UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)   (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)	The Registrant’s Semi-annual Tailored Shareholder Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

NEFHX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$48	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$78,965,115
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)368
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$56,084

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.9%
Short-Term Investments	5.0%
Retailers	3.0%
Lodging	3.2%
Healthcare	3.4%
Metals & Mining	3.6%
Independent Energy	4.9%
Midstream	5.7%
Property & Casualty Insurance	6.2%
Cable Satellite	10.6%
Technology	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.6
Not ratedFootnote Reference^	10.2
CCC	6.6
B	27.2
BB	47.8
BBB	4.5
A	0.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NEFHX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report

June 30, 2025

THI88A-0625

Class C

NEHCX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$86	1.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$78,965,115
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)368
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$56,084

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.9%
Short-Term Investments	5.0%
Retailers	3.0%
Lodging	3.2%
Healthcare	3.4%
Metals & Mining	3.6%
Independent Energy	4.9%
Midstream	5.7%
Property & Casualty Insurance	6.2%
Cable Satellite	10.6%
Technology	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.6
Not ratedFootnote Reference^	10.2
CCC	6.6
B	27.2
BB	47.8
BBB	4.5
A	0.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NEHCX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report

June 30, 2025

THI88C-0625

Class N

LSHNX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$33	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$78,965,115
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)368
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$56,084

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.9%
Short-Term Investments	5.0%
Retailers	3.0%
Lodging	3.2%
Healthcare	3.4%
Metals & Mining	3.6%
Independent Energy	4.9%
Midstream	5.7%
Property & Casualty Insurance	6.2%
Cable Satellite	10.6%
Technology	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.6
Not ratedFootnote Reference^	10.2
CCC	6.6
B	27.2
BB	47.8
BBB	4.5
A	0.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSHNX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report

June 30, 2025

THI88N-0625

Class Y

NEHYX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$35	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$78,965,115
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)368
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$56,084

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	40.9%
Short-Term Investments	5.0%
Retailers	3.0%
Lodging	3.2%
Healthcare	3.4%
Metals & Mining	3.6%
Independent Energy	4.9%
Midstream	5.7%
Property & Casualty Insurance	6.2%
Cable Satellite	10.6%
Technology	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.6
Not ratedFootnote Reference^	10.2
CCC	6.6
B	27.2
BB	47.8
BBB	4.5
A	0.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NEHYX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report

June 30, 2025

THI88Y-0625

Class A

LIGGX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$62	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$31,022,864
  # of Portfolio Holdings (including overnight repurchase agreements)36
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,900

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.2%
IT Services	4.4%
Automobiles	5.1%
Interactive Media & Services	6.1%
Beverages	6.9%
Semiconductors & Semiconductor Equipment	7.3%
Financial Services	8.0%
Hotels, Restaurants & Leisure	8.0%
Pharmaceuticals	10.3%
Software	10.7%
Broadline Retail	12.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

MercadoLibre, Inc.	8.9%
Adyen NV	6.4%
SAP SE	5.4%
WiseTech Global Ltd.	5.3%
Tesla, Inc.	5.1%
Tencent Holdings Ltd.	5.0%
ARM Holdings PLC, ADR	4.8%
Trip.com Group Ltd., ADR	4.5%
Shopify, Inc., Class A	4.4%
Novo Nordisk AS, Class B	4.0%

Country Weightings

United States
26.8%
China
17.8%
Brazil
11.2%
Netherlands
8.9%
France
5.5%
Germany
5.4%
Australia
5.3%
United Kingdom
4.5%
Canada
4.4%
Denmark
4.0%
Other investments less than 3% of net assets*
6.2%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.2%
Denmark	4.0%
Canada	4.4%
United Kingdom	4.5%
Australia	5.3%
Germany	5.4%
France	5.5%
Netherlands	8.9%
Brazil	11.2%
China	17.8%
United States	26.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LIGGX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report

June 30, 2025

TLSING88A-0625

Class C

LIGCX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$101	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$31,022,864
  # of Portfolio Holdings (including overnight repurchase agreements)36
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,900

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.2%
IT Services	4.4%
Automobiles	5.1%
Interactive Media & Services	6.1%
Beverages	6.9%
Semiconductors & Semiconductor Equipment	7.3%
Financial Services	8.0%
Hotels, Restaurants & Leisure	8.0%
Pharmaceuticals	10.3%
Software	10.7%
Broadline Retail	12.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

MercadoLibre, Inc.	8.9%
Adyen NV	6.4%
SAP SE	5.4%
WiseTech Global Ltd.	5.3%
Tesla, Inc.	5.1%
Tencent Holdings Ltd.	5.0%
ARM Holdings PLC, ADR	4.8%
Trip.com Group Ltd., ADR	4.5%
Shopify, Inc., Class A	4.4%
Novo Nordisk AS, Class B	4.0%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.2%
Denmark	4.0%
Canada	4.4%
United Kingdom	4.5%
Australia	5.3%
Germany	5.4%
France	5.5%
Netherlands	8.9%
Brazil	11.2%
China	17.8%
United States	26.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LIGCX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report

June 30, 2025

TLSING88C-0625

Class N

LIGNX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$47	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$31,022,864
  # of Portfolio Holdings (including overnight repurchase agreements)36
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,900

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.2%
IT Services	4.4%
Automobiles	5.1%
Interactive Media & Services	6.1%
Beverages	6.9%
Semiconductors & Semiconductor Equipment	7.3%
Financial Services	8.0%
Hotels, Restaurants & Leisure	8.0%
Pharmaceuticals	10.3%
Software	10.7%
Broadline Retail	12.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

MercadoLibre, Inc.	8.9%
Adyen NV	6.4%
SAP SE	5.4%
WiseTech Global Ltd.	5.3%
Tesla, Inc.	5.1%
Tencent Holdings Ltd.	5.0%
ARM Holdings PLC, ADR	4.8%
Trip.com Group Ltd., ADR	4.5%
Shopify, Inc., Class A	4.4%
Novo Nordisk AS, Class B	4.0%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.2%
Denmark	4.0%
Canada	4.4%
United Kingdom	4.5%
Australia	5.3%
Germany	5.4%
France	5.5%
Netherlands	8.9%
Brazil	11.2%
China	17.8%
United States	26.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LIGNX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report

June 30, 2025

TLSING88N-0625

Class Y

LIGYX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$49	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$31,022,864
  # of Portfolio Holdings (including overnight repurchase agreements)36
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,900

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.2%
IT Services	4.4%
Automobiles	5.1%
Interactive Media & Services	6.1%
Beverages	6.9%
Semiconductors & Semiconductor Equipment	7.3%
Financial Services	8.0%
Hotels, Restaurants & Leisure	8.0%
Pharmaceuticals	10.3%
Software	10.7%
Broadline Retail	12.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

MercadoLibre, Inc.	8.9%
Adyen NV	6.4%
SAP SE	5.4%
WiseTech Global Ltd.	5.3%
Tesla, Inc.	5.1%
Tencent Holdings Ltd.	5.0%
ARM Holdings PLC, ADR	4.8%
Trip.com Group Ltd., ADR	4.5%
Shopify, Inc., Class A	4.4%
Novo Nordisk AS, Class B	4.0%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.2%
Denmark	4.0%
Canada	4.4%
United Kingdom	4.5%
Australia	5.3%
Germany	5.4%
France	5.5%
Netherlands	8.9%
Brazil	11.2%
China	17.8%
United States	26.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LIGYX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report

June 30, 2025

TLSING88Y-0625

Class A

LIGRX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$37	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$15,946,414,461
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)998
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$26,134,119

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.1%
Short-Term Investments	3.4%
ABS Home Equity	3.0%
Finance Companies	3.1%
Aerospace & Defense	3.6%
Midstream	3.7%
Banking	4.8%
ABS Car Loan	5.1%
ABS Other	7.1%
Technology	9.3%
Treasuries	17.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.3
US Treasury	18.0
Not ratedFootnote Reference^	17.0
CCC	0.3
B	1.2
BB	4.9
BBB	44.9
A	7.9
AA	1.4
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.74%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LIGRX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report

June 30, 2025

TIG88A-0625

Class C

LGBCX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$75	1.49%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$15,946,414,461
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)998
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$26,134,119

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.1%
Short-Term Investments	3.4%
ABS Home Equity	3.0%
Finance Companies	3.1%
Aerospace & Defense	3.6%
Midstream	3.7%
Banking	4.8%
ABS Car Loan	5.1%
ABS Other	7.1%
Technology	9.3%
Treasuries	17.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.3
US Treasury	18.0
Not ratedFootnote Reference^	17.0
CCC	0.3
B	1.2
BB	4.9
BBB	44.9
A	7.9
AA	1.4
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.48% from 1.49%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LGBCX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report

June 30, 2025

TIG88C-0625

Class N

LGBNX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$22	0.44%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$15,946,414,461
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)998
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$26,134,119

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.1%
Short-Term Investments	3.4%
ABS Home Equity	3.0%
Finance Companies	3.1%
Aerospace & Defense	3.6%
Midstream	3.7%
Banking	4.8%
ABS Car Loan	5.1%
ABS Other	7.1%
Technology	9.3%
Treasuries	17.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.3
US Treasury	18.0
Not ratedFootnote Reference^	17.0
CCC	0.3
B	1.2
BB	4.9
BBB	44.9
A	7.9
AA	1.4
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.43% from 0.44%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LGBNX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report

June 30, 2025

TIG88N-0625

Class Y

LSIIX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$25	0.49%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$15,946,414,461
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)998
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$26,134,119

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.1%
Short-Term Investments	3.4%
ABS Home Equity	3.0%
Finance Companies	3.1%
Aerospace & Defense	3.6%
Midstream	3.7%
Banking	4.8%
ABS Car Loan	5.1%
ABS Other	7.1%
Technology	9.3%
Treasuries	17.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.3
US Treasury	18.0
Not ratedFootnote Reference^	17.0
CCC	0.3
B	1.2
BB	4.9
BBB	44.9
A	7.9
AA	1.4
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.49%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSIIX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report

June 30, 2025

TIG88Y-0625

Admin Class

LIGAX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$50	0.99%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$15,946,414,461
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)998
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$26,134,119

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.1%
Short-Term Investments	3.4%
ABS Home Equity	3.0%
Finance Companies	3.1%
Aerospace & Defense	3.6%
Midstream	3.7%
Banking	4.8%
ABS Car Loan	5.1%
ABS Other	7.1%
Technology	9.3%
Treasuries	17.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.3
US Treasury	18.0
Not ratedFootnote Reference^	17.0
CCC	0.3
B	1.2
BB	4.9
BBB	44.9
A	7.9
AA	1.4
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.98% from 0.99%.

Fees:The advisory fee rate as a percentage of average daily net assets will be 0.40% on the first $15 billion of assets, and 0.35% thereafter.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Admin Class

LIGAX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report

June 30, 2025

TIG88AD-0625

Class A

NEFZX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$47	0.92%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$2,613,697,240
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)567
  Portfolio Turnover Rate59%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,611,554

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Short-Term Investments	4.8%
Independent Energy	3.0%
Pharmaceuticals	3.0%
ABS Other	4.3%
Sovereigns	6.2%
Technology	6.3%
Cable Satellite	6.9%
Treasuries	16.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.5
US Treasury	11.1
Not ratedFootnote Reference^	21.9
CCC	3.6
B	12.1
BB	18.7
BBB	25.1
A	2.6
AA	1.2
AAA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NEFZX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report

June 30, 2025

TST88A-0625

Class C

NECZX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$85	1.67%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$2,613,697,240
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)567
  Portfolio Turnover Rate59%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,611,554

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Short-Term Investments	4.8%
Independent Energy	3.0%
Pharmaceuticals	3.0%
ABS Other	4.3%
Sovereigns	6.2%
Technology	6.3%
Cable Satellite	6.9%
Treasuries	16.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.5
US Treasury	11.1
Not ratedFootnote Reference^	21.9
CCC	3.6
B	12.1
BB	18.7
BBB	25.1
A	2.6
AA	1.2
AAA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NECZX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report

June 30, 2025

TST88C-0625

Class N

NEZNX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$32	0.62%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$2,613,697,240
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)567
  Portfolio Turnover Rate59%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,611,554

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Short-Term Investments	4.8%
Independent Energy	3.0%
Pharmaceuticals	3.0%
ABS Other	4.3%
Sovereigns	6.2%
Technology	6.3%
Cable Satellite	6.9%
Treasuries	16.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.5
US Treasury	11.1
Not ratedFootnote Reference^	21.9
CCC	3.6
B	12.1
BB	18.7
BBB	25.1
A	2.6
AA	1.2
AAA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NEZNX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report

June 30, 2025

TST88N-0625

Class Y

NEZYX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$34	0.67%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$2,613,697,240
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)567
  Portfolio Turnover Rate59%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,611,554

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Short-Term Investments	4.8%
Independent Energy	3.0%
Pharmaceuticals	3.0%
ABS Other	4.3%
Sovereigns	6.2%
Technology	6.3%
Cable Satellite	6.9%
Treasuries	16.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.5
US Treasury	11.1
Not ratedFootnote Reference^	21.9
CCC	3.6
B	12.1
BB	18.7
BBB	25.1
A	2.6
AA	1.2
AAA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NEZYX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report

June 30, 2025

TST88Y-0625

Admin Class

NEZAX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$60	1.17%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$2,613,697,240
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)567
  Portfolio Turnover Rate59%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,611,554

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Short-Term Investments	4.8%
Independent Energy	3.0%
Pharmaceuticals	3.0%
ABS Other	4.3%
Sovereigns	6.2%
Technology	6.3%
Cable Satellite	6.9%
Treasuries	16.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.5
US Treasury	11.1
Not ratedFootnote Reference^	21.9
CCC	3.6
B	12.1
BB	18.7
BBB	25.1
A	2.6
AA	1.2
AAA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Admin Class

NEZAX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report

June 30, 2025

TST88AD-0625

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Semi-annual Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
June 30, 2025

Loomis Sayles High Income Fund
Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Strategic Alpha Fund
Loomis Sayles Strategic Income Fund

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 86.3% of Net Assets

Non-Convertible Bonds — 81.0%
	ABS Home Equity — 0.1%
$97,976	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 5.092%, 9/19/2045(a)	$50,994
	Aerospace & Defense — 1.9%
150,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(b)	154,254
55,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(b)	56,631
160,000	Bombardier, Inc., 6.000%, 2/15/2028(b)	160,963
55,000	Bombardier, Inc., 7.250%, 7/01/2031(b)	57,733
165,000	Bombardier, Inc., 8.750%, 11/15/2030(b)	178,626
245,000	TransDigm, Inc., 4.625%, 1/15/2029	240,394
390,000	TransDigm, Inc., 6.375%, 3/01/2029(b)	400,117
20,000	TransDigm, Inc., 6.375%, 5/31/2033(b)	20,018
10,000	TransDigm, Inc., 6.750%, 8/15/2028(b)	10,213
195,000	TransDigm, Inc., 6.875%, 12/15/2030(b)	202,330
		1,481,279
	Automotive — 1.2%
320,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	315,823
300,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(b)	300,660
170,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(b)	157,121
205,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(b)	200,363
		973,967
	Banking — 1.9%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(b)	323,044
295,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	304,668
480,000	Synchrony Financial, 7.250%, 2/02/2033	502,246
400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(b)	397,687
		1,527,645
	Brokerage — 0.3%
185,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(b)	190,218
20,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(b)	21,043
		211,261
	Building Materials — 1.6%
575,000	Builders FirstSource, Inc., 6.750%, 5/15/2035(b)	592,029
300,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(b)(c)	303,075
185,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(b)	190,239
185,000	QXO Building Products, Inc., 6.750%, 4/30/2032(b)	190,587
		1,275,930
	Cable Satellite — 10.1%
295,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(b)	292,282
440,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A(b)	438,391
440,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/01/2029(b)	448,816
200,000	CSC Holdings LLC, 3.375%, 2/15/2031(b)	138,578
565,000	CSC Holdings LLC, 4.625%, 12/01/2030(b)	262,756
405,000	CSC Holdings LLC, 5.750%, 1/15/2030(b)	200,307
415,000	CSC Holdings LLC, 7.500%, 4/01/2028(b)	308,050
1,150,000	CSC Holdings LLC, 11.250%, 5/15/2028(b)	1,145,672
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$490,000	Directv Financing LLC, 8.875%, 2/01/2030(b)	$480,489
815,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(b)	791,221
490,000	DISH DBS Corp., 5.250%, 12/01/2026(b)	444,675
150,000	DISH DBS Corp., 5.750%, 12/01/2028(b)	129,844
580,000	DISH DBS Corp., 7.750%, 7/01/2026	515,208
40,000	DISH Network Corp., 11.750%, 11/15/2027(b)	41,233
873,321	EchoStar Corp., 10.750%, 11/30/2029	899,521
614,267	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(d)	560,599
390,000	Time Warner Cable LLC, 5.875%, 11/15/2040	374,424
450,000	Time Warner Cable LLC, 7.300%, 7/01/2038	490,722
		7,962,788
	Chemicals — 1.5%
385,000	Ashland, Inc., 3.375%, 9/01/2031(b)	343,063
75,000	Chemours Co., 4.625%, 11/15/2029(b)	65,283
665,000	Chemours Co., 5.750%, 11/15/2028(b)	623,308
170,000	Hercules LLC, 6.500%, 6/30/2029	170,552
		1,202,206
	Construction Machinery — 0.9%
105,000	Herc Holdings, Inc., 7.000%, 6/15/2030(b)	109,935
140,000	Herc Holdings, Inc., 7.250%, 6/15/2033(b)	146,724
420,000	United Rentals North America, Inc., 3.875%, 2/15/2031	394,950
20,000	United Rentals North America, Inc., 4.000%, 7/15/2030	19,086
10,000	United Rentals North America, Inc., 6.125%, 3/15/2034(b)	10,300
		680,995
	Consumer Cyclical Services — 0.6%
55,000	Arches Buyer, Inc., 4.250%, 6/01/2028(b)	52,642
450,000	TriNet Group, Inc., 3.500%, 3/01/2029(b)	422,889
20,000	TriNet Group, Inc., 7.125%, 8/15/2031(b)	20,832
		496,363
	Consumer Products — 0.8%
270,000	Newell Brands, Inc., 8.500%, 6/01/2028(b)	283,557
185,000	Whirlpool Corp., 6.125%, 6/15/2030	186,626
200,000	Whirlpool Corp., 6.500%, 6/15/2033	200,640
		670,823
	Diversified Manufacturing — 1.2%
185,000	Esab Corp., 6.250%, 4/15/2029(b)	189,415
505,000	Resideo Funding, Inc., 4.000%, 9/01/2029(b)	476,013
295,000	Resideo Funding, Inc., 6.500%, 7/15/2032(b)	302,225
		967,653
	Electric — 0.5%
265,000	NRG Energy, Inc., 3.625%, 2/15/2031(b)	243,881
69,000	NRG Energy, Inc., 3.875%, 2/15/2032(b)	63,364
95,000	NRG Energy, Inc., 6.000%, 2/01/2033(b)	95,947
		403,192
	Environmental — 0.6%
35,000	Clean Harbors, Inc., 4.875%, 7/15/2027(b)	34,828
130,000	Clean Harbors, Inc., 5.125%, 7/15/2029(b)	128,427
45,000	Clean Harbors, Inc., 6.375%, 2/01/2031(b)	46,104
190,000	GFL Environmental, Inc., 4.000%, 8/01/2028(b)	184,286
85,000	GFL Environmental, Inc., 4.375%, 8/15/2029(b)	82,538
20,000	GFL Environmental, Inc., 6.750%, 1/15/2031(b)	20,929
		497,112
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Finance Companies — 2.6%
$460,000	Azorra Finance Ltd., 7.250%, 1/15/2031(b)	$469,624
310,000	Azorra Finance Ltd., 7.750%, 4/15/2030(b)	323,252
160,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(b)	161,724
260,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(b)	268,004
315,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(b)	327,184
220,000	GGAM Finance Ltd., 5.875%, 3/15/2030(b)	221,562
130,000	Navient Corp., 4.875%, 3/15/2028	128,187
45,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(b)	41,716
150,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(b)	134,200
		2,075,453
	Financial Other — 0.2%
33,106	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(d)	2,179
26,897	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(d)	538
35,369	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(d)	531
210,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	12,734
213,200	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(f)	6,396
112,735	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(f)	3,382
24,752	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–27.988%, 1/31/2031(b)(g)	586
19,374	China Aoyuan Group Ltd., Series IAI, 5.500% PIK and/or 0.000% Cash, 9/30/2031(d)	262
48,702	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 15.996%(a)(c)(h)	154
200,000	China Evergrande Group, 8.750%, 6/28/2025(e)	2,378
230,109	Easy Tactic Ltd., 7.500% PIK and/or 6.500% Cash, 7/11/2027(d)(e)	5,509
220,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	6,270
20,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	19,379
200,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	8,366
200,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	8,226
400,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	16,168
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	10,052
37,238	Sunac China Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 9/30/2026(b)(d)(e)	4,393
37,328	Sunac China Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 9/30/2027(b)(d)(e)	4,479
74,839	Sunac China Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 9/30/2027(b)(d)(e)	8,981
112,530	Sunac China Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 9/30/2028(b)(d)(e)	13,485
112,803	Sunac China Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 9/30/2029(b)(d)(e)	13,536
53,124	Sunac China Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 9/30/2030(b)(d)(e)	6,382
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	6,800
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	28,260
400,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	1,300
200,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(e)	500
		191,226
Principal Amount	Description	Value (†)

	Food & Beverage — 2.2%
$90,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(b)	$75,676
375,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(b)	351,187
90,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A(b)	89,444
495,000	Performance Food Group, Inc., 4.250%, 8/01/2029(b)	477,303
40,000	Performance Food Group, Inc., 6.125%, 9/15/2032(b)	40,918
355,000	Post Holdings, Inc., 4.500%, 9/15/2031(b)	329,514
45,000	Post Holdings, Inc., 4.625%, 4/15/2030(b)	43,256
15,000	Post Holdings, Inc., 5.500%, 12/15/2029(b)	14,931
285,000	Post Holdings, Inc., 6.250%, 2/15/2032(b)	293,174
		1,715,403
	Gaming — 1.2%
440,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(b)	456,505
245,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(b)	256,371
200,000	MGM China Holdings Ltd., 7.125%, 6/26/2031(b)	207,884
		920,760
	Government Owned - No Guarantee — 0.3%
210,000	Ecopetrol SA, 8.375%, 1/19/2036	202,622
	Health Care REITs — 0.4%
160,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	113,113
195,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032(b)	204,079
		317,192
	Health Insurance — 1.6%
555,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(b)	515,651
610,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(b)	555,228
70,000	Molina Healthcare, Inc., 4.375%, 6/15/2028	68,419
90,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(b)	91,611
		1,230,909
	Healthcare — 2.2%
375,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A(b)	355,051
220,000	DaVita, Inc., 3.750%, 2/15/2031(b)	200,090
25,000	DaVita, Inc., 4.625%, 6/01/2030, 144A(b)	23,953
270,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(b)	267,682
200,000	Hologic, Inc., 3.250%, 2/15/2029(b)	190,590
265,000	LifePoint Health, Inc., 5.375%, 1/15/2029(b)	246,993
75,000	Owens & Minor, Inc., 6.625%, 4/01/2030(b)	70,451
385,000	Radiology Partners, Inc., 8.500%, 7/15/2032(b)	385,897
		1,740,707
	Home Construction — 0.4%
1,200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(b)(e)(i)	—
290,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(b)	288,981
50,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(b)	50,762
		339,743
	Independent Energy — 4.7%
735,000	Chord Energy Corp., 6.750%, 3/15/2033(b)	750,893
160,000	Civitas Resources, Inc., 8.375%, 7/01/2028(b)	163,826
675,000	Civitas Resources, Inc., 8.625%, 11/01/2030(b)	685,286
140,000	Civitas Resources, Inc., 8.750%, 7/01/2031(b)	141,555
215,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(b)	209,926
20,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(b)	20,847
40,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	38,050
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Independent Energy — continued
$450,000	Matador Resources Co., 6.250%, 4/15/2033(b)	$446,673
100,000	Matador Resources Co., 6.500%, 4/15/2032(b)	100,052
430,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(b)	433,821
225,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(b)	231,861
176,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(b)	174,918
280,000	SM Energy Co., 6.750%, 8/01/2029(b)	278,971
		3,676,679
	Industrial Other — 0.3%
135,000	Arcosa, Inc., 4.375%, 4/15/2029(b)	130,591
65,000	Arcosa, Inc., 6.875%, 8/15/2032(b)	67,458
20,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(b)	19,824
		217,873
	Leisure — 0.9%
95,000	Carnival Corp., 5.750%, 3/15/2030(b)	96,607
230,000	Carnival Corp., 6.000%, 5/01/2029(b)	232,402
370,000	NCL Corp. Ltd., 6.750%, 2/01/2032(b)	378,003
		707,012
	Life Insurance — 0.7%
510,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(b)	521,684
	Lodging — 3.2%
510,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(b)	461,987
25,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(b)	23,502
160,000	Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033(b)	163,021
860,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(b)	873,354
630,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(b)	605,056
270,000	Travel & Leisure Co., 4.500%, 12/01/2029(b)	260,944
190,000	Travel & Leisure Co., 4.625%, 3/01/2030(b)	182,162
		2,570,026
	Media Entertainment — 2.4%
25,000	Discovery Communications LLC, 3.625%, 5/15/2030	22,071
260,000	Discovery Communications LLC, 6.350%, 6/01/2040	180,606
285,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(b)	276,365
56,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(b)	41,462
660,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	648,473
738,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	548,888
335,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	197,449
		1,915,314
	Metals & Mining — 3.4%
335,000	Alumina Pty. Ltd., 6.375%, 9/15/2032(b)	341,292
120,000	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029(b)	118,145
295,000	Cleveland-Cliffs, Inc., 7.375%, 5/01/2033(b)	276,992
140,000	Commercial Metals Co., 3.875%, 2/15/2031	128,490
340,000	Commercial Metals Co., 4.125%, 1/15/2030	325,185
145,000	Commercial Metals Co., 4.375%, 3/15/2032	133,051
425,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(b)	451,072
65,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(b)	44,563
155,000	GrafTech Global Enterprises, Inc., 9.875%, 12/23/2029(b)	121,284
20,000	Mineral Resources Ltd., 8.000%, 11/01/2027(b)	20,093
Principal Amount	Description	Value (†)

	Metals & Mining — continued
$65,000	Mineral Resources Ltd., 8.125%, 5/01/2027(b)	$64,965
625,000	Mineral Resources Ltd., 9.250%, 10/01/2028(b)	639,630
		2,664,762
	Midstream — 5.7%
95,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(b)	94,286
500,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(b)	493,948
385,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	409,595
570,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	563,968
235,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(b)	233,351
135,000	Hess Midstream Operations LP, 6.500%, 6/01/2029(b)	138,835
30,000	Kinetik Holdings LP, 5.875%, 6/15/2030(b)	30,254
415,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029(b)	391,233
140,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(b)	122,427
165,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(b)	152,723
745,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(b)(c)	724,288
390,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034	390,150
385,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036	385,125
185,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(b)	198,102
160,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(b)	173,188
		4,501,473
	Non-Agency Commercial Mortgage-Backed Securities — 1.1%
91,504	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 7.926%, 11/15/2031(a)(b)	27,597
205,885	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 8.926%, 11/15/2031(a)(b)	42,116
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(b)	657,900
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(f)(i)	3,800
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(f)(i)	2,100
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.249%, 11/15/2059(a)	51,846
32,730	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	11,626
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.455%, 12/15/2045(a)	64,938
		861,923
	Oil Field Services — 0.3%
150,000	Oceaneering International, Inc., 6.000%, 2/01/2028	151,237
30,000	Oceaneering International, Inc., 6.000%, 2/01/2028	30,247
48,923	Transocean Aquila Ltd., 8.000%, 9/30/2028(b)	49,295
20,000	Transocean, Inc., 8.000%, 2/01/2027(b)	19,702
		250,481
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Packaging — 0.5%
$400,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(b)	$378,013
55,000	Mauser Packaging Solutions Holding Co., 7.875%, 4/15/2027(b)	55,902
		433,915
	Pharmaceuticals — 2.5%
525,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(b)	442,861
115,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(b)	113,850
405,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	416,383
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	719,151
265,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	269,753
		1,961,998
	Property & Casualty Insurance — 4.6%
715,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(b)	728,298
305,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(b)	315,495
1,000,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(b)	1,045,469
635,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(b)	660,140
285,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(b)	174,905
350,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(b)	363,563
320,000	Ryan Specialty LLC, 5.875%, 8/01/2032(b)	322,517
		3,610,387
	Refining — 0.5%
25,000	CVR Energy, Inc., 5.750%, 2/15/2028(b)	23,938
335,000	CVR Energy, Inc., 8.500%, 1/15/2029(b)	335,131
		359,069
	Restaurants — 2.5%
330,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(b)	321,439
580,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(b)	540,484
225,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(b)	220,646
5,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(b)	5,071
205,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(b)	210,243
725,000	Yum! Brands, Inc., 3.625%, 3/15/2031	669,172
35,000	Yum! Brands, Inc., 4.625%, 1/31/2032	33,697
		2,000,752
	Retailers — 2.9%
30,000	Evergreen Acqco 1 LP/TVI, Inc., 9.750%, 4/26/2028(b)	31,380
835,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(b)	771,123
195,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A(b)	179,883
255,000	Parkland Corp., 4.500%, 10/01/2029(b)	245,128
75,000	Parkland Corp., 6.625%, 8/15/2032(b)	76,656
200,000	Rakuten Group, Inc., 9.750%, 4/15/2029(b)	219,076
400,000	Rakuten Group, Inc., 11.250%, 2/15/2027(b)	434,345
420,000	Saks Global Enterprises LLC, 11.000%, 12/15/2029(b)	222,600
116,744	Sgus LLC, 11.000%, 12/15/2029	112,083
		2,292,274
Principal Amount	Description	Value (†)

	Supermarkets — 0.4%
$45,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/2030(b)	$44,236
235,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.250%, 3/15/2033(b)	242,244
		286,480
	Technology — 9.2%
455,000	Block, Inc., 3.500%, 6/01/2031	417,357
320,000	Block, Inc., 6.500%, 5/15/2032	330,151
210,000	CommScope LLC, 9.500%, 12/15/2031(b)	219,915
25,000	Entegris, Inc., 3.625%, 5/01/2029(b)	23,693
95,000	Entegris, Inc., 4.375%, 4/15/2028(b)	92,467
70,000	Entegris, Inc., 5.950%, 6/15/2030(b)	71,113
495,000	Fair Isaac Corp., 6.000%, 5/15/2033(b)	499,537
156,744	GoTo Group, Inc., 5.500%, 5/01/2028(b)	128,530
255,000	Imola Merger Corp., 4.750%, 5/15/2029(b)	246,200
470,000	Iron Mountain, Inc., 4.500%, 2/15/2031(b)	447,811
110,000	Iron Mountain, Inc., 4.875%, 9/15/2029(b)	108,066
295,000	Iron Mountain, Inc., 5.250%, 7/15/2030(b)	290,965
435,000	Iron Mountain, Inc., 6.250%, 1/15/2033(b)	447,270
50,000	Iron Mountain, Inc., 7.000%, 2/15/2029(b)	51,760
480,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(b)	467,369
10,000	Open Text Corp., 3.875%, 12/01/2029, 144A(b)	9,419
650,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(b)	614,325
50,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(b)	46,036
81,000	Sabre GLBL, Inc., 8.625%, 6/01/2027(b)	82,924
223,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(b)	229,143
275,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(b)	279,105
30,000	Seagate HDD Cayman, 4.091%, 6/01/2029	28,668
215,000	Seagate HDD Cayman, 4.125%, 1/15/2031	196,796
90,000	Seagate HDD Cayman, 8.250%, 12/15/2029	95,850
200,000	Sensata Technologies BV, 4.000%, 4/15/2029(b)	190,216
450,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(b)	410,185
125,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(b)	119,338
200,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(b)	205,830
605,000	Zebra Technologies Corp., 6.500%, 6/01/2032(b)	622,108
340,000	Ziff Davis, Inc., 4.625%, 10/15/2030(b)	317,379
		7,289,526
	Wirelines — 0.9%
210,000	Altice Financing SA, 5.000%, 1/15/2028(b)	157,982
245,000	Fibercop SpA, 7.200%, 7/18/2036(b)	238,773
325,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(b)	298,015
		694,770
	Total Non-Convertible Bonds (Identified Cost $69,559,500)	63,952,621

Convertible Bonds — 5.3%
	Brokerage — 0.1%
58,000	Coinbase Global, Inc., 0.250%, 4/01/2030	75,719
	Cable Satellite — 0.5%
317,321	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	373,646
	Consumer Cyclical Services — 0.3%
84,000	DoorDash, Inc., Zero Coupon, 0.000%–0.018%, 5/15/2030(b)(g)	91,002
85,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	121,252
		212,254
	Diversified Manufacturing — 0.2%
63,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	75,468
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Diversified Manufacturing — continued
$38,000	Bloom Energy Corp., 3.000%, 6/01/2028	$56,202
62,000	Itron, Inc., 1.375%, 7/15/2030	73,718
		205,388
	Electric — 0.2%
124,000	Evergy, Inc., 4.500%, 12/15/2027	145,018
35,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	37,905
		182,923
	Financial Other — 0.0%
4,352	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 33.034%, 9/30/2028(h)	72
43,823	Sunac China Holdings Ltd., 1.000% PIK and/or 0.000% Cash, 9/30/2032(b)(d)(e)	4,382
		4,454
	Food & Beverage — 0.2%
136,000	Post Holdings, Inc., 2.500%, 8/15/2027	155,244
	Independent Energy — 0.2%
113,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	117,802
31,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	74,726
		192,528
	Industrial Other — 0.3%
92,000	Fluor Corp., 1.125%, 8/15/2029	120,704
42,000	Granite Construction, Inc., 3.750%, 5/15/2028	87,213
		207,917
	Leisure — 0.5%
78,000	Carnival Corp., 5.750%, 12/01/2027	171,561
181,000	NCL Corp. Ltd., 0.875%, 4/15/2030(b)	193,557
		365,118
	Media Entertainment — 0.2%
84,000	Sea Ltd., 2.375%, 12/01/2025	149,208
31,000	Spotify USA, Inc., Zero Coupon, 0.000%, 3/15/2026(h)	46,962
		196,170
	Pharmaceuticals — 0.3%
200,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(b)	212,000
	Retailers — 0.1%
49,000	Freshpet, Inc., 3.000%, 4/01/2028	60,858
	Technology — 2.2%
200,000	CyberArk Software Ltd., Zero Coupon, 0.000%, 6/15/2030(b)(h)	205,500
236,000	Datadog, Inc., Zero Coupon, 0.000%–1.629%, 12/01/2029(b)(g)	225,498
139,000	Global Payments, Inc., 1.500%, 3/01/2031	124,127
97,000	Guidewire Software, Inc., 1.250%, 11/01/2029(b)	114,363
38,000	InterDigital, Inc., 3.500%, 6/01/2027	110,675
79,000	Nutanix, Inc., 0.250%, 10/01/2027	111,153
163,000	Parsons Corp., 2.625%, 3/01/2029	173,269
126,000	Rubrik, Inc., Zero Coupon, 0.000%, 6/15/2030(b)(h)	131,906
43,000	Seagate HDD Cayman, 3.500%, 6/01/2028	77,335
94,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(b)(h)	146,264
80,000	Tempus Ai, Inc., 0.750%, 7/15/2030	80,000
58,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	71,282
53,000	Vertex, Inc., 0.750%, 5/01/2029	63,362
5,000	Vertex, Inc., Zero Coupon, 0.000%, 5/01/2029(b)(h)	5,978
Principal Amount	Description	Value (†)

	Technology — continued
$20,000	Wolfspeed, Inc., 0.250%, 2/15/2028(e)	$4,950
285,000	Wolfspeed, Inc., 1.875%, 12/01/2029(e)	70,538
		1,716,200
	Total Convertible Bonds (Identified Cost $4,129,776)	4,160,419
	Total Bonds and Notes (Identified Cost $73,689,276)	68,113,040

Senior Loans — 7.8%
	Brokerage — 0.5%
294,089	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.327%, 4/07/2028(a)(j)	294,213
84,084	Hightower Holding LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.260%, 2/03/2032(a)(j)	83,804
		378,017
	Chemicals — 0.1%
114,494	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.327%, 8/18/2028(a)	114,064
	Consumer Cyclical Services — 1.1%
21,640	Grant Thornton Advisors LLC, 2025 Delayed Draw Term Loan, 1 mo. USD SOFR + 2.750%, 7.077%, 6/02/2031(a)(j)	21,602
220,399	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.750%, 9.030%, 10/31/2031(a)(j)	215,072
300,132	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.077%, 3/15/2030(a)	290,627
195,581	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.827%, 11/14/2030(a)(j)	195,764
134,801	VT Topco, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 7.327%, 8/09/2030(a)(j)	134,988
		858,053
	Financial Other — 0.9%
268,330	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD SOFR + 3.250%, 7.542%, 1/27/2032(a)(j)	268,815
395,000	Gryphon Debt Merger Sub, Inc., Term Loan B, 6/18/2032(k)	394,672
25,000	Mermaid Bidco, Inc., 2024 USD Term Loan B, 7/03/2031(k)	25,000
		688,487
	Healthcare — 1.2%
442,847	Bausch & Lomb Corp., 2025 Term Loan B, 12/17/2030(k)	443,125
45,800	Bausch & Lomb Corp., Term Loan, 5/10/2027(k)	45,701
570	Hanger, Inc., 2024 Delayed Draw Term Loan, 10/23/2031(k)	571
11,441	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(l)	11,452
2,014	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.827%, 10/23/2031(a)(j)	2,016
4,419	Hanger, Inc., 2024 Term Loan B, 10/23/2031(k)	4,423
103,381	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.827%, 10/23/2031(a)(j)	103,481
11,050	Inception Holdco SARL, 2025 USD Term Loan B, 4/18/2031(k)	11,126
169,646	Inception Holdco SARL, 2025 USD Term Loan B, 3 mo. USD SOFR + 3.750%, 8.046%, 4/18/2031(a)(j)	170,813
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Healthcare — continued
$107,982	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 12/12/2028(k)	$108,489
61,378	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 8.046%, 12/12/2028(a)(j)	61,665
		962,862
	Metals & Mining — 0.2%
51,920	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(l)	52,049
90,859	GrafTech Finance, Inc., 2024 Term Loan, 1 mo. USD SOFR + 6.000%, 10.320%, 12/21/2029(a)(j)	91,087
		143,136
	Property & Casualty Insurance — 1.6%
391,072	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 7.327%, 11/06/2030(a)(j)	389,676
271,634	Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 7.327%, 12/29/2031(a)(j)	271,537
234,243	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.983%, 2/15/2031(a)(j)	232,194
217,104	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.677%, 8/19/2028(a)(j)	214,583
139,926	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.046%, 5/06/2032(a)(j)	141,413
		1,249,403
	Technology — 2.1%
263,778	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 5.250%, 9.577%, 12/17/2029(a)(j)	266,664
474,733	First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.577%, 10/31/2031(a)(j)	474,586
350,755	Fortress Intermediate 3, Inc., 2025 Term Loan B, 6/27/2031(k)	351,194
349,874	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.500%, 7.827%, 6/27/2031(a)(j)	350,311
52,601	GoTo Group, Inc., 2024 First Out Term Loan, 1 mo. USD SOFR + 4.750%, 9.162%, 4/28/2028(a)(j)	45,612
67,830	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.577%, 3/20/2032(a)(j)	68,063
115,339	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 7.546%, 10/26/2030(a)(j)	115,836
		1,672,266
	Wireless — 0.1%
114,710	Crown Subsea Communications Holding, Inc., 2024 Term Loan B1, 3 mo. USD SOFR + 4.000%, 8.330%, 1/30/2031(a)	115,332
	Total Senior Loans (Identified Cost $6,184,739)	6,181,620

Shares	Description	Value (†)
Preferred Stocks — 0.5%

Convertible Preferred Stocks — 0.5%
	Aerospace & Defense — 0.2%
2,358	Boeing Co., 6.000%	$160,344
	Brokerage — 0.1%
1,313	Apollo Global Management, Inc., 6.750%	98,278
	Electric — 0.2%
3,183	PG&E Corp., Series A, 6.000%	119,681
	Total Convertible Preferred Stocks (Identified Cost $373,874)	378,303
	Total Preferred Stocks (Identified Cost $373,874)	378,303

Common Stocks— 0.0%
	Energy Equipment & Services — 0.0%
81	Mcdermott International Ltd.(f)	891
	Media — 0.0%
9,786	iHeartMedia, Inc., Class A(f)	17,223
	Oil, Gas & Consumable Fuels — 0.0%
3,650	Battalion Oil Corp.(f)	4,709
	Real Estate Management & Development — 0.0%
12,176	China Aoyuan Group Ltd.(f)	187
	Total Common Stocks (Identified Cost $842,212)	23,010

Warrants — 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(f)(i)	—
22,577	McDermott International Ltd., Tranche B, Expiration on 6/30/2027(f)(i)	—
	Total Warrants (Identified Cost $31,517)	—

Other Investments — 0.0%
	Aircraft ABS — 0.0%
100	ECAF I Blocker, Ltd.(i)(m) (Identified Cost $1,000,000)	—
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles High Income Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 5.0%
$2,793,038	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $2,793,263 on 7/01/2025 collateralized by $2,806,500 U.S. Treasury Note, 4.125% due 10/31/2027 valued at $2,848,963 including accrued interest (Note 2 of Notes to Financial Statements)	$2,793,038
1,165,000	U.S. Treasury Bills, 4.197%–4.220%, 7/24/2025(n)(o)(p)	1,161,900
	Total Short-Term Investments (Identified Cost $3,954,907)	3,954,938
	Total Investments — 99.6% (Identified Cost $86,076,525)	78,650,911
	Other assets less liabilities — 0.4%	314,204
	Net Assets — 100.0%	$78,965,115

(†)	See Note 2 of Notes to Financial Statements.

(a)
Variable rate security. Rate as of June 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of
Rule 144A holdings amounted to $51,856,241 or 65.7% of net assets.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)
Unfunded loan commitment. An unfunded loan commitment is a
contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of
Notes to Financial Statements.

(m)	Securities subject to restriction on resale. At June 30, 2025, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	6/18/2015	$1,000,000	$ —	0.0%

(n)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(o)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

(p)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
At June 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2025	12	$2,486,834	$2,496,281	$9,447
At June 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2025	13	$1,403,669	$1,417,000	$(13,331)
CBOT U.S. Long Bond Futures	9/19/2025	6	671,987	692,812	(20,825)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/19/2025	1	115,427	119,125	(3,698)
Ultra 10 Year U.S. Treasury Notes Futures	9/19/2025	6	673,982	685,594	(11,612)
Total					$(49,466)
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 89.8% of Net Assets

Non-Convertible Bonds — 89.7%
	ABS Car Loan — 5.1%
$494,682	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$493,981
1,286,598	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	1,302,379
7,540,824	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029(a)	7,558,874
4,795,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	4,894,371
11,365,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	11,797,880
5,340,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	5,480,362
6,500,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	6,546,516
1,875,000	AutoNation Finance Trust, Series 2025-1A, Class C, 5.190%, 12/10/2030(a)	1,901,706
3,580,000	AutoNation Finance Trust, Series 2025-1A, Class D, 5.630%, 9/10/2032(a)	3,629,339
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	8,807,374
2,540,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	2,524,448
11,605,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028(a)	11,239,245
5,705,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	5,815,270
6,230,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class D, 7.590%, 4/20/2029(a)	6,229,632
3,780,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class D, 7.260%, 10/20/2027(a)	3,797,581
3,960,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	3,992,658
7,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	8,364,423
5,280,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	5,328,333
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	9,412,361
22,410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	23,005,591
8,845,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	9,105,687
17,240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-2A, Class A, 5.130%, 10/20/2028(a)	17,484,446
8,638,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	8,823,961
6,595,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	6,701,173
21,010,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	22,123,738
8,930,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	9,101,466
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$9,890,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	$10,140,428
2,550,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	2,523,386
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,082,246
11,965,000	CarMax Auto Owner Trust, Series 2023-1, Class D, 6.270%, 11/15/2029	12,182,935
1,540,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	1,589,465
3,035,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	3,173,218
4,250,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	4,349,658
11,525,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	11,832,533
390,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	402,116
13,025,000	CarMax Select Receivables Trust, Series 2025-A, Class C, 5.460%, 7/15/2031	13,318,247
21,175,000	CarMax Select Receivables Trust, Series 2025-A, Class D, 5.860%, 7/15/2031	21,695,278
3,810,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	3,885,820
1,860,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	1,947,470
2,535,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	2,598,018
7,375,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	7,528,230
3,432,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	3,561,266
7,669,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	7,740,053
12,997,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	13,214,383
1,810,000	Carvana Auto Receivables Trust, Series 2024-P4, Class C, 5.100%, 5/12/2031	1,836,720
8,895,000	Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.340%, 8/11/2031	8,974,495
880,000	Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.690%, 5/15/2035(a)	890,911
2,970,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C, 7.710%, 7/15/2033(a)	3,047,466
2,035,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	2,110,618
3,460,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	3,592,743
13,290,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	13,554,577
6,260,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	6,500,331
6,255,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	6,403,550
21,060,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	21,370,656
7,619,524	DT Auto Owner Trust, Series 2022-1A, Class D, 3.400%, 12/15/2027(a)	7,564,015
9,695,000	DT Auto Owner Trust, Series 2023-1A, Class D, 6.440%, 11/15/2028(a)	9,867,009
10,700,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	10,981,622
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$7,695,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	$7,992,673
4,130,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	4,193,362
2,142,604	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	2,152,765
2,675,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 6/15/2029	2,720,772
6,035,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	6,142,071
3,100,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	3,165,300
14,145,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	14,707,043
4,495,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.700%, 7/16/2029	4,547,400
2,690,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.980%, 9/16/2030	2,750,256
9,087,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	9,053,178
16,265,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	16,703,878
2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028(a)	2,619,487
1,910,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	1,987,019
11,331,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	11,415,746
1,800,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	1,810,536
4,225,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	4,283,153
4,580,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	4,701,828
3,550,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	3,635,072
6,440,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	6,695,820
4,140,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	4,224,622
1,441,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	1,477,139
2,025,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.590%, 1/15/2031(a)	2,059,438
3,900,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	4,020,454
6,345,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	6,538,689
1,100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	1,108,867
870,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	885,187
685,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.260%, 3/15/2031(a)	696,797
1,350,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.740%, 4/15/2032(a)	1,377,922
1,644,000	GLS Auto Select Receivables Trust, Series 2025-3A, Class C, 4.940%, 9/15/2031(a)	1,646,716
3,850,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	3,893,717
3,337,500	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	3,336,656
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$3,248,942	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, 30 day USD SOFR Average + 1.400%, 5.702%, 5/20/2032(a)(b)	$3,267,282
11,060,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	11,139,886
5,370,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	5,518,674
2,715,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	2,808,999
1,460,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	1,532,003
790,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	800,842
295,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	300,091
1,660,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	1,666,966
9,814,121	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	9,888,679
5,260,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	5,348,952
1,555,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class D, 7.070%, 2/14/2033(a)	1,642,868
4,970,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	5,042,224
4,500,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.120%, 8/15/2029(a)	4,601,033
2,725,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	2,839,746
645,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	659,478
915,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.280%, 8/15/2031	944,646
31,760,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	32,696,888
21,455,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class D, 5.470%, 5/15/2031	21,818,684
475,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	483,412
716,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	735,525
3,538,860	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	3,556,006
2,730,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	2,805,207
2,300,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	2,338,863
6,820,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.200%, 10/20/2032(a)	6,910,194
8,665,000	SFS Auto Receivables Securitization Trust, Series 2025-2A, Class C, 5.050%, 4/20/2033(a)	8,733,661
1,285,000	USB Auto Owner Trust, Series 2025-1A, Class D, 5.400%, 12/15/2032(a)	1,296,452
2,230,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	2,263,121
565,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	587,076
3,055,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	3,122,330
7,350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010%, 11/15/2028(a)	7,512,123
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$8,400,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	$8,669,716
13,315,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	13,863,296
19,730,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	19,969,897
14,870,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	15,172,028
4,310,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	4,374,835
13,330,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.210%, 4/15/2030(a)	13,416,825
7,220,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	7,348,978
4,990,000	Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.430%, 2/15/2028(a)	5,008,684
6,170,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	6,206,823
		814,358,814
	ABS Credit Card — 0.5%
16,315,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	16,474,186
8,286,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	8,293,815
6,575,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	6,632,888
15,130,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	15,250,268
9,395,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	9,454,423
19,300,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	19,710,280
		75,815,860
	ABS Home Equity — 3.0%
6,992,297	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	6,791,331
10,080,239	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	9,670,375
1,930,673	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class A1, 3.500%, 1/25/2066(a)(b)	1,883,746
15,997,221	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	14,472,074
1,252,001	CoreVest American Finance Ltd., Series 2019-1, Class D, 4.818%, 3/15/2052(a)	1,251,527
536,180	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	532,677
2,929,000	CoreVest American Finance Ltd., Series 2019-3, Class B, 3.163%, 10/15/2052(a)	2,780,640
1,259,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.695%, 5/15/2052(a)(b)	1,245,560
6,575,000	CoreVest American Finance Ltd., Series 2021-3, Class B, 2.494%, 10/15/2054(a)	6,392,293
1,870,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,673,936
4,384,731	CoreVest American Finance Ltd., Series 2021-RTL1, Class A1, 4.239%, 3/28/2029(a)(b)	4,381,640
10,565,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	10,650,418
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$6,086,850	CSMC Trust, Series 2017-RPL1, Class M1, 2.974%, 7/25/2057(a)(b)	$5,188,420
4,344,406	Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.899%, 4/25/2066(a)(b)	3,837,448
3,542,462	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 6.406%, 4/25/2043(a)(b)	3,597,831
2,334,037	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, 30 day USD SOFR Average + 2.750%, 7.055%, 5/25/2042(a)(b)	2,386,343
1,431,806	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, 30 day USD SOFR Average + 1.500%, 5.805%, 10/25/2043(a)(b)	1,441,243
5,640,600	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 30 day USD SOFR Average + 1.100%, 5.405%, 2/25/2044(a)(b)	5,674,110
3,083,000	FirstKey Homes Trust, Series 2020-SFR1, Class D, 2.241%, 8/17/2037(a)	3,060,122
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037(a)	1,504,502
13,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037(a)	13,506,829
6,000,000	FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.607%, 9/17/2038(a)	5,759,098
10,000,000	FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.435%, 12/17/2038(a)	9,714,493
9,710,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	9,511,645
2,109,568	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	2,044,500
2,230,904	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039(a)	2,143,752
2,409,603	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039(a)	2,295,518
951,878	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	817,323
10,319,095	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	9,889,572
5,149,949	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	4,915,421
1,519,375	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 4.650%, 11/25/2060(a)(b)	1,519,101
1,442,320	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	1,413,557
1,382,046	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069(a)(b)	1,344,606
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	2,595,702
2,419,532	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059(a)(b)	2,355,706
540,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M1, 1.850%, 11/25/2060(a)(b)	487,118
1,750,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(b)	1,533,251
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$24,984,976	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class A, 3.800%, 1/25/2064(a)(b)	$23,620,122
15,130,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	15,246,091
11,451,010	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	10,454,486
15,095,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	15,256,757
9,390,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	9,356,758
18,576,766	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	17,412,188
4,566,514	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	3,736,191
16,450,343	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	16,457,540
8,750,000	Progress Residential Trust, Series 2021-SFR3, Class C, 2.088%, 5/17/2026(a)	8,597,270
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	2,379,553
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	1,982,102
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	3,479,102
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	1,747,715
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,310,058
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	899,658
1,260,000	Progress Residential Trust, Series 2023-SFR1, Class C, 4.650%, 3/17/2040(a)	1,241,861
1,935,000	Progress Residential Trust, Series 2023-SFR1, Class D, 4.650%, 3/17/2040(a)	1,892,939
909,375	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	892,108
7,539,197	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	7,634,500
3,378,750	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	3,391,673
7,899,451	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	7,897,123
2,300,625	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	2,255,554
8,107,935	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	7,928,984
17,875,183	PRPM LLC, Series 2024-RPL1, Class A1, 4.200%, 12/25/2064(a)(b)	17,500,341
5,553,717	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	5,599,147
8,618,090	PRPM LLC, Series 2025-RCF1, Class A1, 4.500%, 2/25/2055(a)(b)	8,547,457
5,121,574	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	5,102,301
9,929,379	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	10,067,686
23,045,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	23,032,699
226,755	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047(a)(b)	212,709
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$5,790,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	$5,825,305
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	4,313,547
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058(a)(b)	1,645,771
4,495,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	4,059,061
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058(a)(b)	15,170,319
3,294,929	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	3,161,968
1,505,000	Tricon American Homes, Series 2020-SFR1, Class B, 2.049%, 7/17/2038(a)	1,458,379
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038(a)	3,839,073
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038(a)	2,532,511
23,100,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	23,075,941
9,895,088	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	8,681,634
11,226,796	Verus Securitization Trust, Series 2021-7, Class A1, 1.829%, 10/25/2066(a)(b)	10,086,502
206,212	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 6.116%, 3/27/2051(a)(b)	206,149
		479,452,261
	ABS Other — 6.9%
1,662,591	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047(a)	1,686,705
31,344,070	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	31,924,437
3,213,748	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	3,053,718
14,247,283	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	14,571,651
8,060,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	8,095,641
16,955,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	17,084,129
975,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	984,020
5,520,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	5,545,331
1,719,232	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	1,721,591
2,260,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	2,275,289
16,530,000	Affirm Master Trust, Series 2025-1A, Class A, 4.990%, 2/15/2033(a)	16,661,794
21,678,393	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	22,111,636
54,130,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	53,868,985
15,042,024	Aqua Finance Issuer Trust, Series 2025-A, Class A, 5.250%, 12/19/2050(a)	15,225,266
19,352,185	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	19,350,174
1,758,473	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	1,772,643
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Other — continued
$7,857,240	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	$7,768,466
3,724,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	3,603,955
8,750,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	9,082,539
3,714,175	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	3,782,669
9,490,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	9,715,455
13,071,436	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	13,125,146
1,995,000	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	2,001,807
4,420,882	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	4,515,924
19,285,193	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	19,541,319
5,200,781	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	4,907,149
6,306,345	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	5,983,883
4,163,917	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	3,875,637
6,859,474	Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.464%, 5/11/2037(a)	6,344,439
19,830,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	19,851,779
14,115,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	14,291,579
15,075,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	15,199,263
6,470,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	6,493,700
12,433,333	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	12,561,049
2,292,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500%, 5/20/2049(a)	2,231,906
11,765,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	11,198,725
3,235,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	3,294,249
7,024,715	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	6,822,070
4,366,564	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	4,551,250
2,279,120	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	2,382,594
5,958,476	Foundation Finance Trust, Series 2025-1A, Class A, 4.950%, 4/15/2050(a)	6,014,932
51,030,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	51,834,947
17,740,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	18,273,318
5,419,156	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	5,480,165
2,414,948	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	2,446,680
5,880,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	6,081,725
5,330,000	GreenSky Home Improvement Trust, Series 2024-1, Class C, 6.360%, 6/25/2059(a)	5,474,187
Principal Amount	Description	Value (†)

	ABS Other — continued
$222,247	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	$220,219
441,850	Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.940%, 1/25/2038(a)	455,488
2,210,897	Hilton Grand Vacations Trust, Series 2024-2A, Class C, 5.990%, 3/25/2038(a)	2,238,021
1,485,000	Hilton Grand Vacations Trust, Series 2025-1A, Class C, 5.520%, 5/27/2042(a)	1,497,101
3,364,403	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	3,410,031
1,962,120	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038(a)	1,873,773
878,352	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	839,106
1,590,459	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	1,516,023
748,784	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029(a)	747,774
2,395,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	2,430,966
2,180,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	2,221,039
7,090,288	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	6,987,008
500,225	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	482,355
20,825,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	20,801,405
12,704,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	12,689,606
25,165,000	Kapitus Asset Securitization V LLC, Series 2025-1A, Class A, 5.460%, 4/10/2032(a)	25,223,886
1,467,042	KDAC Aviation Finance Ltd., Series 2017-1A, Class A, 4.212%, 12/15/2042(a)	1,427,167
3,696,289	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	3,622,696
2,468,307	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	2,400,375
6,615,748	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	6,164,089
1,934,681	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	1,938,248
895,025	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044(a)	882,498
2,449,231	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	2,307,394
5,330,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	5,433,110
1,346,010	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	1,348,511
691,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	709,551
4,705,000	Metronet Infrastructure, 6.010%, 7/20/2055(c)	4,720,431
1,795,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	1,847,586
3,037,305	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	2,967,574
35,808,489	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	35,110,331
176,108	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	173,647
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Other — continued
$2,670,140	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	$2,712,566
9,742,304	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	9,106,045
10,875,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	10,973,223
9,727,267	Octane Receivables Trust, Series 2024-1A, Class A2, 5.680%, 5/20/2030(a)	9,804,813
7,119,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	7,242,949
6,695,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	6,653,618
3,120,000	Onemain Financial Issuance Trust, Series 2025-1A, Class D, 5.790%, 7/14/2038(a)	3,163,898
1,675,000	OneMain Financial Issuance Trust, Series 2019-2A, Class D, 4.050%, 10/14/2036(a)	1,599,538
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	7,945,570
18,859,195	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	19,166,863
10,290,000	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	10,317,515
4,753,975	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	4,812,644
6,380,000	Progress Residential Trust, Series 2022-SFR5, Class C, 5.192%, 6/17/2039(a)	6,391,779
1,165,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	1,182,060
7,550,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.110%, 12/15/2033(a)	7,595,096
1,825,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.740%, 12/15/2033(a)	1,841,444
5,250,000	Regional Management Issuance Trust, Series 2025-1, Class D, 6.580%, 4/17/2034(a)	5,307,892
9,940,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	10,085,228
12,420,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	12,631,451
14,675,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	14,929,406
2,555,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	2,493,710
3,365,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	3,382,892
26,230,260	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	25,740,866
14,820,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	15,155,274
1,750,004	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	1,698,799
229,252	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	225,098
649,766	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	666,112
781,688	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	808,536
2,668,306	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	2,744,756
17,231,129	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	17,341,046
5,640,000	SLAM Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	5,830,903
Principal Amount	Description	Value (†)

	ABS Other — continued
$3,330,000	Stack Infrastructure Issuer LLC, Series 2025-1A, Class A2, 5.000%, 5/25/2050(a)	$3,294,452
1,217,667	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	1,264,210
7,102,748	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	7,239,788
2,583,105	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	2,364,802
5,401,796	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	5,067,459
23,200,429	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	21,460,787
2,068,112	Sunnova Sol III Issuer LLC, Series 2021-1, Class A, 2.580%, 4/28/2056(a)	1,702,523
18,409,492	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	17,429,524
2,342,224	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	2,072,587
8,738,401	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	8,515,737
6,037,231	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	6,178,805
5,260,781	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	5,335,892
3,466,406	TIF Funding III LLC, Series 2024-1A, Class C, 6.310%, 4/20/2049(a)	3,517,941
26,230,000	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	26,234,354
31,890,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.741%, 11/15/2027(a)(b)	31,777,269
200,509	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	190,408
3,200,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	3,247,533
14,260,870	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	14,490,955
782,856	Wave LLC, Series 2019-1, Class A, 3.597%, 9/15/2044(a)	750,603
2,568,300	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	2,491,305
2,698,839	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043(a)(b)	2,680,477
850,293	Willis Engine Structured Trust IV, Series 2018-A, Class B, 5.438%, 9/15/2043(a)(b)	834,948
2,859,395	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,657,977
2,243,384	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/2046(a)	2,103,056
17,625,253	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	18,152,440
17,100,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	17,562,606
		1,097,522,553
	ABS Residential Mortgage — 1.3%
4,852,933	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	4,877,445
41,932,822	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	42,220,188
14,291,121	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	14,410,881
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Residential Mortgage — continued
$4,994,590	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	$4,994,495
5,873,694	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	5,882,887
9,638,816	PRET LLC, Series 2024-NPL7, Class A1, 5.925%, 10/25/2054(a)(b)	9,642,633
12,003,588	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	12,018,784
11,275,000	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	11,275,789
35,367,395	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	35,519,564
32,014,325	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	32,021,340
10,371,532	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	10,391,628
26,951,026	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	26,968,363
754,252	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 6.240%, 2/27/2051(a)(b)	753,936
1,154,565	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 6.240%, 4/25/2051(a)(b)	1,153,424
		212,131,357
	ABS Student Loan — 0.7%
702,279	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	717,586
25,278,546	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	25,948,706
7,925,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	8,107,934
363,045	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	338,478
1,460,999	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051(a)	1,321,504
2,082,472	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044(a)	1,939,061
2,444,914	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050(a)	2,269,594
385,176	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	361,934
1,869,133	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	1,703,509
690,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	547,850
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,494,515
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	3,265,273
5,525,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	6,028,305
6,710,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	5,905,450
186,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 7.060%, 6/15/2032(b)	185,339
187,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 7.260%, 6/15/2032(b)	186,336
Principal Amount	Description	Value (†)

	ABS Student Loan — continued
$342,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.150%, 3/15/2033(b)	$340,773
222,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.150%, 3/15/2033(b)	221,203
140,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 7.180%, 9/15/2032(b)	140,640
357,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 6.540%, 9/15/2032(b)	358,632
520,328	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043(a)	517,151
215,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	210,049
1,605,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	1,562,346
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	1,479,249
2,081,326	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036(a)	2,049,570
4,101,779	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037(a)	4,003,517
455,842	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	439,018
2,737,256	SMB Private Education Loan Trust, Series 2021-B, Class A, 1.310%, 7/17/2051(a)	2,565,927
1,458,501	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	1,361,805
5,705,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	6,038,445
23,462,855	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	23,854,262
7,518,247	SMB Private Education Loan Trust, Series 2024-C, Class A1A, 5.500%, 6/17/2052(a)	7,695,862
2,605,000	SMB Private Education Loan Trust, Series 2024-C, Class B, 6.060%, 6/17/2052(a)	2,684,723
		115,844,546
	ABS Whole Business — 1.1%
30,940,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	31,387,615
2,807,780	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047(a)	2,769,637
5,032,173	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	4,991,353
14,137,750	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	13,928,876
4,811,725	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	5,078,185
4,048,750	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	4,176,750
6,675,480	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	6,355,522
17,086,050	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	16,638,208
2,176,875	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	2,008,982
23,150,062	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	23,475,344
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Whole Business — continued
$3,525,000	Progress Residential Trust, Series 2022-SFR5, Class B, 4.896%, 6/17/2039(a)	$3,522,493
35,740,400	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	36,320,181
10,114,175	Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/2054(a)	10,012,376
1,197,598	Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048(a)	1,168,312
9,815,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	10,061,092
		171,894,926
	Aerospace & Defense — 3.4%
2,685,000	BAE Systems PLC, 5.250%, 3/26/2031(a)	2,775,082
69,430,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	71,003,978
32,338,000	Boeing Co., 3.625%, 2/01/2031	30,466,410
26,030,000	Boeing Co., 5.150%, 5/01/2030	26,501,130
23,082,000	Boeing Co., 5.705%, 5/01/2040	22,803,601
64,670,000	Boeing Co., 5.805%, 5/01/2050	62,018,581
1,525,000	Boeing Co., 5.930%, 5/01/2060	1,449,607
6,685,000	Boeing Co., 6.388%, 5/01/2031	7,184,331
15,415,000	Boeing Co., 6.528%, 5/01/2034	16,748,835
46,385,000	Boeing Co., 6.858%, 5/01/2054	50,778,396
10,340,000	Boeing Co., 7.008%, 5/01/2064	11,356,909
41,032,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	41,941,521
29,248,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	30,042,945
3,335,000	RTX Corp., 2.375%, 3/15/2032	2,901,831
26,330,000	RTX Corp., 5.150%, 2/27/2033	26,913,931
59,165,000	RTX Corp., 6.100%, 3/15/2034	63,963,918
5,005,000	Textron, Inc., 2.450%, 3/15/2031	4,436,593
29,075,000	Textron, Inc., 3.000%, 6/01/2030	26,980,826
38,470,000	Textron, Inc., 6.100%, 11/15/2033	40,962,574
		541,230,999
	Airlines — 0.3%
1,303,172	American Airlines, Series B, Class B, 3.700%, 4/15/2027	1,295,163
9,261,348	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	8,679,346
691,104	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	682,880
3,941,147	American Airlines Pass-Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	3,636,517
10,956,780	American Airlines Pass-Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	10,415,186
3,069,831	British Airways Pass-Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030(a)	2,923,185
1,935,424	United Airlines Pass-Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	1,804,465
2,631,422	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	2,679,235
19,741,564	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	20,023,276
		52,139,253
	Apartment REITs — 0.1%
2,185,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	1,902,630
8,745,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	8,471,725
		10,374,355
	Automotive — 0.5%
4,895,000	Aptiv Swiss Holdings Ltd., 3.250%, 3/01/2032	4,381,118
11,080,000	BorgWarner, Inc., 5.400%, 8/15/2034	11,204,923
Principal Amount	Description	Value (†)

	Automotive — continued
$360,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	$372,157
42,485,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	43,756,082
8,820,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	8,469,967
17,195,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	15,892,323
		84,076,570
	Banking — 4.8%
4,425,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	4,681,441
11,085,000	Bank of America Corp., (fixed rate to 1/23/2034, variable rate thereafter), 5.468%, 1/23/2035	11,388,048
5,135,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	5,135,047
17,700,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	16,197,165
58,160,000	Bank of America Corp., (fixed rate to 9/15/2033, variable rate thereafter), 5.872%, 9/15/2034	61,373,922
21,297,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	18,046,008
4,210,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	4,259,292
3,335,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 1.875%, 9/18/2025(a)	3,311,470
15,870,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	16,032,779
56,675,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	58,931,006
4,980,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	4,482,232
6,325,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	6,723,950
2,745,000	JPMorgan Chase & Co., (fixed rate to 1/24/2035, variable rate thereafter), 5.502%, 1/24/2036	2,827,345
13,075,000	JPMorgan Chase & Co., (fixed rate to 10/22/2034, variable rate thereafter), 4.946%, 10/22/2035	12,938,039
25,570,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	26,499,299
4,230,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	4,254,489
60,105,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(d)	62,074,881
21,470,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	22,087,206
21,570,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	23,418,716
19,260,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	19,768,608
76,435,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	80,077,828
24,855,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	24,762,665
41,690,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	35,425,456
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Banking — continued
$6,640,000	Morgan Stanley, MTN, (fixed rate to 7/21/2033, variable rate thereafter), 5.424%, 7/21/2034	$6,802,033
10,115,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(a)	9,115,338
9,810,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	9,895,530
17,760,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	18,248,025
8,810,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	10,892,507
20,095,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	20,872,577
42,885,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	43,854,900
24,120,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	26,241,836
29,050,000	UBS Group AG, (fixed rate to 9/13/2029, variable rate thereafter), 5.617%, 9/13/2030(a)	30,164,878
14,149,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	12,813,285
7,993,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	7,946,784
39,465,000	Wells Fargo & Co., (fixed rate to 4/23/2035, variable rate thereafter), 5.605%, 4/23/2036	40,736,540
		762,281,125
	Brokerage — 0.8%
18,635,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	18,894,103
32,990,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	33,945,279
10,620,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	10,897,307
7,775,000	Citadel LP, 6.000%, 1/23/2030(a)	8,038,573
5,880,000	Citadel LP, 6.375%, 1/23/2032(a)	6,140,039
6,810,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	7,062,618
26,635,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	27,860,683
19,498,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	20,205,367
		133,043,969
	Building Materials — 1.4%
2,995,000	American Builders & Contractors Supply Co., Inc., 4.000%, 1/15/2028(a)	2,929,203
18,540,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035(a)	18,811,820
64,810,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	59,746,784
12,250,000	Cemex SAB de CV, 3.875%, 7/11/2031	11,292,981
9,225,000	Cemex SAB de CV, 5.200%, 9/17/2030(a)	9,203,333
10,215,000	Cemex SAB de CV, 5.450%, 11/19/2029(a)	10,243,071
3,825,000	Cemex SAB de CV, 5.450%, 11/19/2029	3,835,511
11,320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(d)	11,134,125
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030(a)	3,093,821
9,825,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	9,910,792
14,005,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	14,237,539
37,990,000	Owens Corning, 5.700%, 6/15/2034	39,456,506
23,975,000	Owens Corning, 7.000%, 12/01/2036	26,896,099
		220,791,585
Principal Amount	Description	Value (†)

	Cable Satellite — 1.8%
$89,395,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	$57,598,661
35,855,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	28,686,448
6,159,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	5,232,638
11,447,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	12,022,880
23,678,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	25,263,427
10,388,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	11,123,891
19,240,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	13,331,185
4,204,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	2,965,975
2,275,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	1,600,883
38,005,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	17,674,449
910,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	423,150
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	511,896
1,534,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	1,247,288
3,120,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	3,059,440
9,616,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	8,726,520
6,160,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	5,332,250
85,995,227	EchoStar Corp., 10.750%, 11/30/2029	88,575,084
4,610,000	Time Warner Cable LLC, 6.550%, 5/01/2037	4,761,297
		288,137,362
	Collateralized Mortgage Obligations — 0.2%
32,033,702	Federal Home Loan Mortgage Corp., Series 406, Class F4, 30 day USD SOFR Average + 0.900%, 5.205%, 10/25/2053(b)	31,782,846
6,366,595	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	5,472,929
		37,255,775
	Construction Machinery — 0.3%
2,470,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,501,447
5,305,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	5,357,661
10,740,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	10,991,905
5,270,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	5,458,549
3,085,000	United Rentals North America, Inc., 3.750%, 1/15/2032	2,833,748
27,620,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	28,449,235
		55,592,545
	Consumer Cyclical Services — 0.9%
56,355,000	Expedia Group, Inc., 2.950%, 3/15/2031	51,364,019
65,520,000	Expedia Group, Inc., 5.400%, 2/15/2035	65,971,621
29,390,000	Uber Technologies, Inc., 4.800%, 9/15/2034	28,867,928
		146,203,568
	Consumer Products — 0.1%
5,650,000	Hasbro, Inc., 6.600%, 7/15/2028	5,946,414
1,393,000	Whirlpool Corp., 6.125%, 6/15/2030	1,405,243
1,494,000	Whirlpool Corp., 6.500%, 6/15/2033	1,498,784
		8,850,441
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Diversified Manufacturing — 0.9%
$22,305,000	Amphenol Corp., 5.000%, 1/15/2035	$22,544,425
7,110,000	Amphenol Corp., 5.250%, 4/05/2034	7,316,961
38,736,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	40,564,305
20,385,000	Nordson Corp., 5.800%, 9/15/2033	21,530,848
8,655,000	Otis Worldwide Corp., 5.125%, 11/19/2031	8,912,377
38,470,000	Veralto Corp., 5.450%, 9/18/2033	39,675,997
		140,544,913
	Electric — 1.4%
13,319,653	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	12,761,903
31,435,000	Duke Energy Corp., 5.450%, 6/15/2034	32,286,283
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	13,391,149
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037(a)	9,924,587
30,821,000	NRG Energy, Inc., 4.450%, 6/15/2029(a)	30,322,485
19,745,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	17,719,166
7,265,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	5,483,508
4,540,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,431,144
2,050,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	2,073,728
61,170,000	Pacific Gas & Electric Co., 5.800%, 5/15/2034	61,157,655
31,395,000	Southern Co., 5.700%, 3/15/2034	32,806,926
6,270,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	6,384,734
		228,743,268
	Environmental — 0.4%
5,331,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	5,176,601
18,983,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	19,864,248
32,260,000	Waste Management, Inc., 4.950%, 3/15/2035	32,396,818
		57,437,667
	Finance Companies — 3.1%
26,609,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	25,349,727
63,343,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	57,388,113
15,387,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	13,568,851
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	846,951
32,622,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	31,909,924
8,070,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	8,247,337
6,084,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	6,294,194
13,515,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	14,412,755
4,660,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,814,094
18,295,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	19,100,310
7,015,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	7,072,800
32,139,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	33,022,472
5,685,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	5,738,691
3,670,000	Aviation Capital Group LLC, 5.375%, 7/15/2029(a)	3,737,369
6,475,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,743,583
25,115,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	26,629,123
Principal Amount	Description	Value (†)

	Finance Companies — continued
$18,470,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	$19,631,370
11,275,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	11,485,407
6,245,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	6,240,803
20,875,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	21,107,610
29,600,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	28,867,977
28,350,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	26,939,862
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	7,074,683
29,285,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	27,147,748
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	22,368,493
21,775,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	22,090,157
18,841,000	SMBC Aviation Capital Finance DAC, 5.300%, 4/03/2029(a)	19,220,824
12,180,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	12,451,531
		489,502,759
	Financial Other — 0.0%
2,310,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(e)	230,145
720,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	71,935
6,220,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(e)	464,074
6,065,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	298,641
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(e)	20,500
3,495,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	179,119
4,345,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	217,380
3,780,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	188,282
1,265,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	63,579
5,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	166,400
1,835,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	62,390
1,415,000	Times China Holdings Ltd., 6.750%, 7/08/2025(e)	45,988
		2,008,433
	Food & Beverage — 1.0%
4,895,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	4,650,408
10,465,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 5/15/2032	9,161,711
22,730,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	21,150,099
6,173,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.750%, 4/01/2033	6,345,350
18,560,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	20,261,302
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Food & Beverage — continued
$17,110,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	$17,135,152
11,855,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	12,281,543
10,115,000	Mars, Inc., 5.200%, 3/01/2035(a)	10,236,169
46,260,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	41,645,685
20,030,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	19,311,394
3,000,000	Smithfield Foods, Inc., 2.625%, 9/13/2031(a)	2,586,081
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,744,090
		166,508,984
	Gaming — 0.4%
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,294,959
3,365,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	3,594,379
51,035,000	VICI Properties LP, 5.125%, 5/15/2032	50,847,130
5,278,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	5,105,710
		63,842,178
	Government Owned - No Guarantee — 0.4%
23,729,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	22,770,376
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	12,168,130
21,876,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	23,107,668
2,185,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(e)	140,845
4,210,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(e)	336,859
		58,523,878
	Health Care REITs — 0.0%
5,972,000	Welltower OP LLC, 6.500%, 3/15/2041	6,584,820
	Health Insurance — 1.1%
1,370,000	Centene Corp., 2.450%, 7/15/2028	1,272,230
10,105,000	Centene Corp., 2.500%, 3/01/2031	8,700,272
27,795,000	Centene Corp., 3.000%, 10/15/2030	24,835,417
16,405,000	Centene Corp., 3.375%, 2/15/2030	15,109,555
51,155,000	Centene Corp., 4.625%, 12/15/2029	49,755,010
4,380,000	Elevance Health, Inc., 4.100%, 5/15/2032	4,205,258
66,060,000	Elevance Health, Inc., 5.200%, 2/15/2035	66,751,400
4,440,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	4,041,330
		174,670,472
	Healthcare — 0.9%
6,325,000	Alcon Finance Corp., 5.375%, 12/06/2032(a)	6,529,710
261,664	CVS Pass-Through Trust, 5.773%, 1/10/2033(a)	261,520
190,421	CVS Pass-Through Trust, 6.036%, 12/10/2028	192,984
8,597,270	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036(a)	8,174,972
906,515	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036(a)	838,191
5,280,000	HCA, Inc., 2.375%, 7/15/2031	4,595,591
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,525,786
10,120,000	HCA, Inc., 4.125%, 6/15/2029	9,943,194
10,235,000	HCA, Inc., 5.125%, 6/15/2039	9,625,807
6,560,000	HCA, Inc., 5.450%, 9/15/2034	6,616,772
31,710,000	HCA, Inc., 5.500%, 6/01/2033	32,465,061
55,845,000	HCA, Inc., 5.600%, 4/01/2034	57,137,663
3,915,000	HCA, Inc., 5.750%, 3/01/2035	4,026,081
Principal Amount	Description	Value (†)

	Healthcare — continued
$3,750,000	Icon Investments Six DAC, 6.000%, 5/08/2034	$3,832,423
2,910,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	3,188,284
		149,954,039
	Home Construction — 0.6%
18,455,000	DR Horton, Inc., 5.000%, 10/15/2034	18,245,433
11,360,000	DR Horton, Inc., 5.500%, 10/15/2035	11,567,376
7,794,000	MDC Holdings, Inc., 6.000%, 1/15/2043	7,050,650
12,374,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	11,922,749
42,520,000	Meritage Homes Corp., 5.650%, 3/15/2035	42,640,757
		91,426,965
	Independent Energy — 2.8%
7,360,000	Aker BP ASA, 3.100%, 7/15/2031(a)	6,572,309
19,261,000	Aker BP ASA, 4.000%, 1/15/2031(a)	18,293,686
3,180,000	Aker BP ASA, 5.125%, 10/01/2034(a)	3,053,206
11,000,000	Aker BP ASA, 6.000%, 6/13/2033(a)	11,340,621
77,325,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	76,823,492
7,675,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	7,858,517
82,984,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	69,763,184
140,594,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	141,941,426
2,530,000	Diamondback Energy, Inc., 5.550%, 4/01/2035	2,557,467
12,935,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	12,304,419
15,340,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	14,112,800
22,445,000	EQT Corp., 3.625%, 5/15/2031(a)	20,804,052
1,970,000	EQT Corp., 5.000%, 1/15/2029	1,986,693
1,075,000	Matador Resources Co., 6.500%, 4/15/2032(a)	1,075,560
2,025,000	Ovintiv, Inc., 6.500%, 8/15/2034	2,101,587
5,355,000	Var Energi ASA, 6.500%, 5/22/2035(a)	5,537,892
5,600,000	Var Energi ASA, 7.500%, 1/15/2028(a)	5,927,370
26,150,000	Var Energi ASA, 8.000%, 11/15/2032(a)	29,636,535
6,975,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	7,401,069
		439,091,885
	Industrial Other — 0.1%
8,580,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	9,015,827
	Leisure — 1.6%
8,000,000	Carnival Corp., 4.000%, 8/01/2028(a)	7,830,000
11,905,000	Carnival Corp., 5.750%, 3/01/2027(a)	12,003,296
37,895,000	Carnival Corp., 5.750%, 3/15/2030(a)	38,536,183
53,295,000	Carnival Corp., 6.125%, 2/15/2033(a)	54,528,886
3,075,000	Carnival Corp., 7.000%, 8/15/2029(a)	3,239,377
1,660,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	1,662,075
1,030,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	1,085,807
11,000,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	11,136,873
50,665,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	50,974,517
68,020,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	69,331,222
10,265,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	10,551,188
		260,879,424
	Life Insurance — 0.7%
21,550,000	Athene Global Funding, 2.550%, 11/19/2030(a)	19,208,284
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	6,951,572
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	8,331,194
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Life Insurance — continued
$9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	$9,940,123
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	35,682,043
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	6,987,078
2,872,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	3,044,646
14,489,000	Penn Mutual Life Insurance Co., 7.625%, 6/15/2040(a)	16,534,368
		106,679,308
	Local Authorities — 0.1%
14,455,000	Province of Quebec, 0.600%, 7/23/2025	14,420,664
	Lodging — 0.5%
5,810,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	5,855,323
11,480,000	Marriott International, Inc., 5.300%, 5/15/2034	11,618,977
36,045,000	Marriott International, Inc., 5.500%, 4/15/2037	36,050,972
5,595,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	5,080,380
10,685,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	10,261,943
3,215,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	3,107,166
14,787,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	14,177,007
1,795,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,810,933
235,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	237,583
		88,200,284
	Media Entertainment — 1.1%
15,590,000	AppLovin Corp., 5.125%, 12/01/2029	15,792,920
15,730,000	AppLovin Corp., 5.375%, 12/01/2031	16,006,441
81,580,000	AppLovin Corp., 5.500%, 12/01/2034	82,827,812
43,170,000	Netflix, Inc., 4.900%, 8/15/2034	44,006,401
13,837,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	10,291,269
		168,924,843
	Metals & Mining — 1.8%
11,405,000	ArcelorMittal SA, 6.750%, 3/01/2041	12,016,884
16,934,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	17,972,851
5,155,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	4,642,077
7,820,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	6,864,773
6,704,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	6,044,264
10,575,000	Glencore Funding LLC, 5.634%, 4/04/2034(a)	10,778,342
21,835,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	22,275,183
20,925,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	21,634,000
25,345,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	26,519,527
30,235,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	32,449,766
89,221,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	96,752,182
1,855,000	Reliance, Inc., 2.150%, 8/15/2030	1,644,233
15,175,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	15,191,111
19,952,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	20,259,237
		295,044,430
	Midstream — 3.7%
2,995,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/01/2032(a)	3,093,386
8,432,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	7,558,751
33,645,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	32,015,968
52,740,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	55,051,875
13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	11,978,580
3,045,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	3,093,208
Principal Amount	Description	Value (†)

	Midstream — continued
$650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	$666,751
5,160,000	Energy Transfer LP, 5.550%, 5/15/2034	5,223,836
125,000	Energy Transfer LP, 5.600%, 9/01/2034	126,952
34,865,000	Energy Transfer LP, 5.700%, 4/01/2035	35,513,263
47,640,000	Energy Transfer LP, 5.750%, 2/15/2033	49,450,026
51,565,000	Energy Transfer LP, 6.550%, 12/01/2033	55,946,130
4,355,000	MPLX LP, 5.000%, 3/01/2033	4,294,406
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	97,064
12,955,000	ONEOK, Inc., 6.500%, 9/01/2030(a)	13,840,484
5,314,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	5,079,433
18,993,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	18,152,047
1,385,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	1,100,298
1,595,000	Targa Resources Corp., 5.500%, 2/15/2035	1,600,588
43,560,000	Targa Resources Corp., 6.125%, 3/15/2033	45,908,059
50,110,000	Targa Resources Corp., 6.500%, 3/30/2034	53,848,521
10,710,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	9,967,369
1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,939,318
7,095,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	6,204,428
15,365,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	14,221,723
3,175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	3,274,616
12,585,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	13,476,307
12,616,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	13,655,836
2,170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	2,086,943
2,870,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,413,750
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,230,942
5,140,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,480,622
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	607,941
26,935,000	Western Midstream Operating LP, 6.150%, 4/01/2033	28,031,477
11,620,000	Western Midstream Operating LP, 6.350%, 1/15/2029	12,164,802
6,750,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	6,881,195
7,530,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	7,626,887
4,385,000	Williams Cos., Inc., 4.650%, 8/15/2032	4,301,080
47,080,000	Williams Cos., Inc., 5.150%, 3/15/2034	46,971,833
		586,176,695
	Mortgage Related — 0.0%
263	Federal National Mortgage Association, 6.000%, 7/01/2029	270
	Natural Gas — 0.0%
5,225,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	5,478,940
	Non-Agency Commercial Mortgage-Backed Securities — 2.2%
4,955,000	ALA Trust, Series 2025-OANA, Class A, 1 mo. USD SOFR + 1.743%, 6.043%, 6/15/2040(a)(b)	4,981,330
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$8,625,000	Bank, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	$7,381,924
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	370,080
4,400,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.312%, 5/15/2039(a)(b)	4,395,882
8,370,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.544%, 8/15/2039(a)(b)	8,371,423
11,290,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.591%, 11/13/2046(a)(b)	11,411,839
1,455,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.995%, 11/13/2046(a)(b)	1,481,245
7,770,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.803%, 7/15/2029(a)(b)	7,767,572
69,795,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.755%, 3/15/2042(a)(b)	69,197,136
54,410,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.665%, 4/15/2042(a)(b)	55,418,598
510,019	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	489,512
464,911	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.690%, 12/10/2044(b)	433,539
2,635,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	2,725,267
2,470,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	2,278,575
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	323,362
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	422,765
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	9,674,995
9,295,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	9,665,099
3,709,673	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.507%, 7/15/2038(a)(b)	3,710,832
5,872,004	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 5.807%, 7/15/2038(a)(b)	5,873,839
4,610,287	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.127%, 7/15/2038(a)(b)	4,613,168
20,124,866	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.677%, 7/15/2038(a)(b)	20,150,022
30,590,000	GFH Mortgage Trust, Series 2025-IND, Class A, 5.148%, 6/15/2033(a)	30,692,351
7,900,566	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	6,815,731
4,375,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	3,774,824
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033(a)(b)	2,539,620
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$269,720	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	$268,784
2,382,202	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.691%, 12/15/2047(a)(b)	2,310,783
340,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.691%, 12/15/2047(a)(b)	322,157
11,510,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.912%, 1/15/2042(a)(b)	11,401,760
7,235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 6.312%, 1/15/2042(a)(b)	7,191,850
3,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	3,001,808
6,140,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	6,162,927
336,996	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.861%, 10/15/2046(b)	319,300
1,711,148	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,623,366
5,755,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	5,418,263
15,285,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	15,676,764
8,230,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.555%, 12/15/2039(a)(b)	8,217,161
228,108	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.915%, 7/15/2046(b)	218,418
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,895,288
535,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	190,041
847,991	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	800,871
3,189,229	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	2,833,630
		344,813,701
	Office REITs — 0.0%
2,085,000	COPT Defense Properties LP, 2.750%, 4/15/2031	1,844,167
	Oil Field Services — 0.4%
65,033,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	59,289,328
	Other REITs — 0.4%
6,150,000	Extra Space Storage LP, 2.350%, 3/15/2032	5,217,996
12,900,000	Extra Space Storage LP, 5.900%, 1/15/2031	13,628,354
38,265,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	37,874,193
		56,720,543
	Pharmaceuticals — 1.5%
4,130,000	Amgen, Inc., 5.250%, 3/02/2033	4,229,214
2,190,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,847,364
49,530,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	49,381,095
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$44,165,000	Roche Holdings, Inc., 4.985%, 3/08/2034(a)	$45,007,079
43,200,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	44,414,136
9,089,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	8,912,457
54,516,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	39,205,263
4,139,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	4,131,756
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	3,158,089
5,947,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	6,073,201
4,495,000	Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/01/2028	4,668,071
13,080,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	14,268,606
4,885,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,531,579
10,760,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	10,952,980
		241,780,890
	Property & Casualty Insurance — 0.8%
3,275,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	3,319,159
8,590,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	8,594,051
6,095,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	6,231,054
6,505,000	Brown & Brown, Inc., 5.550%, 6/23/2035	6,633,389
4,720,000	CNA Financial Corp., 5.125%, 2/15/2034	4,727,325
26,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	24,859,672
40,985,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	40,971,995
32,940,000	Stewart Information Services Corp., 3.600%, 11/15/2031	29,453,901
		124,790,546
	Restaurants — 0.3%
2,595,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	2,471,028
665,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	647,749
33,225,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	30,961,334
4,520,000	Yum! Brands, Inc., 3.625%, 3/15/2031	4,171,945
7,056,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	6,989,501
		45,241,557
	Retailers — 0.1%
9,550,000	Home Depot, Inc., 4.950%, 6/25/2034	9,665,063
	Supermarkets — 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	332,236
	Technology — 8.7%
5,095,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	4,472,668
15,000,000	Arrow Electronics, Inc., 5.875%, 4/10/2034	15,490,204
21,490,000	Atlassian Corp., 5.250%, 5/15/2029	22,065,762
56,495,000	Atlassian Corp., 5.500%, 5/15/2034	58,012,053
4,210,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	3,600,957
19,501,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	16,447,908
49,825,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	41,304,449
15,060,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	13,658,346
70,750,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	63,200,496
Principal Amount	Description	Value (†)

	Technology — continued
$6,584,000	Broadcom, Inc., 4.300%, 11/15/2032	$6,386,448
14,650,000	Broadcom, Inc., 4.800%, 10/15/2034	14,473,009
8,890,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	8,421,560
20,942,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	20,056,782
55,470,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	51,055,892
45,870,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	45,743,177
11,090,000	Entegris, Inc., 3.625%, 5/01/2029(a)	10,510,284
58,775,000	Entegris, Inc., 4.750%, 4/15/2029(a)	58,123,215
70,911,000	Equinix, Inc., 2.150%, 7/15/2030	63,107,668
11,869,000	Equinix, Inc., 2.500%, 5/15/2031	10,515,714
7,380,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	7,447,644
17,830,000	Fiserv, Inc., 5.150%, 8/12/2034	17,895,179
49,180,000	Fiserv, Inc., 5.625%, 8/21/2033	51,136,882
11,790,000	Foundry JV Holdco LLC, 5.875%, 1/25/2034(a)	11,980,149
8,249,000	Gartner, Inc., 3.625%, 6/15/2029(a)	7,842,893
35,914,000	Global Payments, Inc., 2.900%, 11/15/2031	31,765,024
45,365,000	Global Payments, Inc., 5.400%, 8/15/2032	46,305,870
5,680,000	Jabil, Inc., 3.000%, 1/15/2031	5,178,467
15,095,000	KLA Corp., 5.650%, 11/01/2034	15,912,535
14,147,000	Leidos, Inc., 2.300%, 2/15/2031	12,378,652
2,555,000	Leidos, Inc., 4.375%, 5/15/2030	2,517,366
10,455,000	Leidos, Inc., 5.400%, 3/15/2032	10,670,923
21,165,000	Leidos, Inc., 5.500%, 3/15/2035	21,487,654
51,163,000	Leidos, Inc., 5.750%, 3/15/2033	53,301,758
7,080,000	Micron Technology, Inc., 5.875%, 2/09/2033	7,383,327
62,162,000	Micron Technology, Inc., 5.875%, 9/15/2033	64,941,077
4,915,000	Micron Technology, Inc., 6.050%, 11/01/2035	5,143,865
49,180,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	50,156,389
34,155,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	34,824,294
24,350,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	25,365,790
15,560,000	NetApp, Inc., 5.500%, 3/17/2032	16,027,306
13,765,000	NetApp, Inc., 5.700%, 3/17/2035	14,136,146
16,645,000	Open Text Corp., 6.900%, 12/01/2027(a)	17,232,685
45,370,000	Oracle Corp., 3.600%, 4/01/2050	31,729,177
10,585,000	Oracle Corp., 6.250%, 11/09/2032	11,454,640
11,575,000	Paychex, Inc., 5.600%, 4/15/2035	11,964,635
32,130,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	30,558,227
2,460,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	2,463,311
11,265,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	10,268,294
8,643,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	8,251,508
19,820,000	Synopsys, Inc., 5.150%, 4/01/2035	19,977,352
23,235,000	Synopsys, Inc., 5.700%, 4/01/2055	23,101,593
13,665,000	TD SYNNEX Corp., 1.750%, 8/09/2026	13,212,168
11,132,000	TD SYNNEX Corp., 2.650%, 8/09/2031	9,607,352
67,882,000	TD SYNNEX Corp., 6.100%, 4/12/2034	71,442,028
35,170,000	Trimble, Inc., 6.100%, 3/15/2033	37,363,375
17,175,000	Verisk Analytics, Inc., 5.250%, 3/15/2035	17,272,271
9,945,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	10,457,989
21,925,000	VMware LLC, 2.200%, 8/15/2031	19,029,542
5,450,000	Western Digital Corp., 2.850%, 2/01/2029	5,052,478
1,811,000	Western Digital Corp., 4.750%, 2/15/2026	1,806,235
		1,392,690,642
	Treasuries — 17.8%
100,890,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	61,625,661
809,735,000	U.S. Treasury Bonds, 4.750%, 2/15/2045	805,433,283
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Treasuries — continued
$729,695,000	U.S. Treasury Bonds, 5.000%, 5/15/2045	$749,533,583
160,975,000	U.S. Treasury Notes, 3.875%, 3/31/2027	161,226,523
464,140,000	U.S. Treasury Notes, 3.875%, 4/30/2030	465,953,047
61,070,000	U.S. Treasury Notes, 4.125%, 1/31/2027	61,349,109
154,495,000	U.S. Treasury Notes, 4.125%, 2/28/2027	155,297,649
187,365,000	U.S. Treasury Notes, 4.250%, 12/31/2026	188,455,522
150,140,000	U.S. Treasury Notes, 4.625%, 2/28/2026(f)	150,557,870
37,515,000	U.S. Treasury Notes, 4.875%, 5/31/2026	37,783,174
		2,837,215,421
	Wireless — 1.4%
9,655,000	American Tower Corp., 5.450%, 2/15/2034	9,940,970
34,780,000	American Tower Corp., 5.900%, 11/15/2033	36,693,039
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	654,858
43,355,000	Sprint Capital Corp., 8.750%, 3/15/2032	52,593,524
8,560,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	7,544,016
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	7,102,893
53,355,000	T-Mobile USA, Inc., 5.150%, 4/15/2034	54,035,504
55,305,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	57,920,937
		226,485,741
	Wirelines — 0.3%
43,160,000	AT&T, Inc., 5.375%, 8/15/2035	43,947,814
	Total Non-Convertible Bonds (Identified Cost $14,130,406,232)	14,295,476,459

Convertible Bonds — 0.1%
	Cable Satellite — 0.1%
14,100,223	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(g)	16,603,013
	Pharmaceuticals — 0.0%
5,933,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	5,584,710
	Total Convertible Bonds (Identified Cost $20,989,387)	22,187,723

Municipals — 0.0%
	Virginia — 0.0%
6,730,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $6,487,342)	5,295,931
	Total Bonds and Notes (Identified Cost $14,157,882,961)	14,322,960,113

Senior Loans — 3.3%
	Brokerage — 0.0%
7,790,162	Citadel Securities LP, 2024 First Lien Term Loan, 10/31/2031(h)	7,818,441
	Construction Machinery — 0.1%
6,585,000	Herc Holdings, Inc., Term Loan B, 6/02/2032(h)	6,604,228
5,730,317	Terex Corp., 2024 Term Loan B, 10/08/2031(h)	5,758,395
		12,362,623
	Diversified Manufacturing — 0.2%
6,321,156	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 1.750%, 6.062%, 2/11/2028(b)(i)	6,313,254
27,594,322	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.069%, 6/13/2031(b)(i)	27,490,844
		33,804,098
Principal Amount	Description	Value (†)

	Electric — 0.0%
$7,840,452	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.030%, 4/16/2031(b)(i)	$7,850,253
	Food & Beverage — 0.2%
3,640,000	Aramark Services, Inc., 2024 Term Loan B7, 1 mo. USD SOFR + 2.000%, 6.327%, 4/06/2028(b)	3,641,966
32,904,538	Aramark Services, Inc., 2024 Term Loan B8, 1 mo. USD SOFR + 2.000%, 6.327%, 6/22/2030(b)(i)	32,945,668
		36,587,634
	Gaming — 0.5%
19,870,200	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.066%, 3/04/2032(b)(i)	19,795,687
50,502,229	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.046%, 11/30/2030(b)(i)	50,312,846
4,690,000	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.296%, 6/04/2032(b)(i)	4,684,137
		74,792,670
	Healthcare — 0.2%
7,239,925	DaVita, Inc., 2024 Extended Term Loan B1, 5/09/2031(h)	7,275,256
17,387,164	IQVIA, Inc., 2025 Repriced Term Loan B, 3 mo. USD SOFR + 1.750%, 6.046%, 1/02/2031(b)(i)	17,446,975
		24,722,231
	Leisure — 0.2%
871,341	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.312%, 8/08/2027(b)(i)	870,522
27,763,878	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.312%, 10/18/2028(b)(i)	27,737,780
6,291,450	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 5/01/2031(b)(i)	6,291,450
		34,899,752
	Lodging — 0.8%
20,599,845	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.069%, 11/08/2030(b)	20,661,027
832,590	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 8/02/2028(b)(i)	831,682
48,435,794	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 1/17/2031(b)(i)	48,349,094
55,375,650	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.077%, 5/24/2030(b)(i)	55,563,373
		125,405,176
	Metals & Mining — 0.2%
28,553,438	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.299%, 3/11/2032(b)(i)	28,589,129
	Paper — 0.2%
29,813,405	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.077%, 5/23/2031(b)	29,835,169
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Technology — 0.6%
$6,902,317	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 6.068%, 10/24/2030(b)(i)	$6,928,200
33,998,353	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.077%, 1/31/2030(b)(i)	33,960,275
56,568,960	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.077%, 6/24/2031(b)(i)	56,614,216
		97,502,691
	Wireless — 0.1%
10,815,544	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.080%, 1/25/2031(b)(i)	10,825,062
	Total Senior Loans (Identified Cost $525,208,019)	524,994,929

Collateralized Loan Obligations — 2.9%
9,975,000	AIMCO CLO 21 Ltd., Series 2024-21A, Class B, 3 mo. USD SOFR + 1.920%, 6.190%, 4/18/2037(a)(b)	10,010,651
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 5.420%, 7/20/2031(a)(b)	14,710,365
7,905,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR3, 3 mo. USD SOFR + 1.450%, 5.706%, 7/15/2037(a)(b)	7,930,264
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.518%, 10/15/2034(a)(b)	3,526,023
1,665,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.561%, 7/16/2037(a)(b)	1,673,223
1,150,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 6.322%, 2/20/2036(a)(b)	1,151,141
5,320,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD SOFR + 1.812%, 6.081%, 7/18/2030(a)(b)	5,324,235
4,395,000	Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A1R, 3 mo. USD SOFR + 1.180%, 5.463%, 4/20/2038(a)(b)	4,388,465
6,200,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class BR, 3 mo. USD SOFR + 1.700%, 5.970%, 10/20/2037(a)(b)	6,212,549
3,579,000	Benefit Street Partners CLO XXXI Ltd., Series 2023-31A, Class BR, 3 mo. USD SOFR + 1.750%, 6.032%, 4/25/2038(a)(b)	3,589,447
2,695,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class B, 3 mo. USD SOFR + 1.650%, 5.998%, 1/25/2038(a)(b)	2,700,719
20,215,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.672%, 10/22/2037(a)(b)	20,247,728
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 6.218%, 7/15/2031(a)(b)	2,527,888
3,920,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 6.218%, 10/15/2034(a)(b)	3,923,340
7,170,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD SOFR + 1.912%, 6.181%, 10/20/2034(a)(b)	7,178,604
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR3, 3 mo. USD SOFR + 1.750%, 6.030%, 7/17/2037(a)(b)	6,523,699
Principal Amount	Description	Value (†)

$54,300,000	CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.320%, 5.590%, 1/18/2038(a)(b)	$54,449,325
4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 6.168%, 10/15/2034(a)(b)	4,418,241
8,720,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 5.800%, 4/20/2037(a)(b)	8,744,869
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 5.918%, 1/15/2031(a)(b)	3,335,000
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 0.000%, 1/15/2031(a)(b)(j)	3,335,000
3,990,000	Golub Capital Partners CLO 41B-R Ltd., Series 2019-41A, Class AR, 3 mo. USD SOFR + 1.582%, 5.851%, 1/20/2034(a)(b)	3,991,947
3,620,000	Greenacre Park CLO LLC, Series 2021-2A, Class AR, 3 mo. USD SOFR + 1.370%, 5.667%, 7/20/2037(a)(b)	3,634,074
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.568%, 4/15/2034(a)(b)	3,520,281
37,555,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.330%, 5.648%, 1/15/2038(a)(b)	37,655,460
2,420,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 3 mo. USD SOFR + 1.530%, 5.786%, 4/15/2037(a)(b)	2,432,192
2,340,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 3 mo. USD SOFR + 1.382%, 5.661%, 7/17/2034(a)(b)	2,341,638
3,980,000	MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class A1, 3 mo. USD SOFR + 1.170%, 0.000%, 10/18/2035(a)(b)(j)	3,980,000
13,895,000	Morgan Stanley Eaton Vance CLO LLC, Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 6.206%, 4/15/2035(a)(b)	13,955,304
14,590,000	OCP CLO Ltd., Series 2020-8RA, Class BR, 3 mo. USD SOFR + 1.650%, 5.930%, 10/17/2036(a)(b)	14,591,109
33,920,000	OCP CLO Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.330%, 5.681%, 1/21/2038(a)(b)	33,962,400
7,170,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 5.992%, 4/16/2031(a)(b)	7,175,246
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3 mo. USD SOFR + 1.862%, 6.118%, 7/15/2030(a)(b)	2,003,936
1,200,685	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD SOFR + 1.232%, 5.501%, 7/19/2030(a)(b)	1,201,886
40,470,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.856%, 7/15/2037(a)(b)	40,667,858
14,358,000	Palmer Square Loan Funding Ltd., Series 2024-2A, Class A2, 3 mo. USD SOFR + 1.450%, 5.706%, 1/15/2033(a)(b)	14,342,551
12,875,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 6.172%, 4/20/2035(a)(b)	12,880,395
19,620,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 6.222%, 4/20/2036(a)(b)	19,645,663
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

$4,310,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD SOFR + 1.912%, 6.181%, 1/20/2034(a)(b)	$4,310,000
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 5.931%, 4/20/2034(a)(b)	1,730,438
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3 mo. USD SOFR + 3.512%, 7.781%, 4/20/2034(a)(b)	6,688,009
11,710,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 3 mo. USD SOFR + 1.750%, 6.025%, 10/24/2037(a)(b)	11,740,762
21,870,000	Symetra CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.290%, 5.571%, 4/20/2038(a)(b)	21,881,613
4,275,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.981%, 4/20/2038(a)(b)	4,277,980
12,070,000	Symphony CLO 48 Ltd., Series 2025-48A, Class B, 3 mo. USD SOFR + 1.750%, 6.077%, 4/20/2038(a)(b)	12,089,662
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 8.281%, 10/20/2034(a)(b)	1,820,299
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 6.231%, 10/18/2031(a)(b)	3,343,196
	Total Collateralized Loan Obligations (Identified Cost $459,896,725)	461,764,675

Private Credit — 0.3%
	ABS Other — 0.2%
23,000,000	Coventry PACE SBC4 LLC, 7.250%, 1/31/2056(c)(k)	23,456,113
3,788,452	PureWest ABS Issuer LLC, 5.685%, 4/05/2040(c)(k)	3,804,258
		27,260,371
	Apartment REITs — 0.0%
6,250,000	BFW Issuer 2025-1 LLC, 7.250%, 9/01/2050(c)(k)	6,398,771
	Financial Other — 0.1%
10,000,000	MSD Investment Corp., 7.110%, 5/20/2030(c)(k)	10,093,120
	Total Private Credit (Identified Cost $43,038,452)	43,752,262

Shares
Preferred Stocks — 0.2%

Convertible Preferred Stock — 0.2%
Aerospace & Defense — 0.2%
459,610	Boeing Co., 6.000% (Identified Cost $23,672,623)	31,253,480

Principal Amount	Description	Value (†)
Short-Term Investments — 3.4%
$481,397,710	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $481,436,489 on 7/01/2025 collateralized by $490,987,400 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $491,025,849 including accrued interest (Note 2 of Notes to Financial Statements)	$481,397,710
64,840,000	U.S. Treasury Bills, 4.106%, 12/26/2025(l)	63,522,343
	Total Short-Term Investments (Identified Cost $544,921,175)	544,920,053
	Total Investments — 99.9% (Identified Cost $15,754,619,955)	15,929,645,512
	Other assets less liabilities — 0.1%	16,768,949
	Net Assets — 100.0%	$15,946,414,461

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of
Rule 144A holdings amounted to $6,188,778,653 or 38.8% of net assets.

(b)
Variable rate security. Rate as of June 30, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(h)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(j)	New issue unsettled as of June 30, 2025. Coupon rate does not take effect until settlement date.
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
(k)	Securities subject to restriction on resale. At June 30, 2025, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
BFW Issuer 2025- 1 LLC	6/03/2025	$6,250,000	$6,398,771	Less than 0.1%
Coventry PACE SBC4 LLC	5/07/2025	23,000,000	23,456,113	0.2%
MSD Investment Corp.	11/20/2024	10,000,000	10,093,120	0.1%
PureWest ABS Issuer LLC	3/12/2025	3,788,452	3,804,258	Less than 0.1%

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
At June 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2025	9,786	$1,081,432,462	$1,097,255,250	$15,822,788
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2025	18,131	3,754,032,932	3,771,672,954	17,640,022
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/19/2025	8,330	961,838,539	992,311,250	30,472,711
Total					$63,935,521
At June 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2025	1,605	$173,299,148	$174,945,000	$(1,645,852)
Ultra 10 Year U.S. Treasury Notes Futures	9/19/2025	17,543	1,966,207,892	2,004,561,859	(38,353,967)
Total					$(39,999,819)
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 82.2% of Net Assets

Non-Convertible Bonds — 81.3%
	ABS Car Loan — 2.9%
$405,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	$413,393
730,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	757,805
300,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	302,147
1,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	1,788,979
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.310%, 6/20/2029(a)	850,961
940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class B, 5.580%, 12/20/2030(a)	962,584
205,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	208,300
945,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-2A, Class C, 6.240%, 8/20/2031(a)	967,748
875,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	897,156
265,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	270,274
125,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	130,878
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	102,078
320,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	322,965
209,000	Carvana Auto Receivables Trust, Series 2024-P1, Class D, 6.250%, 3/10/2031(a)	216,069
100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	103,836
290,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	301,134
260,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	266,175
255,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	258,761
2,290,000	DT Auto Owner Trust, Series 2022-2A, Class D, 5.460%, 3/15/2028(a)	2,293,106
665,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	690,725
960,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	998,145
365,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	363,641
105,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	105,615
285,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	288,923
460,000	Ford Credit Auto Owner Trust, Series 2023-2, Class D, 6.600%, 2/15/2036(a)	477,807
240,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	245,751
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	204,088
105,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	107,977
100,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.370%, 8/15/2031(a)	103,168
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	100,806
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$1,530,000	Hertz Vehicle Financing III LLC, Series 2025-3A, Class C, 6.130%, 12/26/2029(a)	$1,542,936
525,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	524,867
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	100,108
210,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	218,843
955,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	983,171
100,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	102,727
625,000	USB Auto Owner Trust, Series 2025-1A, Class D, 5.400%, 12/15/2032(a)	630,570
1,920,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.480%, 9/15/2027(a)	1,923,686
635,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	655,389
815,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	848,561
290,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	293,526
720,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	734,624
195,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	197,933
260,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	264,645
		24,122,581
	ABS Credit Card — 0.2%
1,100,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	1,116,694
625,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	625,589
		1,742,283
	ABS Home Equity — 3.4%
149,510	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033(b)	149,070
133,373	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035(b)	134,257
71,859	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034(b)	62,223
2,315,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(c)	1,878,899
19,183	CHL Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1, 5.758%, 9/20/2034(b)(c)	17,570
1,214,350	CoreVest American Finance Ltd., Series 2019-2, Class B, 3.424%, 6/15/2052(a)	1,185,430
245,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.695%, 5/15/2052(a)(c)	242,384
1,340,000	CoreVest American Finance Ltd., Series 2020-4, Class C, 2.250%, 12/15/2052(a)	1,227,857
730,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(c)	735,902
171,264	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033	175,404
92,296	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034	93,689
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$75,930	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(b)	$76,190
89,792	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034(b)	90,168
1,525,834	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.118%, 12/27/2060(a)(c)	1,519,684
88,420	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033	90,867
316,776	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 5.092%, 9/19/2045(c)	164,874
724,028	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, 30 day USD SOFR Average + 2.750%, 7.055%, 5/25/2042(a)(c)	740,253
255,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, 30 day USD SOFR Average + 2.700%, 7.005%, 7/25/2043(a)(c)	263,208
45,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, 30 day USD SOFR Average + 2.500%, 6.805%, 10/25/2043(a)(c)	46,263
112,734	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(c)	109,256
224,460	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	192,731
299,516	IndyMac INDX Mortgage Loan Trust, Series 2004-AR7, Class A5, 1 mo. USD SOFR + 1.334%, 5.654%, 9/25/2034(b)(c)	238,336
478,906	JP Morgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	500,127
222,806	Lehman XS Trust, Series 2006-2N, Class 1A1, 1 mo. USD SOFR + 0.634%, 4.954%, 2/25/2046(b)(c)	192,499
181,107	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 7.375%, 5/25/2034(b)(c)	175,899
94,725	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(b)	94,194
66,206	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(b)	66,051
78,665	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(b)	79,797
275,283	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	276,570
5,717	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 5.995%, 5/25/2036(b)(c)	5,316
245,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(c)	214,655
224,109	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(b)	133,493
411,887	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035(b)	374,621
785,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(c)	791,023
727,516	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(c)	664,203
820,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(c)	828,787
445,000	NYMT Loan Trust, Series 2024-BPL3, Class A2, 5.637%, 9/25/2039(a)(c)	443,375
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$378,674	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(c)	$354,934
570,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	560,473
470,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	462,327
930,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	900,544
400,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	387,445
585,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	569,590
415,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	379,542
235,000	Progress Residential Trust, Series 2023-SFR2, Class D, 4.500%, 10/17/2040(a)	228,237
73,634	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(c)	72,235
510,445	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(c)	516,898
136,738	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(c)	137,261
1,650,000	PRPM LLC, Series 2024-5, Class A2, 9.076%, 9/25/2029(a)(c)	1,646,959
329,679	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(c)	329,582
85,208	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(c)	83,539
102,126	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(c)	102,962
1,155,000	PRPM LLC, Series 2025-2, Class A2, 9.560%, 5/25/2030(a)(c)	1,166,452
342,882	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(c)	341,592
445,284	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(c)	451,487
936,898	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(c)	970,136
930,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(c)	929,504
1,559,015	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1 mo. USD SOFR + 0.424%, 4.744%, 7/25/2035(c)	923,358
1,040,000	Tricon American Homes, Series 2020-SFR1, Class E, 3.544%, 7/17/2038(a)	1,019,844
1,170,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.730%, 11/17/2039(a)	1,106,548
525,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A2, 5.956%, 7/25/2039(a)(c)	526,412
		28,442,986
	ABS Other — 6.7%
1,185,479	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	1,207,430
980,894	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	932,050
590,182	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	603,619
142,854	Accelerated Assets LLC, Series 2018-1, Class B, 4.510%, 12/02/2033(a)	140,877
625,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	627,764
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$100,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	$100,925
240,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	241,101
225,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	226,000
130,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	130,879
2,218,114	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040(a)(c)	1,559,567
700,251	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	714,245
2,825,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	2,811,378
154,391	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	150,814
250,000	Aqua Finance Trust, Series 2024-A, Class D, 6.530%, 4/18/2050(a)	254,526
1,631,406	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	1,612,973
550,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	570,902
195,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	199,633
359,222	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	366,945
85,723	Business Jet Securities LLC, Series 2024-1A, Class B, 6.924%, 5/15/2039(a)	87,846
335,067	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	310,347
295,899	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	280,769
2,110,000	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	2,084,136
840,085	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	802,085
635,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	640,234
240,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	240,879
400,000	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.160%, 1/20/2031(a)	413,933
755,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	768,828
392,905	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	381,571
134,348	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	143,554
277,365	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	280,779
770,000	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	780,708
540,000	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	540,491
780,000	Foundation Finance Trust, Series 2025-2A, Class D, 5.680%, 4/15/2052(a)	780,133
2,800,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	2,844,167
162,139	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class B, 6.380%, 10/20/2046(a)	164,867
37,248	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	36,908
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$345,000	Hilton Grand Vacations Trust, Series 2025-1A, Class C, 5.520%, 5/27/2042(a)	$347,811
179,288	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	170,897
150,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	152,253
180,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1C, 7.150%, 9/10/2031(a)	179,816
500,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	499,433
869,905	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	852,586
1,473,086	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	1,432,544
211,533	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	211,923
233,644	MAPS Ltd., Series 2018-1A, Class B, 5.193%, 5/15/2043(a)	227,953
110,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	113,488
910,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	949,937
110,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	113,223
81,041	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	79,908
79,797	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	81,065
710,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	716,413
375,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class C, 8.990%, 6/17/2031(a)	383,704
165,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class C, 7.030%, 10/17/2031(a)	164,751
1,020,000	OneMain Financial Issuance Trust, Series 2020-2A, Class C, 2.760%, 9/14/2035(a)	973,436
810,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	735,160
745,818	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	757,985
1,050,000	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	1,052,808
241,297	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	244,275
435,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	441,356
120,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	122,043
430,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	436,601
645,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	656,182
105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	108,373
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	105,075
535,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	547,103
81,629	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	83,682
70,389	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	72,807
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$810,000	Slam Ltd., Series 2021-1A, Class B, 3.422%, 6/15/2046(a)	$753,451
704,866	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	709,363
315,000	SLAM Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	325,662
850,194	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	805,585
875,000	Stream Innovations Issuer Trust, Series 2025-1A, Class C, 6.120%, 9/15/2045(a)	888,338
111,101	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	101,712
363,451	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	190,581
405,282	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	374,893
1,082,668	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,025,036
1,756,561	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.460%, 1/30/2052(a)	1,577,511
1,695,954	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	1,652,739
149,531	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	151,666
2,950,000	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	2,950,490
950,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.741%, 11/15/2027(a)(c)	946,642
335,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	335,483
135,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	137,005
242,107	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	246,013
316,301	Volofin Finance DAC, Series 2024-1A, Class B, 6.211%, 6/15/2037(a)	323,198
1,882,021	Wave LLC, Series 2019-1, Class C, 6.413%, 9/15/2044(a)	1,542,148
1,509,724	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	1,464,464
419,181	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043(a)(c)	416,329
622,731	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	593,419
193,002	Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/2045(a)	179,922
208,229	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	193,561
318,280	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	327,800
765,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	785,696
490,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.810%, 4/20/2054(a)	512,274
		56,559,435
	ABS Residential Mortgage — 1.1%
212,964	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(c)	214,040
1,771,339	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(c)	1,783,478
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — continued
$562,606	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(c)	$567,321
237,372	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(c)	237,367
255,761	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(c)	256,162
585,783	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(c)	586,525
610,000	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(c)	610,043
1,632,191	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(c)	1,639,214
1,909,305	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(c)	1,909,723
427,736	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(c)	428,564
1,161,116	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(c)	1,161,862
121,206	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 6.240%, 2/27/2051(a)(c)	121,155
		9,515,454
	ABS Student Loan — 1.5%
129,769	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	132,597
105,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	107,094
308,260	College Avenue Student Loans LLC, Series 2021-A, Class D, 4.120%, 7/25/2051(a)	289,722
576,209	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	543,962
511,500	Navient Private Education Refi Loan Trust, Series 2018-A, Class B, 3.680%, 2/18/2042(a)	500,579
1,378,676	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.220%, 6/16/2042(a)	1,358,906
3,410,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class B, 3.120%, 8/15/2068(a)	3,002,639
695,000	Navient Private Education Refi Loan Trust, Series 2019-GA, Class B, 3.080%, 10/15/2068(a)	621,225
320,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	281,114
1,290,000	Navient Private Education Refi Loan Trust, Series 2020-FA, Class B, 2.690%, 7/15/2069(a)	1,092,796
730,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	625,464
810,000	Nelnet Student Loan Trust, Series 2021-DA, Class B, 2.900%, 4/20/2062(a)	722,331
194,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 7.060%, 6/15/2032(c)	193,311
686,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.150%, 3/15/2033(c)	683,539
67,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.150%, 3/15/2033(c)	66,760
166,505	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043(a)	165,488
95,334	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1 mo. USD SOFR + 0.864%, 5.176%, 10/15/2035(a)(c)	95,174
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$190,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	$184,951
510,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	494,700
1,350,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.120%, 5/15/2046(a)	1,154,262
		12,316,614
	ABS Whole Business — 0.9%
1,510,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	1,531,845
194,000	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	191,134
246,250	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	259,887
143,188	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	147,714
2,905,875	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	2,766,596
848,587	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	860,511
1,587,025	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	1,612,770
440,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	451,032
		7,821,489
	Aerospace & Defense — 2.7%
260,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	267,374
130,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	133,856
2,230,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	2,280,554
1,630,000	Boeing Co., 3.625%, 2/01/2031	1,535,662
1,265,000	Boeing Co., 5.150%, 5/01/2030	1,287,896
1,170,000	Boeing Co., 5.705%, 5/01/2040	1,155,888
2,980,000	Boeing Co., 5.805%, 5/01/2050	2,857,822
70,000	Boeing Co., 5.930%, 5/01/2060	66,539
330,000	Boeing Co., 6.388%, 5/01/2031	354,649
2,240,000	Boeing Co., 6.528%, 5/01/2034	2,433,824
2,715,000	Boeing Co., 6.858%, 5/01/2054	2,972,154
485,000	Boeing Co., 7.008%, 5/01/2064	532,698
2,245,000	RTX Corp., 6.100%, 3/15/2034	2,427,094
1,575,000	Textron Financial Corp., 3 mo. USD SOFR + 1.997%, 6.323%, 2/15/2067(a)(c)	1,419,264
2,765,000	Textron, Inc., 5.500%, 5/15/2035	2,807,988
		22,533,262
	Airlines — 0.2%
1,362,673	United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.500%, 11/01/2029	1,282,398
	Automotive — 0.3%
840,000	Allison Transmission, Inc., 3.750%, 1/30/2031(a)	769,907
360,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	345,713
315,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	315,693
535,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	494,469
560,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	547,333
		2,473,115
Principal Amount (‡)	Description	Value (†)

	Banking — 3.4%
$5,875,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	$5,376,178
580,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	585,949
1,010,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	1,050,204
4,010,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(d)	4,141,424
8,020,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	8,231,788
330,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(a)	297,386
440,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	443,836
805,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	827,121
1,030,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	1,273,471
865,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	898,471
1,375,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	1,406,097
375,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	340,411
740,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	768,712
1,500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	1,631,955
1,000,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	905,597
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	198,844
		28,377,444
	Brokerage — 0.6%
500,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	506,952
1,525,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,569,159
465,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	477,142
315,000	Citadel LP, 6.000%, 1/23/2030(a)	325,678
240,000	Citadel LP, 6.375%, 1/23/2032(a)	250,614
2,015,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	2,107,726
		5,237,271
	Building Materials — 1.3%
785,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035(a)	796,509
2,745,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	2,530,550
2,330,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(d)	2,291,741
295,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(d)	298,024
1,035,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	1,044,037
1,478,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	1,502,541
2,400,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	2,467,968
		10,931,370
	Cable Satellite — 3.7%
3,920,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027(a)	3,907,389
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$170,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	$136,012
45,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	38,232
405,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	425,375
840,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	896,245
365,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	390,857
2,200,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	1,524,356
400,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	281,474
4,965,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	2,309,002
2,090,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	2,082,134
375,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	367,721
1,165,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	1,131,009
4,420,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	4,011,150
975,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	843,984
12,162,597	EchoStar Corp., 10.750%, 11/30/2029	12,527,475
205,000	Time Warner Cable LLC, 6.550%, 5/01/2037	211,728
		31,084,143
	Construction Machinery — 0.6%
3,340,000	John Deere Capital Corp., 1 day USD SOFR + 0.500%, 4.891%, 3/06/2028(c)	3,335,871
1,785,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,838,591
		5,174,462
	Consumer Cyclical Services — 0.6%
970,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	916,597
680,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(a)	679,073
815,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	765,899
2,535,000	Uber Technologies, Inc., 4.800%, 9/15/2034	2,489,969
		4,851,538
	Consumer Products — 0.1%
255,000	Whirlpool Corp., 6.125%, 6/15/2030	257,241
275,000	Whirlpool Corp., 6.500%, 6/15/2033	275,881
		533,122
	Electric — 0.2%
830,000	Pacific Gas & Electric Co., 6.400%, 6/15/2033	867,609
780,000	Southern Co., 5.700%, 3/15/2034	815,079
		1,682,688
	Environmental — 0.1%
515,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	500,084
	Finance Companies — 1.6%
2,770,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,509,592
1,015,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	895,066
730,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	746,042
405,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	418,392
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$1,190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	$1,242,381
460,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	472,645
495,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	504,237
100,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	101,078
190,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	195,849
255,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	254,829
920,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	930,252
165,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	152,958
3,955,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	3,538,412
1,640,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	1,663,736
		13,625,469
	Financial Other — 0.3%
229,540	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(e)	15,106
186,494	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(e)	3,730
245,238	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(e)	3,679
540,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(f)	32,978
425,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026(f)	26,290
430,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025(f)	26,161
1,540,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(f)	93,386
485,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(f)	20,613
410,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(f)	17,425
1,000,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(f)	42,500
625,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(f)	25,931
2,379,845	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(g)	71,395
1,258,407	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(g)	37,752
272,752	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(h)	6,461
134,342	China Aoyuan Group Ltd., Series IAI, 5.500% PIK and/or 0.000% Cash, 9/30/2031(e)	1,818
337,685	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 15.996%–16.004%(c)(d)(h)	1,070
630,000	China Evergrande Group, 8.250%, 3/23/2022(f)	7,119
1,020,000	China Evergrande Group, 8.750%, 6/28/2025(f)	12,128
270,000	China Evergrande Group, 9.500%, 4/11/2022(f)	3,051
220,000	China Evergrande Group, 9.500%, 3/29/2024(f)	2,486
1,110,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026(f)	110,589
1,875,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(f)	78,431
205,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(f)	8,448
855,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(f)	35,158
4,525,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(f)	188,602
2,045,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(f)	84,111
2,125,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(f)	85,892
645,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(f)	41,719
845,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(f)	54,671
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(f)	27,628
230,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(f)	15,723
825,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(f)	40,623
725,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(f)	36,272
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$610,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(f)	$30,659
403,612	Sunac China Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 9/30/2026(a)(e)(f)	47,614
404,592	Sunac China Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 9/30/2027(a)(e)(f)	48,551
811,149	Sunac China Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 9/30/2027(a)(e)(f)	97,338
1,219,670	Sunac China Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 9/30/2028(a)(e)(f)	146,153
1,222,621	Sunac China Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 9/30/2029(a)(e)(f)	146,715
575,709	Sunac China Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 9/30/2030(a)(e)(f)	69,166
210,000	Times China Holdings Ltd., 5.750%, 1/14/2027(f)	6,825
1,085,000	Times China Holdings Ltd., 6.200%, 3/22/2026(f)	36,890
4,400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(f)	310,860
325,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(f)	23,234
415,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(f)	29,311
555,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(f)	38,495
1,360,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(f)	4,420
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(f)	525
220,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(f)	275
		2,295,977
	Food & Beverage — 1.8%
3,230,000	Cargill, Inc., 1 day USD SOFR + 0.610%, 4.972%, 2/11/2028(a)(c)	3,237,318
1,540,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	1,542,264
1,555,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	1,610,949
435,000	Mars, Inc., 5.200%, 3/01/2035(a)	440,211
6,450,000	PepsiCo, Inc., 4.400%, 2/07/2027	6,493,609
2,300,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	2,070,581
		15,394,932
	Gaming — 0.5%
2,895,000	VICI Properties LP, 5.125%, 5/15/2032	2,884,343
1,180,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	1,141,481
		4,025,824
	Government Owned - No Guarantee — 0.4%
465,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	446,214
2,790,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	2,682,662
580,000	Ecopetrol SA, 8.375%, 1/19/2036	559,623
		3,688,499
	Health Care REITs — 0.0%
455,000	National Health Investors, Inc., 3.000%, 2/01/2031	403,612
	Health Insurance — 0.5%
1,040,000	Centene Corp., 3.375%, 2/15/2030	957,875
2,150,000	Centene Corp., 4.625%, 12/15/2029	2,091,160
1,000,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	910,209
585,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	571,791
		4,531,035
	Healthcare — 0.6%
430,000	Avantor Funding, Inc., 4.625%, 7/15/2028(a)	422,243
Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$3,660,000	HCA, Inc., 5.600%, 4/01/2034	$3,744,719
1,200,000	Hologic, Inc., 3.250%, 2/15/2029(a)	1,143,542
		5,310,504
	Home Construction — 0.3%
2,330,000	Meritage Homes Corp., 5.650%, 3/15/2035	2,336,617
	Independent Energy — 2.0%
1,995,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	1,982,061
790,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	808,890
2,800,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	2,353,910
4,195,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,235,204
1,340,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	1,274,675
1,090,000	EQT Corp., 3.625%, 5/15/2031(a)	1,010,310
115,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	114,185
110,000	Matador Resources Co., 6.500%, 4/15/2032(a)	110,057
205,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	206,822
60,000	Ovintiv, Inc., 6.500%, 8/15/2034	62,269
835,000	SM Energy Co., 6.750%, 8/01/2029(a)	831,930
2,855,000	Var Energi ASA, 6.500%, 5/22/2035(a)	2,952,508
455,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	482,794
		16,425,615
	Integrated Energy — 0.4%
3,265,000	Chevron USA, Inc., 1 day USD SOFR Index + 0.360%, 4.739%, 2/26/2027(c)	3,272,935
	Leisure — 0.9%
2,745,000	Carnival Corp., 5.750%, 3/01/2027(a)	2,767,665
580,000	Carnival Corp., 6.000%, 5/01/2029(a)	586,056
1,530,000	Carnival Corp., 6.125%, 2/15/2033(a)	1,565,423
1,960,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	2,002,392
335,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	340,450
700,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	704,276
		7,966,262
	Life Insurance — 0.1%
780,000	Global Atlantic Fin Co., 3.125%, 6/15/2031(a)	692,767
425,000	Global Atlantic Fin Co., 4.400%, 10/15/2029(a)	412,478
		1,105,245
	Lodging — 0.4%
255,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	256,989
765,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	776,879
690,000	Marriott International, Inc., 5.300%, 5/15/2034	698,353
1,535,000	Marriott International, Inc., 5.500%, 4/15/2037	1,535,254
		3,267,475
	Media Entertainment — 1.4%
615,000	AppLovin Corp., 5.125%, 12/01/2029	623,005
3,620,000	AppLovin Corp., 5.500%, 12/01/2034	3,675,370
70,000	Discovery Communications LLC, 3.625%, 5/15/2030	61,800
425,000	Discovery Communications LLC, 6.350%, 6/01/2040	295,222
1,094,700	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	847,703
3,675,000	Netflix, Inc., 4.875%, 6/15/2030(a)	3,760,156
860,000	Netflix, Inc., 5.375%, 11/15/2029(a)	898,426
2,230,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	1,658,562
555,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	327,117
		12,147,361
	Metals & Mining — 1.3%
1,885,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	2,000,639
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — continued
$2,035,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	$2,076,025
5,120,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	5,552,181
35,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	35,163
205,000	Mineral Resources Ltd., 8.500%, 5/01/2030(a)	203,986
100,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	102,341
880,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	880,934
		10,851,269
	Midstream — 1.7%
2,765,000	Energy Transfer LP, 5.700%, 4/01/2035	2,816,411
1,775,000	Targa Resources Corp., 5.550%, 8/15/2035	1,783,980
25,000	Targa Resources Corp., 6.125%, 3/15/2033	26,348
2,830,000	Targa Resources Corp., 6.500%, 3/30/2034	3,041,136
950,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	830,755
815,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	754,358
255,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(a)	264,852
1,395,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	1,493,798
1,400,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	1,515,391
1,665,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,732,779
290,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	295,636
		14,555,444
	Non-Agency Commercial Mortgage-Backed Securities — 4.2%
2,995,000	BBCMS Mortgage Trust, Series 2020-BID, Class B, 1 mo. USD SOFR + 2.654%, 6.967%, 10/15/2037(a)(c)	2,995,000
2,155,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.182%, 12/15/2038(a)(c)	2,105,586
1,925,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.312%, 5/15/2039(a)(c)	1,923,198
100,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.995%, 11/13/2046(a)(c)	101,804
530,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.803%, 7/15/2029(a)(c)	529,834
2,955,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.755%, 3/15/2042(a)(c)	2,929,687
2,040,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.915%, 5/10/2047(a)(c)	1,759,500
2,459,980	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	2,300,057
32,382	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.690%, 12/10/2044(c)	30,197
130,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(c)	134,453
1,890,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,429,690
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	3,663,600
920,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(c)	951,515
527,502	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.677%, 7/15/2038(a)(c)	528,162
456,819	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	394,093
592,547	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.845%, 4/10/2031(a)(c)	573,706
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,195,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033(a)(c)	$862,650
540,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.295%, 8/10/2044(a)(c)	475,413
1,945,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(c)	1,815,991
895,440	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.691%, 12/15/2047(a)(c)	868,595
295,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.912%, 1/15/2042(a)(c)	292,226
640,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class C, 1 mo. USD SOFR + 2.400%, 6.712%, 1/15/2042(a)(c)	636,216
420,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class D, 1 mo. USD SOFR + 3.150%, 7.462%, 1/15/2042(a)(c)	417,557
180,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(c)	180,672
553,671	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.385%, 6/15/2044(a)(c)	548,189
81,873	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	77,673
390,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	367,180
1,060,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(c)(g)	21,200
4,243,654	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(c)(g)	42,437
3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(c)(g)	17,875
141,450	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.915%, 7/15/2046(c)	135,441
1,690,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(c)	1,569,130
440,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.249%, 11/15/2059(c)	380,202
941,396	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(c)	334,399
1,699,593	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.149%, 6/15/2044(a)(c)	1,597,634
2,245,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.455%, 12/15/2045(c)	1,822,332
1,084,960	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	963,987
		35,777,081
	Oil Field Services — 0.2%
2,175,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	1,982,905
	Pharmaceuticals — 3.6%
6,510,000	AbbVie, Inc., 4.650%, 3/15/2028	6,608,418
1,885,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,590,082
6,475,000	Eli Lilly & Co., 4.550%, 2/12/2028	6,560,360
2,895,000	Johnson & Johnson, 4.500%, 3/01/2027	2,923,225
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$1,900,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	$1,953,399
930,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/09/2030, (EUR)	1,114,418
685,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	913,137
570,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	799,061
362,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	354,969
7,575,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	5,447,573
340,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	347,215
435,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	474,529
305,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	345,370
720,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	732,913
		30,164,669
	Property & Casualty Insurance — 0.1%
700,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	713,020
345,000	Brown & Brown, Inc., 5.550%, 6/23/2035	351,809
		1,064,829
	Restaurants — 0.3%
300,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	285,668
75,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	73,054
2,080,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,938,287
		2,297,009
	Retailers — 0.1%
830,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	812,121
	Sovereigns — 3.4%
1,610,000	Chile Government International Bonds, 3.100%, 1/22/2061	973,696
2,080,000	Chile Government International Bonds, 3.250%, 9/21/2071	1,260,168
840,000	Chile Government International Bonds, 4.340%, 3/07/2042	726,272
690,000	Chile Government International Bonds, 5.650%, 1/13/2037	710,769
2,205,000	Colombia Government International Bonds, 8.000%, 4/20/2033	2,279,816
1,130,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	1,113,005
2,750,000	Oman Government International Bonds, 6.000%, 8/01/2029	2,879,041
1,000,000	Philippines Government International Bonds, 2.650%, 12/10/2045	648,818
2,465,000	Philippines Government International Bonds, 2.950%, 5/05/2045	1,681,130
800,000	Philippines Government International Bonds, 5.900%, 2/04/2050	816,031
480,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	427,917
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$1,670,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	$1,470,741
915,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)(a)	1,102,697
470,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	567,699
2,160,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	2,219,616
1,320,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	1,360,577
220,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	234,430
1,275,000	Romania Government International Bonds, 5.625%, 2/22/2036, (EUR)	1,429,213
4,220,000	Romania Government International Bonds, 5.875%, 7/11/2032, (EUR)(a)	4,993,039
1,340,000	Romania Government International Bonds, 6.250%, 9/10/2034, (EUR)(a)	1,590,292
		28,484,967
	Technology — 5.1%
1,925,000	Atlassian Corp., 5.500%, 5/15/2034	1,976,692
4,895,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	4,128,635
2,410,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	2,283,010
995,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	992,249
3,255,000	Cisco Systems, Inc., 4.550%, 2/24/2028	3,298,031
1,115,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,102,635
1,265,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	1,276,595
6,450,000	International Business Machines Corp., 4.650%, 2/10/2028	6,524,124
645,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	614,550
320,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	315,623
1,925,000	Leidos, Inc., 5.750%, 3/15/2033	2,005,470
1,820,000	Mastercard, Inc., 1 day USD SOFR Index + 0.440%, 4.839%, 3/15/2028(c)	1,823,335
340,000	Micron Technology, Inc., 5.875%, 2/09/2033	354,567
2,825,000	Micron Technology, Inc., 5.875%, 9/15/2033	2,951,297
530,000	Micron Technology, Inc., 6.050%, 11/01/2035	554,679
1,630,000	Molex Electronic Technologies LLC, 4.750%, 4/30/2028(a)	1,640,250
2,045,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	2,085,600
670,000	NetApp, Inc., 5.500%, 3/17/2032	690,122
595,000	NetApp, Inc., 5.700%, 3/17/2035	611,043
530,000	Paychex, Inc., 5.600%, 4/15/2035	547,841
2,155,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,964,330
845,000	Synopsys, Inc., 5.150%, 4/01/2035	851,708
995,000	Synopsys, Inc., 5.700%, 4/01/2055	989,287
1,970,000	TD SYNNEX Corp., 6.100%, 4/12/2034	2,073,315
1,140,000	Trimble, Inc., 6.100%, 3/15/2033	1,211,096
		42,866,084
	Treasuries — 19.5%
21,316(i )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	3,440,685
580,000	Bundesschatzanweisungen, 2.200%, 3/11/2027, (EUR)	687,140
985,000(j )	Mexico Bonos, 7.750%, 11/23/2034, (MXN)	4,785,238
242,300,000	Republic of South Africa Government Bonds, 8.500%, 1/31/2037, (ZAR)	11,910,711
127,150,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	6,210,015
63,440,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	1,556,565
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
104,900,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	$2,606,859
4,090,000	U.K. Gilts, 4.500%, 3/07/2035, (GBP)	5,616,615
49,610,000	U.S. Treasury Notes, 0.625%, 5/15/2030	42,683,979
18,060,000	U.S. Treasury Notes, 3.750%, 4/15/2026(k)	18,013,086
1,105,000	U.S. Treasury Notes, 4.250%, 1/31/2026	1,104,957
825,000	U.S. Treasury Notes, 4.375%, 7/31/2026	828,287
27,660,000	U.S. Treasury Notes, 4.500%, 3/31/2026	27,735,633
4,000,000	U.S. Treasury Notes, 4.875%, 5/31/2026	4,028,594
31,235,000	U.S. Treasury Notes, 5.000%, 8/31/2025	31,257,572
36,185,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	901,545
35,915,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	948,679
		164,316,160
	Wireless — 0.1%
985,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,194,894
	Total Non-Convertible Bonds (Identified Cost $734,271,460)	685,346,533

Convertible Bonds — 0.9%
	Brokerage — 0.0%
93,000	Coinbase Global, Inc., 0.250%, 4/01/2030	121,412
	Cable Satellite — 0.2%
1,499,600	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	1,765,779
	Consumer Cyclical Services — 0.1%
132,000	DoorDash, Inc., Zero Coupon, 0.000%, 5/15/2030(a)(l)	143,003
136,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	194,004
		337,007
	Diversified Manufacturing — 0.1%
101,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	120,988
72,000	Bloom Energy Corp., 3.000%, 6/01/2028	106,488
98,000	Itron, Inc., 1.375%, 7/15/2030	116,522
		343,998
	Electric — 0.0%
200,000	Evergy, Inc., 4.500%, 12/15/2027	233,900
56,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	60,648
		294,548
	Financial Other — 0.0%
30,180	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 28.891%–30.735%, 9/30/2028(h)	498
	Food & Beverage — 0.0%
278,000	Post Holdings, Inc., 2.500%, 8/15/2027	317,337
	Independent Energy — 0.0%
181,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	188,693
50,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	120,525
		309,218
	Industrial Other — 0.1%
148,000	Fluor Corp., 1.125%, 8/15/2029	194,176
67,000	Granite Construction, Inc., 3.750%, 5/15/2028	139,125
		333,301
Principal Amount (‡)	Description	Value (†)

	Leisure — 0.1%
$124,000	Carnival Corp., 5.750%, 12/01/2027	$272,738
285,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	304,772
		577,510
	Media Entertainment — 0.0%
135,000	Sea Ltd., 2.375%, 12/01/2025	239,799
47,000	Spotify USA, Inc., Zero Coupon, 0.000%, 3/15/2026(l)	71,200
		310,999
	Pharmaceuticals — 0.0%
200,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	212,000
	Retailers — 0.0%
65,000	Freshpet, Inc., 3.000%, 4/01/2028	80,730
	Technology — 0.3%
200,000	CyberArk Software Ltd., Zero Coupon, 0.000%, 6/15/2030(a)(l)	205,500
400,000	Datadog, Inc., Zero Coupon, 0.000%–2.593%, 12/01/2029(a)(h)	382,200
191,000	Global Payments, Inc., 1.500%, 3/01/2031	170,563
154,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	181,566
60,000	InterDigital, Inc., 3.500%, 6/01/2027	174,750
157,000	Nutanix, Inc., 0.250%, 10/01/2027	220,899
217,000	Parsons Corp., 2.625%, 3/01/2029	230,671
196,000	Rubrik, Inc., Zero Coupon, 0.000%, 6/15/2030(a)(l)	205,187
70,000	Seagate HDD Cayman, 3.500%, 6/01/2028	125,895
150,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(l)	233,400
91,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	111,839
81,000	Vertex, Inc., 0.750%, 5/01/2029	96,837
		2,339,307
	Total Convertible Bonds (Identified Cost $6,852,176)	7,343,644
	Total Bonds and Notes (Identified Cost $741,123,636)	692,690,177

Collateralized Loan Obligations — 6.1%
975,000	720 East CLO V Ltd., Series 2024-2A, Class C, 3 mo. USD SOFR + 2.200%, 6.470%, 7/20/2037(a)(c)	979,520
420,000	AGL Core CLO 36 Ltd., Series 2024-36A, Class B, 3 mo. USD SOFR + 1.600%, 5.852%, 1/23/2038(a)(c)	419,829
2,335,000	AIMCO CLO 10 Ltd., Series 2019-10A, Class BRR, 3 mo. USD SOFR + 1.750%, 6.022%, 7/22/2037(a)(c)	2,339,854
700,000	AIMCO CLO 16 Ltd., Series 2021-16A, Class BR, 3 mo. USD SOFR + 1.650%, 5.930%, 7/17/2037(a)(c)	702,450
480,000	Apidos CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 2.212%, 6.472%, 7/16/2031(a)(c)	480,538
2,835,000	ARES Loan Funding VIII Ltd., Series 2024-ALF8, Class B, 3 mo. USD SOFR + 1.700%, 5.993%, 1/24/2038(a)(c)	2,841,634
1,660,000	ARES XXXIX CLO Ltd., Series 2016-39A, Class BR3, 3 mo. USD SOFR + 1.750%, 6.020%, 7/18/2037(a)(c)	1,662,917
1,045,000	Bain Capital Credit CLO Ltd., Series 2020-1A, Class C1R, 3 mo. USD SOFR + 2.350%, 6.620%, 4/18/2033(a)(c)	1,045,979
575,000	Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A1R, 3 mo. USD SOFR + 1.180%, 5.463%, 4/20/2038(a)(c)	574,145
2,005,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class BR2, 3 mo. USD SOFR + 1.700%, 5.980%, 1/17/2038(a)(c)	2,009,269
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

$1,590,000	Birch Grove CLO 12 Ltd., Series 2025-12A, Class C, 3 mo. USD SOFR + 1.800%, 6.143%, 4/22/2038(a)(c)	$1,597,395
1,335,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.672%, 10/22/2037(a)(c)	1,337,161
400,000	Carbone CLO Ltd., Series 2017-1A, Class B, 3 mo. USD SOFR + 2.062%, 6.331%, 1/20/2031(a)(c)	400,897
1,925,000	Carval CLO X-C Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.800%, 6.070%, 7/20/2037(a)(c)	1,929,803
730,000	CIFC Funding Ltd., Series 2013-2A, Class A3LR, 3 mo. USD SOFR + 2.212%, 6.481%, 10/18/2030(a)(c)	730,691
1,750,000	CIFC Funding Ltd., Series 2017-5A, Class BR, 3 mo. USD SOFR + 1.700%, 5.980%, 7/17/2037(a)(c)	1,756,001
250,000	Dryden 64 CLO Ltd., Series 2018-64A, Class C, 3 mo. USD SOFR + 2.012%, 6.281%, 4/18/2031(a)(c)	250,152
300,000	Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, 3 mo. USD SOFR + 2.112%, 6.368%, 4/15/2029(a)(c)	300,669
1,030,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD SOFR + 1.600%, 5.926%, 11/22/2031(a)(c)	1,030,498
1,765,000	Garnet CLO Ltd., Series 2025-1A, Class C, 3 mo. USD SOFR + 2.250%, 0.000%, 7/20/2037(a)(c)(m)	1,766,216
435,000	Golub Capital Partners CLO 41B-R Ltd., Series 2019-41A, Class AR, 3 mo. USD SOFR + 1.582%, 5.851%, 1/20/2034(a)(c)	435,212
815,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class B, 3 mo. USD SOFR + 1.850%, 6.132%, 7/25/2037(a)(c)	816,813
470,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class C, 3 mo. USD SOFR + 2.200%, 6.482%, 7/25/2037(a)(c)	471,770
395,000	Greenacre Park CLO LLC, Series 2021-2A, Class AR, 3 mo. USD SOFR + 1.370%, 5.667%, 7/20/2037(a)(c)	396,536
1,900,000	Madison Park Funding LIX Ltd., Series 2021-59A, Class CR, 3 mo. USD SOFR + 2.250%, 6.520%, 4/18/2037(a)(c)	1,911,406
600,000	MidOcean Credit CLO XV Ltd., Series 2024-15A, Class B, 3 mo. USD SOFR + 1.950%, 6.220%, 7/21/2037(a)(c)	601,882
435,000	MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class A1, 3 mo. USD SOFR + 1.170%, 0.000%, 10/18/2035(a)(c)(m)	435,000
795,000	OCP CLO Ltd., Series 2016-12A, Class BAR3, 3 mo. USD SOFR + 1.680%, 5.950%, 10/18/2037(a)(c)	796,045
920,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 3 mo. USD SOFR + 2.162%, 6.434%, 1/22/2030(a)(c)	922,945
485,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class B1R2, 3 mo. USD SOFR + 1.800%, 6.070%, 4/20/2037(a)(c)	486,327
1,090,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class CR2, 3 mo. USD SOFR + 2.200%, 6.470%, 4/20/2037(a)(c)	1,096,240
885,000	OHA Loan Funding Ltd., Series 2013-1A, Class CR3, 3 mo. USD SOFR + 2.350%, 6.629%, 4/23/2037(a)(c)	890,748
1,535,000	OHA Loan Funding Ltd., Series 2016-1A, Class CR2, 3 mo. USD SOFR + 2.100%, 6.370%, 7/20/2037(a)(c)	1,543,909
1,945,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.406%, 7/15/2037(a)(c)	1,957,919
Principal Amount (‡)	Description	Value (†)

$1,650,000	Palmer Square CLO Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.650%, 5.920%, 7/20/2037(a)(c)	$1,652,447
2,110,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 6.222%, 4/20/2036(a)(c)	2,112,760
2,565,000	Rockford Tower CLO Ltd., Series 2017-2A, Class CR, 3 mo. USD SOFR + 2.162%, 6.418%, 10/15/2029(a)(c)	2,570,769
768,337	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.684%, 5/20/2031(a)(c)	768,842
430,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class CR, 3 mo. USD SOFR + 2.000%, 6.275%, 10/24/2037(a)(c)	431,764
1,030,000	TICP CLO VII Ltd., Series 2017-7A, Class CR, 3 mo. USD SOFR + 2.412%, 6.668%, 4/15/2033(a)(c)	1,031,263
1,660,000	Wellfleet CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 6.456%, 7/15/2037(a)(c)	1,664,311
1,055,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 6.320%, 7/18/2037(a)(c)	1,058,564
565,000	Wellfleet CLO Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.450%, 6.720%, 7/18/2037(a)(c)	567,830
2,580,000	Wise CLO Ltd., Series 2025-1A, Class B1, 3 mo. USD SOFR + 1.550%, 5.810%, 1/20/2038(a)(c)	2,552,786
	Total Collateralized Loan Obligations (Identified Cost $51,057,814)	51,329,706

Equity-Linked Notes — 3.0%
985,561	Barclays Bank PLC, (Parker-Hannifin Corp.), 10.770%, 3/23/2026(a)	1,015,960
834,667	Barclays Bank PLC, (W.W. Grainger, Inc.), 12.270%, 11/14/2025(a)	846,855
1,084,208	Barclays Bank PLC, (FedEx Corp.), 12.760%, 1/29/2026(a)	947,233
778,548	Barclays Bank PLC, (ServiceNow, Inc.), 13.610%, 3/09/2026(a)	789,343
1,207,657	Barclays Bank PLC, (Cheniere Energy, Inc.), 14.470%, 1/16/2026(a)	1,225,556
669,192	Barclays Bank PLC, (Meta Platforms, Inc.), 14.920%, 4/07/2026(a)	716,120
1,143,387	Barclays Bank PLC, (Intuit, Inc.), 17.600%, 11/28/2025(a)	1,231,553
895,379	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	1,001,130
1,107,323	BNP Paribas Issuance BV, (McDonald's Corp.), 11.600%, 11/24/2025(a)	1,072,108
810,845	BNP Paribas Issuance BV, (Caterpillar, Inc.), 12.410%, 3/19/2026(a)	858,232
996,715	BNP Paribas Issuance BV, (Amazon.com, Inc.), 12.420%, 3/12/2026(a)	1,005,772
998,550	BNP Paribas Issuance BV, (American Express Co.), 12.710%, 3/26/2026(a)	1,069,232
957,104	BNP Paribas Issuance BV, (Yum! Brands, Inc.), 12.760%, 8/01/2025(a)	960,525
1,240,937	BNP Paribas Issuance BV, (Eaton Corp. PLC), 16.040%, 1/06/2026(a)	1,284,337
956,519	BNP Paribas Issuance BV, (Goldman Sachs Group, Inc.), 18.240%, 11/03/2025(a)	1,017,915
968,827	BNP Paribas Issuance BV, (Progressive Corp.), 11.150%, 8/15/2025(a)	1,000,705
955,917	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 11.830%, 2/11/2026(a)	895,783
1,015,641	Citigroup Global Markets Holdings, Inc., (Eli Lilly and Co.), 17.150%, 10/02/2025(a)	939,567
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

$818,845	Citigroup Global Markets Holdings, Inc., (KLA Corp.), 20.670%, 10/15/2025(a)	$871,262
1,000,390	GS Finance Corp., MTN, (Pfizer, Inc.), 12.800%, 3/30/2026(a)	961,688
768,832	GS Finance Corp., MTN, (Booking Holdings, Inc.), 14.400%, 8/25/2025(a)	800,674
1,025,459	JPMorgan Chase Bank NA, (Dominion Energy, Inc.), 12.280%, 4/06/2026(a)	1,039,001
1,194,147	JPMorgan Chase Bank NA, (T-Mobile U.S., Inc.), 14.920%, 12/10/2025(a)	1,190,380
1,020,540	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	1,128,151
951,145	JPMorgan Chase Bank NA, (Autodesk, Inc.), 18.960%, 9/18/2025(a)	986,042
	Total Equity-Linked Notes (Identified Cost $24,386,335)	24,855,124

Senior Loans — 1.6%
	Food & Beverage — 0.2%
155,000	Aramark Services, Inc., 2024 Term Loan B7, 1 mo. USD SOFR + 2.000%, 6.327%, 4/06/2028(c)	155,083
1,419,850	Aramark Services, Inc., 2024 Term Loan B8, 1 mo. USD SOFR + 2.000%, 6.327%, 6/22/2030(c)(n)	1,421,625
		1,576,708
	Gaming — 0.3%
837,900	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.066%, 3/04/2032(c)(n)	834,758
1,447,651	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.046%, 11/30/2030(c)(n)	1,442,223
450,000	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.296%, 6/04/2032(c)(n)	449,437
118,223	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.564%, 4/14/2029(c)(n)	118,164
		2,844,582
	Healthcare — 0.2%
905,204	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 8.327%, 9/29/2028(c)(n)	904,073
741,474	IQVIA, Inc., 2025 Repriced Term Loan B, 3 mo. USD SOFR + 1.750%, 6.046%, 1/02/2031(c)(n)	744,025
		1,648,098
	Leisure — 0.3%
131,229	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.312%, 8/08/2027(c)(n)	131,106
2,481,525	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.312%, 10/18/2028(c)(n)	2,479,192
		2,610,298
	Lodging — 0.1%
585,553	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 1/17/2031(c)(n)	584,505
	Media Entertainment — 0.0%
318,702	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 8.577%, 5/03/2028(c)(n)	298,684
	Metals & Mining — 0.2%
1,241,888	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.299%, 3/11/2032(c)(n)	1,243,440
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — 0.1%
$315,201	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.770%, 6/20/2030(c)(n)	$316,074
208,170	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.577%, 9/15/2031(c)(n)	207,823
357,170	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.046%, 5/06/2031(c)(n)	357,094
		880,991
	Technology — 0.2%
1,325,187	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.077%, 1/31/2030(c)(n)	1,323,703
	Total Senior Loans (Identified Cost $13,035,540)	13,011,009

Shares
Common Stocks— 1.0%
	Aerospace & Defense — 0.0%
290	Lockheed Martin Corp.	134,311
	Air Freight & Logistics — 0.0%
1,157	United Parcel Service, Inc., Class B	116,788
	Biotechnology — 0.3%
555	AbbVie, Inc.	103,019
35,406	BioMarin Pharmaceutical, Inc.(g)	1,946,268
564	Gilead Sciences, Inc.	62,531
		2,111,818
	Capital Markets — 0.0%
29	BlackRock, Inc.	30,428
288	CME Group, Inc.	79,378
760	Morgan Stanley	107,054
		216,860
	Chemicals — 0.0%
72	Linde PLC	33,781
	Construction Materials — 0.2%
257,934	Cemex SAB de CV, ADR	1,787,483
	Consumer Staples Distribution & Retail — 0.0%
63	Costco Wholesale Corp.	62,366
	Containers & Packaging — 0.0%
614	Packaging Corp. of America	115,708
	Electric Utilities — 0.0%
945	Duke Energy Corp.	111,510
	Electrical Equipment — 0.0%
740	Emerson Electric Co.	98,664
	Financial Services — 0.0%
169	Mastercard, Inc., Class A	94,968
	Ground Transportation — 0.0%
239	Union Pacific Corp.	54,989
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Shares	Description	Value (†)
	Health Care Equipment & Supplies — 0.0%
504	Abbott Laboratories	$68,549
	Health Care Providers & Services — 0.0%
268	Elevance Health, Inc.	104,241
392	UnitedHealth Group, Inc.	122,292
		226,533
	Hotels, Restaurants & Leisure — 0.0%
139	Royal Caribbean Cruises Ltd.	43,526
	Household Products — 0.1%
1,010	Colgate-Palmolive Co.	91,809
876	Kimberly-Clark Corp.	112,934
517	Procter & Gamble Co.	82,368
		287,111
	Interactive Media & Services — 0.0%
800	Alphabet, Inc., Class A	140,984
	Life Sciences Tools & Services — 0.0%
162	Thermo Fisher Scientific, Inc.	65,685
	Machinery — 0.0%
32	Deere & Co.	16,272
	Media — 0.1%
184,712	Altice USA, Inc., Class A(g)	395,284
3,224	Comcast Corp., Class A	115,065
7,236	Paramount Global, Class B	93,344
		603,693
	Oil, Gas & Consumable Fuels — 0.0%
1,107	Exxon Mobil Corp.	119,335
1,437	Williams Cos., Inc.	90,258
		209,593
	Pharmaceuticals — 0.2%
1,684	Bristol-Myers Squibb Co.	77,952
585	Johnson & Johnson	89,359
2,096	Merck & Co., Inc.	165,919
49,600	Teva Pharmaceutical Industries Ltd., ADR(g)	831,296
		1,164,526
	Real Estate Management & Development — 0.0%
84,422	China Aoyuan Group Ltd.(g)	1,297
185,246	Sunac China Holdings Ltd.(g)	33,880
		35,177
	Retail REITs — 0.0%
379	Simon Property Group, Inc.	60,928
	Semiconductors & Semiconductor Equipment — 0.0%
341	Broadcom, Inc.	93,996
441	QUALCOMM, Inc.	70,234
		164,230
Shares	Description	Value (†)
	Software — 0.1%
215	Microsoft Corp.	$106,943
541	Salesforce, Inc.	147,525
		254,468
	Specialty Retail — 0.0%
87	Home Depot, Inc.	31,898
578	TJX Cos., Inc.	71,377
		103,275
	Technology Hardware, Storage & Peripherals — 0.0%
416	Apple, Inc.	85,351
	Total Common Stocks (Identified Cost $10,933,253)	8,469,147

Preferred Stocks — 0.2%

Convertible Preferred Stocks — 0.2%
	Aerospace & Defense — 0.2%
23,823	Boeing Co., 6.000%	1,619,964
	Brokerage — 0.0%
2,050	Apollo Global Management, Inc., 6.750%	153,442
	Electric — 0.0%
6,110	PG&E Corp., Series A, 6.000%	229,736
	Total Convertible Preferred Stocks (Identified Cost $1,624,720)	2,003,142
	Total Preferred Stocks (Identified Cost $1,624,720)	2,003,142

Other Investments — 0.0%
	Aircraft ABS — 0.0%
900	ECAF I Blocker, Ltd.(b)(o) (Identified Cost $9,000,000)	—

Principal Amount (‡)
Short-Term Investments — 4.2%
$9,921,376	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $9,922,176 on 7/01/2025 collateralized by $9,934,500 U.S. Treasury Note, 4.125% due 9/30/2027 valued at $10,119,844 including accrued interest (Note 2 of Notes to Financial Statements)	9,921,376
25,730,000	U.S. Treasury Bills, 4.202%–4.215%, 7/17/2025(p)(q)	25,682,657
	Total Short-Term Investments (Identified Cost $35,603,230)	35,604,033
	Total Investments — 98.3% (Identified Cost $886,764,528)	827,962,338
	Other assets less liabilities — 1.7%	14,696,730
	Net Assets — 100.0%	$842,659,068
Written Options — (0.0%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.0%)
CBOT 5 Year U.S. Treasury Notes, Call	7/25/2025	109.25	(490,000)	$(53,410,000)	$(144,445)	$(168,437)
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)

Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Securities — (0.0%)
AbbVie, Inc., Call	8/15/2025	200	(200)	$(37,124)	$(335)	$(323)
Alphabet, Inc., Call	8/15/2025	190	(400)	(70,492)	(631)	(1,580)
Apple, Inc., Call	8/15/2025	220	(200)	(41,034)	(479)	(665)
Bristol-Myers Squibb Co., Call	8/15/2025	52.5	(800)	(37,032)	(342)	(232)
Broadcom, Inc., Call	8/15/2025	290	(100)	(27,565)	(343)	(898)
Comcast Corp., Call	8/15/2025	37.5	(1,200)	(42,828)	(453)	(708)
Elevance Health, Inc., Call	8/15/2025	420	(100)	(38,896)	(527)	(1,015)
Exxon Mobil Corp., Call	8/15/2025	125	(400)	(43,120)	(263)	(102)
Gilead Sciences, Inc., Call	8/15/2025	115	(200)	(22,174)	(339)	(606)
Lockheed Martin Corp., Call	8/15/2025	530	(100)	(46,314)	(447)	(205)
Merck & Co., Inc., Call	8/15/2025	90	(1,000)	(79,160)	(897)	(640)
Microsoft Corp., Call	8/15/2025	510	(100)	(49,741)	(770)	(1,155)
Morgan Stanley, Call	8/15/2025	145	(600)	(84,516)	(880)	(2,100)
QUALCOMM, Inc., Call	8/15/2025	170	(300)	(47,778)	(818)	(1,238)
Salesforce, Inc., Call	8/15/2025	290	(200)	(54,538)	(531)	(935)
Simon Property Group, Inc., Call	8/15/2025	170	(100)	(16,076)	(178)	(203)
Thermo Fisher Scientific, Inc., Call	8/15/2025	450	(100)	(40,546)	(487)	(600)
United Parcel Service, Inc., Call	8/15/2025	110	(900)	(90,846)	(1,653)	(1,485)
Williams Cos., Inc., Call	8/15/2025	65	(1,100)	(69,091)	(921)	(1,512)
					$(11,294)	$(16,202)
Total					$(155,739)	$(184,639)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of
Rule 144A holdings amounted to $390,506,318 or 46.3% of net
assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)
Variable rate security. Rate as of June 30, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Non-income producing security.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(i)	Amount shown represents units. One unit represents a principal amount of 1,000.
(j)	Amount shown represents units. One unit represents a principal amount of 100.
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(m)	New issue unsettled as of June 30, 2025. Coupon rate does not take effect until settlement date.
(n)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(o)	Securities subject to restriction on resale. At June 30, 2025, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	6/18/2015	$9,000,000	$ —	0.0%

(p)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(q)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

JIBAR	Johannesburg Interbank Agreed Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SAFEX	South African Futures Exchange
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
TRY	Turkish Lira
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
UYU	Uruguayan Peso
ZAR	South African Rand
At June 30, 2025, the Fund had the following open centrally cleared interest rate swap agreements:
Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)[2]
210,000,000	ZAR	5/07/2030	7.58%	3 mo. SAFEX - JIBAR	$(136,182)	$(137,121)

1	Payments are made annually.
2	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.
At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/05/2025	EUR	S	2,255,000	$2,584,343	$2,667,710	$(83,367)
BNP Paribas SA	8/19/2025	ZAR	S	206,108,000	11,349,872	11,601,242	(251,370)
Total							$(334,737)
At June 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2025	2,744	$296,370,366	$299,096,000	$2,725,634
At June 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2025	1,057	$219,239,634	$219,880,774	$(641,140)
CBOT U.S. Long Bond Futures	9/19/2025	188	21,346,279	21,708,125	(361,846)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/19/2025	74	8,540,260	8,815,250	(274,990)
Ultra 10 Year U.S. Treasury Notes Futures	9/19/2025	752	84,340,344	85,927,750	(1,587,406)
Total					$(2,865,382)
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 75.2% of Net Assets

Non-Convertible Bonds — 72.8%
	ABS Car Loan — 0.8%
$1,666,667	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026(a)	$1,662,139
1,070,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class D, 7.590%, 4/20/2029(a)	1,069,937
670,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class D, 7.260%, 10/20/2027(a)	673,116
710,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	715,855
680,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.310%, 6/20/2029(a)	688,873
900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	908,239
715,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	736,073
3,020,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.660%, 4/12/2032(a)	3,072,313
1,030,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,069,516
940,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	977,905
1,295,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	1,309,705
2,052,500	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	2,051,981
200,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	200,216
2,810,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	2,886,921
175,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	178,099
240,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	246,545
200,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	207,814
1,540,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	1,573,940
		20,229,187
	ABS Credit Card — 0.4%
6,145,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	6,238,256
4,285,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	4,326,809
		10,565,065
	ABS Home Equity — 1.8%
5,350,000	CoreVest American Finance Ltd., Series 2021-1, Class D, 3.247%, 4/15/2053(a)	4,749,863
1,510,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,351,681
3,245,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	3,271,236
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	1,941,483
7,660,000	FirstKey Homes Trust, Series 2020-SFR1, Class F2, 4.284%, 8/17/2037(a)	7,620,687
8,293,673	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	7,948,456
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$4,146,836	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	$3,957,991
2,438,794	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	2,469,623
350,147	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	353,011
3,825,000	PRPM LLC, Series 2025-2, Class A2, 9.560%, 5/25/2030(a)(b)	3,862,925
205,000	RCO VIII Mortgage LLC, Series 2025-3, Class A2, 8.836%, 5/25/2030(a)(b)	207,392
584,704	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	582,504
1,969,350	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	1,996,781
3,911,792	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(b)	4,050,566
800,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	804,878
1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	979,954
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	697,076
		46,846,107
	ABS Other — 4.3%
2,228,114	AASET Trust, Series 2021-2A, Class B, 3.538%, 1/15/2047(a)	2,067,815
2,316,830	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	2,369,577
1,160,000	Aqua Finance Trust, Series 2024-A, Class D, 6.530%, 4/18/2050(a)	1,181,001
1,215,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	1,243,865
330,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	338,558
1,825,242	Business Jet Securities LLC, Series 2024-2A, Class C, 7.974%, 9/15/2039(a)	1,825,631
2,028,037	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	1,878,415
473,438	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	449,230
2,700,000	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	2,666,903
8,264,389	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	7,890,557
202,370	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	191,385
527,796	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	563,963
3,440,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	3,494,263
3,675,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	3,864,681
6,080,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	6,824,871
861,651	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class B, 6.380%, 10/20/2046(a)	876,152
403,596	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	411,377
30,304	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039(a)	29,496
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$415,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	$422,812
2,705,000	Kapitus Asset Securitization V LLC, Series 2025-1A, Class C, 7.400%, 4/10/2032(a)	2,712,644
370,855	KDAC Aviation Finance Ltd., Series 2017-1A, Class A, 4.212%, 12/15/2042(a)	360,775
284,579	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	278,913
744,441	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	723,953
2,144,990	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432%, 10/15/2046(a)	2,004,166
3,584,408	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	3,376,832
505,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	521,015
2,400,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	2,505,329
690,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	693,803
505,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	519,794
10,498,176	Navigator Aircraft ABS Ltd., Series 2021-1, Class B, 3.571%, 11/15/2046(a)(b)	9,779,911
435,000	Onemain Financial Issuance Trust, Series 2025-1A, Class D, 5.790%, 7/14/2038(a)	441,120
695,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	705,178
1,930,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	1,940,262
440,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	454,136
435,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	457,076
897,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	881,000
3,195,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	3,267,281
617,401	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	599,336
8,325,000	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	7,881,602
264,710	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	274,828
1,249,761	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	655,331
1,157,050	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,095,458
437,379	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	387,028
264,460	Thunderbolt III Aircraft Lease Ltd., Series 2019-1, Class A, 3.671%, 11/15/2039(a)	255,963
7,525,000	TMCL VII Holdings Ltd., Series 2025-1H, Class B, 8.060%, 7/23/2050(a)	7,525,271
2,605,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	2,608,759
610,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	619,061
1,691,998	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	1,601,838
1,206,629	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	1,226,097
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$1,686,937	Volofin Finance DAC, Series 2024-1A, Class B, 6.211%, 6/15/2037(a)	$1,723,721
9,147,801	Wave LLC, Series 2019-1, Class C, 6.413%, 9/15/2044(a)	7,495,808
779,926	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	756,544
7,779,421	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	7,231,431
1,185,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class C, 11.170%, 4/20/2054(a)	1,275,902
		113,427,718
	ABS Residential Mortgage — 0.2%
1,023,175	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	1,028,343
917,673	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	917,656
2,721,960	PRPM LLC, Series 2021-4, Class A2, 7.474%, 4/25/2026(a)(b)	2,713,738
		4,659,737
	ABS Student Loan — 0.2%
652,662	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	666,887
495,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	504,871
3,835,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	3,923,524
		5,095,282
	ABS Whole Business — 0.7%
5,925,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	6,010,718
1,477,500	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	1,559,320
2,232,000	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	2,034,915
1,007,250	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	1,039,094
741,825	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	706,269
130,612	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	127,189
4,734,225	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	4,800,746
1,990,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	2,039,895
		18,318,146
	Aerospace & Defense — 1.6%
2,230,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	2,293,243
1,130,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	1,163,517
7,895,000	Boeing Co., 3.625%, 2/01/2031	7,438,070
15,485,000	Boeing Co., 5.805%, 5/01/2050	14,850,127
345,000	Boeing Co., 5.930%, 5/01/2060	327,944
2,100,000	Boeing Co., 6.528%, 5/01/2034	2,281,710
9,835,000	Boeing Co., 6.858%, 5/01/2054	10,766,531
2,360,000	Boeing Co., 7.008%, 5/01/2064	2,592,099
		41,713,241
	Apartment REITs — 0.1%
1,740,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	1,685,626
See accompanying notes to financial statements.
| 42

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Automotive — 0.3%
$2,080,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	$1,997,453
2,055,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	2,059,521
3,165,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	2,925,222
2,170,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	2,120,915
		9,103,111
	Banking — 2.4%
1,715,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	1,732,591
8,790,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	9,139,895
10,180,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	10,513,639
6,375,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	6,558,264
1,770,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	1,785,432
3,980,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	4,089,366
3,695,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	4,568,424
5,370,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	5,842,399
3,065,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	2,775,653
14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	14,714,425
		61,720,088
	Brokerage — 0.5%
1,435,000	Citadel LP, 6.000%, 1/23/2030(a)	1,483,647
1,085,000	Citadel LP, 6.375%, 1/23/2032(a)	1,132,983
6,075,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	6,354,558
3,893,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	4,034,234
		13,005,422
	Building Materials — 1.7%
13,695,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	12,625,092
10,470,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	10,298,082
1,160,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(c)	1,171,890
3,210,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	3,238,030
4,570,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	4,645,880
13,230,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	13,604,672
		45,583,646
	Cable Satellite — 6.4%
27,080,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	17,448,087
1,200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	960,082
950,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	807,113
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$1,220,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	$1,281,376
2,530,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	2,699,403
1,110,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	1,188,633
6,425,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	4,451,812
1,075,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	758,426
415,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	292,029
48,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	22,373,838
5,540,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	2,576,100
14,005,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	12,822,363
1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	672,637
6,790,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	6,658,205
8,670,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	8,417,039
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	20,137,425
15,865,000	DISH DBS Corp., 7.750%, 7/01/2026	14,092,711
25,930,000	EchoStar Corp., 10.750%, 11/30/2029	26,707,900
23,075,671	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(d)	21,059,558
720,000	Time Warner Cable LLC, 6.550%, 5/01/2037	743,630
		166,148,367
	Chemicals — 0.4%
10,887,000	Ashland, Inc., 3.375%, 9/01/2031(a)	9,701,120
	Construction Machinery — 0.5%
1,530,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	1,549,479
2,140,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	2,161,243
2,870,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	2,937,315
6,985,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	7,194,711
		13,842,748
	Consumer Cyclical Services — 0.4%
8,835,000	Expedia Group, Inc., 5.400%, 2/15/2035	8,895,899
2,145,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	2,015,770
		10,911,669
	Consumer Products — 0.1%
1,130,000	Whirlpool Corp., 6.125%, 6/15/2030	1,139,931
1,215,000	Whirlpool Corp., 6.500%, 6/15/2033	1,218,891
		2,358,822
	Electric — 0.7%
18,227,888	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	17,464,609
	Finance Companies — 2.0%
4,030,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	3,651,139
4,530,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	3,994,729
15,030,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	14,701,924
7,035,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	6,994,448
2,570,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	2,654,983
3,695,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	3,796,572
1,110,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	1,109,254
See accompanying notes to financial statements.
43 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$400,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	$417,582
860,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	910,150
5,270,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	4,885,389
9,630,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	8,615,654
		51,731,824
	Financial Other — 0.4%
785,632	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(d)	51,702
638,303	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(d)	12,766
839,361	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(d)	12,590
1,650,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(e)	100,765
1,120,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026(e)	69,283
1,225,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025(e)	74,529
6,150,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	372,936
4,720,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	200,600
1,260,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	53,550
1,957,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(e)	83,173
3,260,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(e)	138,550
4,415,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	187,637
1,305,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(e)	54,144
8,274,825	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	248,245
4,375,535	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	131,266
948,132	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(g)	22,461
459,809	China Aoyuan Group Ltd., Series IAI, 5.500% PIK and/or 0.000% Cash, 9/30/2031(d)	6,221
1,155,773	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–16.004%(b)(c)(g)	3,664
1,800,000	China Evergrande Group, 8.250%, 3/23/2022(e)	20,340
4,045,000	China Evergrande Group, 8.750%, 6/28/2025(e)	48,095
1,405,000	China Evergrande Group, 9.500%, 4/11/2022(e)	15,877
335,000	China Evergrande Group, 9.500%, 3/29/2024(e)	3,786
4,060,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026(e)	404,498
6,925,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	289,673
1,415,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	58,312
1,600,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(e)	65,792
8,085,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	336,983
7,075,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	290,995
4,795,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	193,814
1,380,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(e)	89,258
3,760,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	243,272
3,345,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	231,039
1,320,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	90,235
2,880,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	141,811
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(e)	$20,500
1,830,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	91,555
280,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	13,947
1,970,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	99,012
1,577,037	Sunac China Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 9/30/2026(a)(d)(e)	186,043
1,580,867	Sunac China Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 9/30/2027(a)(d)(e)	189,704
3,169,406	Sunac China Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 9/30/2027(a)(d)(e)	380,329
4,765,631	Sunac China Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 9/30/2028(a)(d)(e)	571,066
4,777,164	Sunac China Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 9/30/2029(a)(d)(e)	573,260
2,249,452	Sunac China Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 9/30/2030(a)(d)(e)	270,249
720,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	23,400
4,030,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	137,020
23,285,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	1,645,085
1,245,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(e)	89,005
9,395,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	663,569
5,345,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	370,729
3,155,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(e)	228,737
4,535,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	14,739
365,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(e)	913
715,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(e)	894
		9,917,618
	Food & Beverage — 0.9%
835,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	911,540
5,520,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	5,528,115
2,555,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	2,646,929
7,565,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	6,810,411
7,340,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	6,813,056
		22,710,051
	Gaming — 0.5%
3,845,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	3,384,040
9,165,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	9,191,697
		12,575,737
	Government Owned - No Guarantee — 0.1%
495,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	475,003
See accompanying notes to financial statements.
| 44

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Government Owned - No Guarantee — continued
$585,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	$562,493
2,795,000	Ecopetrol SA, 8.375%, 1/19/2036	2,696,802
		3,734,298
	Health Insurance — 0.2%
3,000,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	2,787,301
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	3,895,696
		6,682,997
	Healthcare — 0.1%
1,675,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	1,748,281
	Home Construction — 0.4%
2,065,000	DR Horton, Inc., 5.500%, 10/15/2035	2,102,697
9,610,000	Meritage Homes Corp., 5.650%, 3/15/2035	9,637,292
		11,739,989
	Independent Energy — 2.9%
6,510,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	6,467,778
1,835,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	1,862,962
3,010,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	3,043,438
11,400,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	9,583,779
9,276,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	9,364,899
6,945,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	6,606,431
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	7,470,400
805,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	799,292
20,420,000	Matador Resources Co., 6.250%, 4/15/2033(a)	20,269,037
1,370,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	1,382,174
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	179,080
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(e)	95,200
2,050,000	SM Energy Co., 6.750%, 8/01/2029(a)	2,042,464
3,445,000	SM Energy Co., 7.000%, 8/01/2032(a)	3,394,678
1,420,000	Var Energi ASA, 6.500%, 5/22/2035(a)	1,468,498
1,475,000	Var Energi ASA, 8.000%, 11/15/2032(a)	1,671,659
		75,701,769
	Leisure — 1.7%
8,710,000	Carnival Corp., 5.750%, 3/01/2027(a)	8,781,916
6,880,000	Carnival Corp., 5.750%, 3/15/2030(a)	6,996,409
6,065,000	Carnival Corp., 6.000%, 5/01/2029(a)	6,128,331
4,230,000	Carnival Corp., 6.125%, 2/15/2033(a)	4,327,933
1,039,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	1,040,299
4,060,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	4,147,812
12,300,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	12,453,049
900,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	905,498
		44,781,247
	Life Insurance — 1.4%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	26,515,600
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	9,677,754
		36,193,354
	Lodging — 0.7%
1,245,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	1,254,712
1,745,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(a)	1,607,941
Principal Amount (‡)	Description	Value (†)

	Lodging — continued
$4,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	$3,990,489
12,700,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	12,274,031
		19,127,173
	Media Entertainment — 1.1%
3,090,000	AppLovin Corp., 5.125%, 12/01/2029	3,130,219
1,530,000	AppLovin Corp., 5.375%, 12/01/2031	1,556,888
8,850,000	AppLovin Corp., 5.500%, 12/01/2034	8,985,366
215,000	Discovery Communications LLC, 3.625%, 5/15/2030	189,813
1,955,000	Discovery Communications LLC, 6.350%, 6/01/2040	1,358,021
1,240,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	918,084
4,694,750	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	3,635,473
10,453,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	7,774,419
2,540,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	1,711,325
		29,259,608
	Metals & Mining — 1.6%
17,930,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	18,537,521
15,260,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	16,548,103
6,230,000	JSW Steel Ltd., 5.050%, 4/05/2032(a)	5,774,592
		40,860,216
	Midstream — 1.9%
2,300,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	2,061,803
3,185,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	3,324,615
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	2,432,526
6,105,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	5,338,694
3,215,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	2,975,779
14,300,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	13,902,443
4,775,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034	4,775,000
4,775,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036	4,775,000
4,085,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	4,374,312
4,100,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	4,437,930
1,580,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	1,600,330
		49,998,432
	Non-Agency Commercial Mortgage-Backed Securities — 1.7%
335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	302,382
7,375,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.182%, 12/15/2038(a)(b)	7,205,891
8,597,541	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 5.295%, 9/10/2045(a)(b)	8,067,847
81,213	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	77,948
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	2,556,304
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,278,401
See accompanying notes to financial statements.
45 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,755,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	$3,883,628
1,057,821	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.845%, 4/10/2031(a)(b)	1,024,186
7,680,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class C, 3.668%, 3/05/2033(a)(b)	3,187,200
900,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	781,328
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.726%, 6/10/2047(a)(b)	1,684,256
290,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.691%, 12/15/2047(a)(b)	274,781
3,110,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(b)	1,866,000
2,595,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class C, 1 mo. USD SOFR + 2.400%, 6.712%, 1/15/2042(a)(b)	2,579,658
1,795,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class D, 1 mo. USD SOFR + 3.150%, 7.462%, 1/15/2042(a)(b)	1,784,558
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.212%, 8/15/2046(b)	751,892
1,180,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	1,110,956
241,594	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.915%, 7/15/2046(b)	231,331
712,530	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	672,936
3,946,657	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.286%, 8/15/2046(b)	3,709,858
2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.286%, 8/15/2046(b)	2,272,440
649,594	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	577,164
		45,880,945
	Oil Field Services — 0.4%
10,605,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	9,668,373
	Other REITs — 0.4%
2,735,000	EPR Properties, 3.600%, 11/15/2031	2,484,351
7,250,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	7,175,955
		9,660,306
	Pharmaceuticals — 2.4%
15,115,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	12,750,183
7,960,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	8,183,716
4,695,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	6,258,652
3,990,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	5,593,424
25,290,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	18,187,341
8,725,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	8,775,265
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$685,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	$699,536
1,245,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	1,267,329
		61,715,446
	Property & Casualty Insurance — 0.4%
6,780,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	7,088,280
12,510,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 15.778%, 1/15/2033(a)(b)(f)	500,400
3,635,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	3,663,593
		11,252,273
	Restaurants — 0.8%
13,685,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	12,752,622
8,105,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	8,219,466
		20,972,088
	Retailers — 0.6%
3,325,000	Dillard's, Inc., 7.000%, 12/01/2028	3,500,593
1,500,000	Dillard's, Inc., 7.750%, 7/15/2026	1,529,535
7,520,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	6,944,720
3,680,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	3,600,729
		15,575,577
	Sovereigns — 6.2%
8,175,000	Chile Government International Bonds, 3.100%, 1/22/2061	4,944,077
16,140,000	Chile Government International Bonds, 3.250%, 9/21/2071	9,778,419
3,835,000	Chile Government International Bonds, 4.340%, 3/07/2042	3,315,779
3,060,000	Chile Government International Bonds, 5.650%, 1/13/2037	3,152,106
12,625,000	Colombia Government International Bonds, 8.000%, 4/20/2033	13,053,366
6,925,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	6,820,848
15,610,000	Oman Government International Bonds, 6.000%, 8/01/2029	16,342,484
5,130,000	Philippines Government International Bonds, 2.650%, 12/10/2045	3,328,436
11,330,000	Philippines Government International Bonds, 2.950%, 5/05/2045	7,727,060
6,240,000	Philippines Government International Bonds, 5.900%, 2/04/2050	6,365,041
3,500,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	3,120,226
7,040,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	6,200,012
4,915,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)(a)	5,923,232
4,575,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	5,526,008
200,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	196,252
10,895,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	11,195,702
7,475,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	7,704,781
See accompanying notes to financial statements.
| 46

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$2,210,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	$2,354,952
6,175,000	Romania Government International Bonds, 5.625%, 2/22/2036, (EUR)	6,921,876
23,330,000	Romania Government International Bonds, 5.875%, 7/11/2032, (EUR)(a)	27,603,696
9,230,000	Romania Government International Bonds, 6.250%, 9/10/2034, (EUR)(a)	10,954,028
		162,528,381
	Technology — 3.3%
10,821,000	Block, Inc., 3.500%, 6/01/2031	9,925,760
6,895,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	5,815,513
1,255,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	1,138,196
10,845,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	10,815,015
5,995,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	6,049,949
9,980,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	9,804,536
3,150,000	Leidos, Inc., 5.400%, 3/15/2032	3,215,056
6,380,000	Leidos, Inc., 5.500%, 3/15/2035	6,477,261
12,400,000	Micron Technology, Inc., 5.875%, 9/15/2033	12,954,367
2,710,000	NetApp, Inc., 5.500%, 3/17/2032	2,791,388
2,170,000	NetApp, Inc., 5.700%, 3/17/2035	2,228,510
1,925,000	Paychex, Inc., 5.600%, 4/15/2035	1,989,799
5,200,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	4,945,620
655,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	655,882
600,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	546,913
3,650,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	3,756,397
4,165,000	Synopsys, Inc., 5.700%, 4/01/2055	4,141,086
		87,251,248
	Treasuries — 16.9%
120,998	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	19,530,681
5,405,000	Bundesschatzanweisungen, 2.200%, 3/11/2027, (EUR)	6,403,432
4,547,845	Mexico Bonos, 7.750%, 11/23/2034, (MXN)	22,093,930
122,940,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	6,490,953
655,710,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	32,024,924
213,060,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	5,227,644
779,595,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	19,373,634
23,185,000	U.K. Gilts, 4.500%, 3/07/2035, (GBP)	31,838,927
89,295,000	U.S. Treasury Notes, 3.750%, 4/30/2027	89,281,048
188,340,000	U.S. Treasury Notes, 4.000%, 3/31/2030(h)	190,090,974
5,425,000	U.S. Treasury Notes, 4.500%, 5/31/2029	5,572,916
293,070,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	7,301,807
283,105,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	7,478,098
		442,708,968
	Wirelines — 0.3%
7,065,000	AT&T, Inc., 5.375%, 8/15/2035	7,193,960
	Total Non-Convertible Bonds (Identified Cost $2,111,322,509)	1,903,549,870

Convertible Bonds — 1.5%
	Brokerage — 0.0%
459,000	Coinbase Global, Inc., 0.250%, 4/01/2030	599,225
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — 0.4%
$9,171,509	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	$10,799,452
	Consumer Cyclical Services — 0.1%
667,000	DoorDash, Inc., Zero Coupon, 0.000%, 5/15/2030(a)(i)	722,598
675,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	962,888
		1,685,486
	Diversified Manufacturing — 0.1%
501,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	600,148
303,000	Bloom Energy Corp., 3.000%, 6/01/2028	448,137
496,000	Itron, Inc., 1.375%, 7/15/2030	589,744
		1,638,029
	Electric — 0.0%
987,000	Evergy, Inc., 4.500%, 12/15/2027	1,154,296
328,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	355,224
		1,509,520
	Financial Other — 0.0%
103,296	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–34.161%, 9/30/2028(g)	1,705
	Food & Beverage — 0.0%
1,140,000	Post Holdings, Inc., 2.500%, 8/15/2027	1,301,310
	Independent Energy — 0.1%
898,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	936,165
248,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	597,804
		1,533,969
	Industrial Other — 0.1%
732,000	Fluor Corp., 1.125%, 8/15/2029	960,384
337,000	Granite Construction, Inc., 3.750%, 5/15/2028	699,780
		1,660,164
	Leisure — 0.1%
616,000	Carnival Corp., 5.750%, 12/01/2027	1,354,892
1,445,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	1,545,247
		2,900,139
	Media Entertainment — 0.1%
667,000	Sea Ltd., 2.375%, 12/01/2025	1,184,782
277,000	Spotify USA, Inc., Zero Coupon, 0.000%, 3/15/2026(i)	419,627
		1,604,409
	Pharmaceuticals — 0.0%
892,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	945,520
	Retailers — 0.0%
388,000	Freshpet, Inc., 3.000%, 4/01/2028	481,896
	Technology — 0.5%
1,200,000	CyberArk Software Ltd., Zero Coupon, 0.000%, 6/15/2030(a)(i)	1,233,000
1,970,000	Datadog, Inc., Zero Coupon, 0.000%, 12/01/2029(a)(i)	1,882,335
1,123,000	Global Payments, Inc., 1.500%, 3/01/2031	1,002,839
780,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	919,620
303,000	InterDigital, Inc., 3.500%, 6/01/2027	882,487
643,000	Nutanix, Inc., 0.250%, 10/01/2027	904,701
1,311,000	Parsons Corp., 2.625%, 3/01/2029	1,393,593
995,000	Rubrik, Inc., Zero Coupon, 0.000%, 6/15/2030(a)(i)	1,041,641
See accompanying notes to financial statements.
47 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$345,000	Seagate HDD Cayman, 3.500%, 6/01/2028	$620,482
743,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(i)	1,156,108
460,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	565,340
486,000	Vertex, Inc., 0.750%, 5/01/2029	581,022
1,215,000	Wolfspeed, Inc., 0.250%, 2/15/2028(e)	300,713
2,350,000	Wolfspeed, Inc., 1.875%, 12/01/2029(e)	581,625
		13,065,506
	Total Convertible Bonds (Identified Cost $40,059,152)	39,726,330

Municipals — 0.9%
	Virginia — 0.9%
28,335,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $28,332,706)	22,297,208
	Total Bonds and Notes (Identified Cost $2,179,714,367)	1,965,573,408

Senior Loans — 8.0%
	Brokerage — 0.4%
1,266,817	Citadel Securities LP, 2024 First Lien Term Loan, 10/31/2031(j)	1,271,416
9,394,131	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.327%, 4/07/2028(b)(k)	9,398,076
		10,669,492
	Cable Satellite — 0.1%
1,432,989	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.812%, 1/18/2028(b)(k)	1,411,508
	Construction Machinery — 0.1%
1,075,000	Herc Holdings, Inc., Term Loan B, 6/02/2032(j)	1,078,139
927,675	Terex Corp., 2024 Term Loan B, 10/08/2031(j)	932,220
		2,010,359
	Consumer Cyclical Services — 0.3%
7,494,527	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.827%, 11/14/2030(b)(k)	7,501,572
	Diversified Manufacturing — 0.2%
6,421,912	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.069%, 6/13/2031(b)(k)	6,397,830
	Electric — 0.1%
1,563,128	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.030%, 4/16/2031(b)(k)	1,565,082
	Financial Other — 0.3%
9,005,000	Gryphon Debt Merger Sub, Inc., Term Loan B, 6/18/2032(j)	8,997,526
	Gaming — 0.2%
3,106,348	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.046%, 11/30/2030(b)(k)	3,094,699
Principal Amount (‡)	Description	Value (†)

	Gaming — continued
$1,675,000	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.296%, 6/04/2032(b)(k)	$1,672,906
648,462	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.564%, 4/14/2029(b)(k)	648,138
		5,415,743
	Healthcare — 0.8%
1,653,364	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 8.327%, 9/29/2028(b)(k)	1,651,297
13,555,610	Bausch & Lomb Corp., 2025 Term Loan B, 12/17/2030(j)	13,564,151
1,172,048	DaVita, Inc., 2024 Extended Term Loan B1, 5/09/2031(j)	1,177,767
348,816	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(l)	349,151
61,402	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.827%, 10/23/2031(b)(k)	61,461
3,179,254	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.827%, 10/23/2031(b)(k)	3,182,306
		19,986,133
	Leisure — 0.3%
946,074	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.312%, 8/08/2027(b)(k)	945,185
6,114,202	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.312%, 10/18/2028(b)(k)	6,108,454
1,485,000	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 5/01/2031(b)(k)	1,485,000
		8,538,639
	Lodging — 0.6%
4,583,402	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.069%, 11/08/2030(b)	4,597,015
121,349	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 8/02/2028(b)(k)	121,217
11,988,462	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 1/17/2031(b)(k)	11,967,002
		16,685,234
	Paper — 0.3%
6,809,265	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.077%, 5/23/2031(b)	6,814,236
	Property & Casualty Insurance — 1.7%
10,823,313	Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD SOFR + 2.750%, 7.072%, 9/19/2031(b)(k)	10,824,504
13,349,293	Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 7.327%, 12/29/2031(b)(k)	13,344,487
13,875,225	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.983%, 2/15/2031(b)(k)	13,753,817
3,657,975	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.770%, 6/20/2030(b)(k)	3,668,108
See accompanying notes to financial statements.
| 48

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$943,260	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.577%, 9/15/2031(b)(k)	$941,685
1,734,409	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.046%, 5/06/2031(b)(k)	1,734,044
		44,266,645
	Technology — 2.5%
1,270,930	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 6.068%, 10/24/2030(b)(k)	1,275,696
19,214,357	First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.577%, 10/31/2031(b)(k)	19,208,400
13,502,150	Fortress Intermediate 3, Inc., 2025 Term Loan B, 6/27/2031(j)	13,519,028
13,468,225	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.500%, 7.827%, 6/27/2031(b)(k)	13,485,060
5,171,201	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.577%, 3/20/2032(b)(k)	5,188,990
12,610,840	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.077%, 6/24/2031(b)(k)	12,620,929
		65,298,103
	Wireless — 0.1%
2,947,117	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.080%, 1/25/2031(b)(k)	2,949,711
	Total Senior Loans (Identified Cost $208,445,542)	208,507,813

Shares
Common Stocks— 6.3%
	Aerospace & Defense — 0.2%
12,522	Lockheed Martin Corp.	5,799,439
	Air Freight & Logistics — 0.2%
49,761	United Parcel Service, Inc., Class B	5,022,875
	Biotechnology — 0.5%
23,888	AbbVie, Inc.	4,434,091
110,189	BioMarin Pharmaceutical, Inc.(f)	6,057,089
24,308	Gilead Sciences, Inc.	2,695,028
		13,186,208
	Capital Markets — 0.4%
1,232	BlackRock, Inc.	1,292,676
12,409	CME Group, Inc.	3,420,169
32,635	Morgan Stanley	4,596,966
		9,309,811
	Chemicals — 0.1%
3,091	Linde PLC	1,450,235
	Construction Materials — 0.2%
940,337	Cemex SAB de CV, ADR	6,516,535
	Consumer Staples Distribution & Retail — 0.1%
2,705	Costco Wholesale Corp.	2,677,788
Shares	Description	Value (†)
	Containers & Packaging — 0.2%
26,437	Packaging Corp. of America	$4,982,053
	Diversified REITs — 0.0%
3,292	NexPoint Diversified Real Estate Trust	13,793
	Electric Utilities — 0.2%
40,715	Duke Energy Corp.	4,804,370
	Electrical Equipment — 0.2%
31,793	Emerson Electric Co.	4,238,961
	Financial Services — 0.2%
7,254	Mastercard, Inc., Class A	4,076,313
	Ground Transportation — 0.1%
10,265	Union Pacific Corp.	2,361,771
	Health Care Equipment & Supplies — 0.1%
21,718	Abbott Laboratories	2,953,865
	Health Care Providers & Services — 0.4%
11,565	Elevance Health, Inc.	4,498,323
16,862	UnitedHealth Group, Inc.	5,260,438
		9,758,761
	Hotels, Restaurants & Leisure — 0.1%
5,966	Royal Caribbean Cruises Ltd.	1,868,193
	Household Products — 0.5%
43,544	Colgate-Palmolive Co.	3,958,149
37,785	Kimberly-Clark Corp.	4,871,242
22,271	Procter & Gamble Co.	3,548,216
		12,377,607
	Interactive Media & Services — 0.2%
34,444	Alphabet, Inc., Class A	6,070,066
	Life Sciences Tools & Services — 0.1%
6,951	Thermo Fisher Scientific, Inc.	2,818,352
	Machinery — 0.0%
1,394	Deere & Co.	708,835
	Media — 0.3%
1,317,588	Altice USA, Inc., Class A(f)	2,819,638
138,665	Comcast Corp., Class A	4,948,954
461,939	iHeartMedia, Inc., Class A(f)	813,013
37,332	Paramount Global, Class B	481,583
		9,063,188
	Oil, Gas & Consumable Fuels — 0.3%
9,229	Battalion Oil Corp.(f)	11,906
47,644	Exxon Mobil Corp.	5,136,023
62,021	Williams Cos., Inc.	3,895,539
		9,043,468
	Pharmaceuticals — 0.6%
72,646	Bristol-Myers Squibb Co.	3,362,783
25,233	Johnson & Johnson	3,854,341
See accompanying notes to financial statements.
49 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Shares	Description	Value (†)
	Pharmaceuticals — continued
90,605	Merck & Co., Inc.	$7,172,292
151,708	Teva Pharmaceutical Industries Ltd., ADR(f)	2,542,626
		16,932,042
	Real Estate Management & Development — 0.0%
288,943	China Aoyuan Group Ltd.(f)	4,437
723,818	Sunac China Holdings Ltd.(f)	132,381
		136,818
	Retail REITs — 0.1%
16,335	Simon Property Group, Inc.	2,626,015
	Semiconductors & Semiconductor Equipment — 0.3%
14,619	Broadcom, Inc.	4,029,727
18,960	QUALCOMM, Inc.	3,019,570
		7,049,297
	Software — 0.4%
9,269	Microsoft Corp.	4,610,493
23,335	Salesforce, Inc.	6,363,221
		10,973,714
	Specialty Retail — 0.2%
3,745	Home Depot, Inc.	1,373,067
24,877	TJX Cos., Inc.	3,072,061
		4,445,128
	Technology Hardware, Storage & Peripherals — 0.1%
17,850	Apple, Inc.	3,662,285
23,768	IQOR US, Inc.(f)	27,737
		3,690,022
	Total Common Stocks (Identified Cost $202,817,903)	164,955,523

Principal Amount (‡)
Equity-Linked Notes — 2.9%
$4,129,249	Barclays Bank PLC, (Parker-Hannifin Corp.), 10.770%, 3/23/2026(a)	4,256,612
3,299,637	Barclays Bank PLC, (W.W. Grainger, Inc.), 12.270%, 11/14/2025(a)	3,347,819
4,182,887	Barclays Bank PLC, (FedEx Corp.), 13.420%, 1/29/2026(a)	3,845,173
3,320,393	Barclays Bank PLC, (ServiceNow, Inc.), 13.610%, 3/09/2026(a)	3,366,431
1,283,356	Barclays Bank PLC, (Cheniere Energy, Inc.), 14.470%, 1/16/2026(a)	1,302,377
2,673,784	Barclays Bank PLC, (Meta Platforms, Inc.), 14.920%, 4/07/2026(a)	2,861,286
3,042,842	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	3,402,225
3,735,009	BNP Paribas Issuance BV, (McDonald's Corp.), 11.600%, 11/24/2025(a)	3,616,230
3,404,634	BNP Paribas Issuance BV, (Caterpillar, Inc.), 12.410%, 3/19/2026(a)	3,603,605
4,254,050	BNP Paribas Issuance BV, (Amazon.com, Inc.), 12.420%, 3/12/2026(a)	4,292,707
4,072,817	BNP Paribas Issuance BV, (American Express Co.), 12.710%, 3/26/2026(a)	4,361,109
1,267,413	BNP Paribas Issuance BV, (Yum! Brands, Inc.), 12.760%, 8/01/2025(a)	1,271,943
Principal Amount (‡)	Description	Value (†)
$1,279,990	BNP Paribas Issuance BV, (Goldman Sachs Group, Inc.), 18.240%, 11/03/2025(a)	$1,362,149
4,163,043	BNP Paribas Issuance BV, (Progressive Corp.), 11.150%, 8/15/2025(a)	4,300,021
4,181,323	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 11.830%, 2/11/2026(a)	3,918,288
4,030,023	Citigroup Global Markets Holdings, Inc., (Eli Lilly and Co.), 17.150%, 10/02/2025(a)	3,728,162
3,235,487	Citigroup Global Markets Holdings, Inc., (KLA Corp.), 20.670%, 10/15/2025(a)	3,442,602
4,050,947	GS Finance Corp., MTN, (Pfizer, Inc.), 12.800%, 3/30/2026(a)	3,894,231
3,309,970	GS Finance Corp., MTN, (Booking Holdings, Inc.), 14.400%, 8/25/2025(a)	3,447,059
4,090,127	JPMorgan Chase Bank NA, (Dominion Energy, Inc.), 12.280%, 4/06/2026(a)	4,144,139
2,569,865	JPMorgan Chase Bank NA, (T-Mobile U.S., Inc.), 14.920%, 12/10/2025(a)	2,561,759
3,877,046	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	4,285,859
1,273,088	JPMorgan Chase Bank NA, (Autodesk, Inc.), 18.960%, 9/18/2025(a)	1,319,798
	Total Equity-Linked Notes (Identified Cost $74,726,980)	75,931,584

Collateralized Loan Obligations — 1.9%
6,730,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.631%, 10/20/2031(a)(b)	6,738,244
4,955,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD SOFR + 3.112%, 7.381%, 7/20/2034(a)(b)	4,973,125
1,245,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD SOFR + 3.362%, 7.618%, 7/15/2034(a)(b)	1,249,430
2,675,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.518%, 10/15/2034(a)(b)	2,679,577
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D1R, 3 mo. USD SOFR + 2.750%, 7.006%, 1/15/2038(a)(b)	3,102,174
4,775,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD SOFR + 3.682%, 7.951%, 7/20/2034(a)(b)	4,785,944
2,885,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.070%, 4/20/2037(a)(b)	2,904,973
4,390,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.622%, 4/22/2034(a)(b)	4,303,789
2,965,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD SOFR + 3.262%, 7.531%, 4/20/2031(a)(b)	2,938,760
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.579%, 7/23/2037(a)(b)	994,950
12,510,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 10.568%, 10/15/2034(a)(b)	12,510,000
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 8.281%, 10/20/2034(a)(b)	1,531,836
	Total Collateralized Loan Obligations (Identified Cost $48,741,250)	48,712,802
See accompanying notes to financial statements.
| 50

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)

Shares	Description	Value (†)
Preferred Stocks — 0.7%

Convertible Preferred Stocks — 0.3%
	Aerospace & Defense — 0.2%
75,641	Boeing Co., 6.000%	$5,143,588
	Brokerage — 0.0%
10,550	Apollo Global Management, Inc., 6.750%	789,668
	Electric — 0.1%
25,390	PG&E Corp., Series A, 6.000%	954,664
	Total Convertible Preferred Stocks (Identified Cost $5,824,570)	6,887,920

Non-Convertible Preferred Stocks — 0.4%
	Home Construction — 0.1%
208,246	Hovnanian Enterprises, Inc., 7.625%	3,429,811
	Office REITs — 0.3%
1,596	Highwoods Properties, Inc., Series A, 8.625%(m)	1,598,206
115,797	Prologis, Inc., Series Q, 8.540%	6,369,993
		7,968,199
	Total Non-Convertible Preferred Stocks (Identified Cost $8,314,041)	11,398,010
	Total Preferred Stocks (Identified Cost $14,138,611)	18,285,930

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 4.8%
$106,113,455	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $106,122,003 on 7/01/2025 collateralized by $64,627,700 U.S. Treasury Note, 4.000% due 12/15/2027 valued at $65,142,626; $42,451,300 U.S. Treasury Note, 4.125% due 10/31/2027 valued at $43,093,121 including accrued interest (Note 2 of Notes to Financial Statements)	$106,113,455
19,725,000	U.S. Treasury Bills, 4.106%, 12/26/2025(n)	19,324,155
	Total Short-Term Investments (Identified Cost $125,437,951)	125,437,610
	Total Investments — 99.8% (Identified Cost $2,854,022,604)	2,607,404,670
	Other assets less liabilities — 0.2%	6,292,570
	Net Assets — 100.0%	$2,613,697,240
Written Options — (0.0%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.0%)
CBOT 5 Year U.S. Treasury Notes, Call	7/25/2025	109.25	(1,500,000)	$(163,500,000)	$(442,178)	$(515,625)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of
Rule 144A holdings amounted to $1,084,436,960 or 41.5% of net assets.

(b)
Variable rate security. Rate as of June 30, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(l)
Unfunded loan commitment. An unfunded loan commitment is a
contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of
Notes to Financial Statements.

(m)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

MTN	Medium Term Note
PIK	Payment-in-Kind
See accompanying notes to financial statements.
51 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/17/2025	EUR	S	8,149,000	$9,356,315	$9,647,943	$(291,628)
At June 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2025	2,374	$491,596,423	$493,847,642	$2,251,219
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2025	16,086	1,736,294,554	1,753,374,000	17,079,446
Total					$19,330,665
At June 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	9/19/2025	414	$46,367,116	$47,804,062	$(1,436,946)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/19/2025	660	76,182,127	78,622,500	(2,440,373)
Ultra 10 Year U.S. Treasury Notes Futures	9/19/2025	3,654	408,756,297	417,526,594	(8,770,297)
Total					$(12,647,616)
See accompanying notes to financial statements.
| 52

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
ASSETS
Investments at cost	$86,076,525	$15,754,619,955	$886,764,528	$2,854,022,604
Net unrealized appreciation (depreciation)	(7,425,614)	175,025,557	(58,802,190)	(246,617,934)
Investments at value	78,650,911	15,929,645,512	827,962,338	2,607,404,670
Cash	898,845	10,179,205	1,986,087	9,323,184
Due from brokers (Note 2)	—	—	11,415,000	10,410,000
Foreign currency at value (identified cost $285, $1,778, $5,173,031 and $1,061, respectively)	310	1,972	5,264,292	1,074
Receivable for Fund shares sold	1,053,432	30,221,720	1,357,895	28,803,208
Receivable from investment adviser (Note 6)	15,007	—	—	—
Receivable for securities sold	571,150	13,391,170	910,484	8,104,149
Dividends and interest receivable	1,118,326	157,310,454	9,415,709	32,945,120
Tax reclaims receivable	—	—	—	41,772
Receivable for variation margin on futures contracts (Note 2)	—	6,533,927	—	—
Prepaid expenses	288	288	288	288
TOTAL ASSETS	82,308,269	16,147,284,248	858,312,093	2,697,033,465
LIABILITIES
Options written, at value (premiums received $0, $0, $155,739 and $442,178, respectively) (Note 2)	—	—	184,639	515,625
Payable for securities purchased	2,978,991	180,101,156	12,540,034	76,659,202
Unfunded loan commitments (Note 2)	63,361	—	—	348,816
Payable for Fund shares redeemed	552	13,254,817	1,338,972	1,408,910
Payable for variation margin on centrally cleared swap agreements (Note 2)	—	—	14,786	—
Payable for variation margin on futures contracts (Note 2)	11,345	—	373,352	804,502
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	334,737	291,628
Management fees payable (Note 6)	—	4,454,994	353,817	974,275
Deferred Trustees’ fees (Note 6)	216,283	1,363,849	350,168	1,963,178
Administrative fees payable (Note 6)	2,755	557,337	29,562	90,616
Payable to distributor (Note 6d)	221	118,445	5,733	26,694
Audit and tax services fees payable	31,642	38,508	52,642	37,527
Other accounts payable and accrued expenses	38,004	980,681	74,583	215,252
TOTAL LIABILITIES	3,343,154	200,869,787	15,653,025	83,336,225
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$78,965,115	$15,946,414,461	$842,659,068	$2,613,697,240
NET ASSETS CONSIST OF:
Paid-in capital	$112,447,524	$16,431,699,327	$986,279,920	$3,445,532,979
Accumulated loss	(33,482,409)	(485,284,866)	(143,620,852)	(831,835,739)
NET ASSETS	$78,965,115	$15,946,414,461	$842,659,068	$2,613,697,240
See accompanying notes to financial statements.
53 |

Statements of Assets and Liabilities (continued)
June 30, 2025 (Unaudited)
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$15,911,768	$747,345,976	$16,415,071	$827,832,670
Shares of beneficial interest	4,358,116	75,841,309	1,684,195	67,014,087
Net asset value and redemption price per share	$3.65	$9.85	$9.75	$12.35
Offering price per share (100/95.75 of net asset value) (Note 1)	$3.81	$10.29	$10.18	$12.90
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$424,940	$78,462,799	$2,306,852	$23,743,962
Shares of beneficial interest	115,660	8,080,853	237,185	1,893,842
Net asset value and offering price per share	$3.67	$9.71	$9.73	$12.54
Class N shares:
Net assets	$33,409,171	$3,187,243,513	$131,689,121	$64,650,113
Shares of beneficial interest	9,135,476	323,435,647	13,554,187	5,240,042
Net asset value, offering and redemption price per share	$3.66	$9.85	$9.72	$12.34
Class Y shares:
Net assets	$29,219,236	$11,841,497,821	$692,248,024	$1,636,607,853
Shares of beneficial interest	8,014,410	1,200,765,392	71,292,457	132,710,030
Net asset value, offering and redemption price per share	$3.65	$9.86	$9.71	$12.33
Admin Class shares:
Net assets	$—	$91,864,352	$—	$60,862,642
Shares of beneficial interest	—	9,353,321	—	4,949,679
Net asset value, offering and redemption price per share	$—	$9.82	$—	$12.30

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 54

Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
INVESTMENT INCOME
Interest	$2,426,209	$409,423,299	$22,057,852	$84,210,103
Dividends	6,686	579,488	120,628	2,475,654
Less net foreign taxes withheld	—	—	(663)	(3,541)
	2,432,895	410,002,787	22,177,817	86,682,216
Expenses
Management fees (Note 6)	187,181	30,550,569	2,146,783	7,650,995
Service and distribution fees (Note 6)	22,887	1,558,982	31,198	1,302,204
Administrative fees (Note 6)	14,755	3,316,514	155,172	570,498
Trustees' fees and expenses (Note 6)	8,276	260,951	19,334	35,805
Transfer agent fees and expenses (Notes 6, 7 and 8)	17,892	5,256,355	230,772	1,169,486
Audit and tax services fees	29,345	36,320	48,716	35,243
Custodian fees and expenses	27,173	262,839	51,355	84,268
Legal fees	1,537	409,306	15,933	72,034
Registration fees	45,382	339,887	54,113	87,044
Shareholder reporting expenses	11,161	561,699	17,293	81,831
Miscellaneous expenses	22,686	259,006	27,934	55,180
Total expenses	388,275	42,812,428	2,798,603	11,144,588
Less waiver and/or expense reimbursement (Note 6)	(132,089)	(4,416,450)	(178,727)	(1,039,441)
Less expense offset (Note 8)	(1,055)	(100,430)	(8,033)	(16,831)
Net expenses	255,131	38,295,548	2,611,843	10,088,316
Net investment income	2,177,764	371,707,239	19,565,974	76,593,900
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written, Swap agreements, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	414,301	(10,078,369)	(4,952,988)	5,257,218
Futures contracts	37,268	(153,008,764)	3,293,484	11,781,525
Options written	—	—	2,488,723	5,527,849
Swap agreements	—	—	1,041,508	—
Forward foreign currency contracts (Note 2d)	—	—	(515,376)	(642,875)
Foreign currency transactions (Note 2c)	—	—	(42,051)	(421,919)
Net change in unrealized appreciation (depreciation) on:
Investments	669,735	281,658,544	13,688,328	35,259,223
Futures contracts	(54,468)	104,719,455	(1,265,378)	7,084,431
Options written	—	—	(33,923)	(73,447)
Swap agreements	—	—	(58,793)	—
Forward foreign currency contracts (Note 2d)	—	—	(880,791)	(435,445)
Foreign currency translations (Note 2c)	37	234	338,046	100,113
Net realized and unrealized gain on Investments, Futures contracts, Options written, Swap agreements, Forward foreign currency contracts and Foreign currency transactions	1,066,873	223,291,100	13,100,789	63,436,673
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,244,637	$594,998,339	$32,666,763	$140,030,573
See accompanying notes to financial statements.
55 |

Statements of Changes in Net Assets

	High Income Fund		Investment Grade Bond Fund
	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024
FROM OPERATIONS:
Net investment income	$2,177,764	$2,979,519	$371,707,239	$611,654,981
Net realized gain (loss) on investments, futures contracts and swap agreements	451,569	(2,375,177)	(163,087,133)	(217,038,678)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency translations	615,304	3,037,411	386,378,233	(72,968,568)
Net increase in net assets resulting from operations	3,244,637	3,641,753	594,998,339	321,647,735
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(503,580)	(1,151,151)	(17,111,226)	(34,358,506)
Class C	(13,887)	(39,685)	(1,496,486)	(2,856,483)
Class N	(806,907)	(195,255)	(72,431,436)	(104,156,907)
Class Y	(885,558)	(1,924,932)	(274,170,119)	(474,308,923)
Admin Class	—	—	(1,974,631)	(4,261,399)
Total distributions	(2,209,932)	(3,311,023)	(367,183,898)	(619,942,218)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	13,735,505	18,757,191	788,335,238	4,859,680,339
Net increase in net assets	14,770,210	19,087,921	1,016,149,679	4,561,385,856
NET ASSETS
Beginning of the period	64,194,905	45,106,984	14,930,264,782	10,368,878,926
End of the period	$78,965,115	$64,194,905	$15,946,414,461	$14,930,264,782
See accompanying notes to financial statements.
| 56

Statements of Changes in Net Assets (continued)

	Strategic Alpha Fund		Strategic Income Fund
	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024
FROM OPERATIONS:
Net investment income	$19,565,974	$32,695,584	$76,593,900	$149,921,619
Net realized gain (loss) on investments, futures contracts, swap agreements, written options, forward foreign currency contracts and foreign currency transactions	1,313,300	(23,343,709)	21,501,798	(100,130,528)
Net change in unrealized appreciation on investments, futures contracts, swap agreements, written options, forward foreign currency contracts and foreign currency translations	11,787,489	35,330,916	41,934,875	136,484,510
Net increase in net assets resulting from operations	32,666,763	44,682,791	140,030,573	186,275,601
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(366,003)	(892,598)	(22,378,684)	(49,985,545)
Class C	(42,607)	(111,306)	(572,636)	(1,397,075)
Class N	(3,060,751)	(6,128,393)	(3,177,915)	(12,752,470)
Class Y	(14,588,691)	(25,225,531)	(45,821,837)	(95,307,874)
Admin Class	—	—	(1,571,602)	(3,431,765)
Total distributions	(18,058,052)	(32,357,828)	(73,522,674)	(162,874,729)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	230,613,663	(17,315,473)	(214,963,765)	(114,672,193)
Net increase (decrease) in net assets	245,222,374	(4,990,510)	(148,455,866)	(91,271,321)
NET ASSETS
Beginning of the period	597,436,694	602,427,204	2,762,153,106	2,853,424,427
End of the period	$842,659,068	$597,436,694	$2,613,697,240	$2,762,153,106
See accompanying notes to financial statements.
57 |

Financial Highlights
For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$3.61	$3.55	$3.50	$4.29	$4.35	$4.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.23	0.21	0.19	0.17	0.20
Net realized and unrealized gain (loss)	0.04	0.08	0.11	(0.77)	(0.05)	0.12 (b)
Total from Investment Operations	0.15	0.31	0.32	(0.58)	0.12	0.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.25)	(0.27)	(0.21)	(0.18)	(0.22)
Net asset value, end of the period	$3.65	$3.61	$3.55	$3.50	$4.29	$4.35
Total return(c)(d)	4.28%(e)	9.08%	9.53%	(13.66)%	2.87%	8.16%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$15,912	$16,770	$16,031	$19,108	$20,470	$41,547
Net expenses(f)	0.95%(g)	0.95%	0.98%(h)	1.00%	1.00%	1.00%
Gross expenses	1.35%(g)	1.51%	1.40%	1.18%	1.19%	1.22%
Net investment income	6.17%(g)	6.54%	6.10%	5.13%	3.83%	4.91%
Portfolio turnover rate	48%	106%	40%	53%	67%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2023, the expense limit decreased from 1.00% to 0.95%.
See accompanying notes to financial statements.
| 58

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$3.63	$3.57	$3.51	$4.31	$4.37	$4.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.21	0.19	0.16	0.14	0.17
Net realized and unrealized gain (loss)	0.04	0.07	0.11	(0.78)	(0.05)	0.12 (b)
Total from Investment Operations	0.14	0.28	0.30	(0.62)	0.09	0.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.22)	(0.24)	(0.18)	(0.15)	(0.19)
Net asset value, end of the period	$3.67	$3.63	$3.57	$3.51	$4.31	$4.37
Total return(c)(d)	3.86%(e)	8.19%	8.94%	(14.50)%	2.07%	7.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$425	$558	$754	$1,182	$1,795	$2,933
Net expenses(f)	1.70%(g)	1.70%	1.73%(h)	1.75%	1.75%	1.75%
Gross expenses	2.10%(g)	2.26%	2.15%	1.93%	1.94%	1.97%
Net investment income	5.41%(g)	5.85%	5.28%	4.34%	3.14%	4.24%
Portfolio turnover rate	48%	106%	40%	53%	67%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2023, the expense limit decreased from 1.75% to 1.70%.
See accompanying notes to financial statements.
59 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$3.61	$3.55	$3.50	$4.29	$4.36	$4.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.22	0.23	0.20	0.18	0.21
Net realized and unrealized gain (loss)	0.05	0.10	0.10	(0.77)	(0.05)	0.14 (b)
Total from Investment Operations	0.17	0.32	0.33	(0.57)	0.13	0.35
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.26)	(0.28)	(0.22)	(0.20)	(0.24)
Net asset value, end of the period	$3.66	$3.61	$3.55	$3.50	$4.29	$4.36
Total return(c)	4.43%(d)	9.40%	9.85%	(13.40)%	2.95%	8.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$33,409	$19,912	$173	$132	$105	$14,783
Net expenses(e)	0.65%(f)	0.65%	0.67%(g)	0.70%	0.70%	0.70%
Gross expenses	1.03%(f)	1.31%	1.82%	1.80%	0.86%	0.88%
Net investment income	6.53%(f)	6.35%	6.47%	5.46%	4.10%	5.28%
Portfolio turnover rate	48%	106%	40%	53%	67%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2023, the expense limit decreased from 0.70% to 0.65%.
See accompanying notes to financial statements.
| 60

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$3.60	$3.55	$3.49	$4.28	$4.34	$4.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.24	0.22	0.20	0.18	0.22
Net realized and unrealized gain (loss)	0.06	0.07	0.12	(0.77)	(0.05)	0.10 (b)
Total from Investment Operations	0.17	0.31	0.34	(0.57)	0.13	0.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.26)	(0.28)	(0.22)	(0.19)	(0.23)
Net asset value, end of the period	$3.65	$3.60	$3.55	$3.49	$4.28	$4.34
Total return(c)	4.41%(d)	9.05%	10.13%	(13.47)%	3.15%	8.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$29,219	$26,955	$28,150	$97,059	$104,957	$53,456
Net expenses(e)	0.70%(f)	0.70%	0.73%(g)	0.75%	0.75%	0.75%
Gross expenses	1.10%(f)	1.26%	1.16%	0.93%	0.95%	0.98%
Net investment income	6.44%(f)	6.80%	6.17%	5.39%	4.16%	5.32%
Portfolio turnover rate	48%	106%	40%	53%	67%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2023, the expense limit decreased from 0.75% to 0.70%.
See accompanying notes to financial statements.
61 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.71	$9.92	$9.63	$11.22	$11.65	$11.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.45	0.39	0.28	0.26	0.32
Net realized and unrealized gain (loss)	0.14	(0.21)	0.30	(1.58)	(0.26)	0.94
Total from Investment Operations	0.36	0.24	0.69	(1.30)	0.00 (b)	1.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.45)	(0.40)	(0.28)	(0.26)	(0.32)
Net realized capital gains	—	—	—	(0.01)	(0.17)	(0.62)
Total Distributions	(0.22)	(0.45)	(0.40)	(0.29)	(0.43)	(0.94)
Net asset value, end of the period	$9.85	$9.71	$9.92	$9.63	$11.22	$11.65
Total return(c)(d)	3.75%(e)	2.44%	7.34%	(11.62)%	0.07%	11.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$747,346	$776,083	$717,999	$641,311	$793,271	$872,976
Net expenses(f)	0.74%(g)	0.74%	0.74%	0.75%(h)	0.75%	0.76%(i)
Gross expenses	0.81%(g)	0.81%	0.81%	0.80%	0.79%	0.80%
Net investment income	4.61%(g)	4.55%	4.04%	2.71%	2.24%	2.73%
Portfolio turnover rate	34%	39%	25%	31%	27%	70%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
(i)	Effective July 1, 2020, the expense limit decreased from 0.76% to 0.75%.
See accompanying notes to financial statements.
| 62

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.57	$9.78	$9.51	$11.07	$11.51	$11.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.37	0.31	0.20	0.17	0.23
Net realized and unrealized gain (loss)	0.15	(0.20)	0.29	(1.55)	(0.26)	0.93
Total from Investment Operations	0.33	0.17	0.60	(1.35)	(0.09)	1.16
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.38)	(0.33)	(0.20)	(0.18)	(0.23)
Net realized capital gains	—	—	—	(0.01)	(0.17)	(0.62)
Total Distributions	(0.19)	(0.38)	(0.33)	(0.21)	(0.35)	(0.85)
Net asset value, end of the period	$9.71	$9.57	$9.78	$9.51	$11.07	$11.51
Total return(b)(c)	3.43%(d)	1.71%	6.43%	(12.26)%	(0.70)%	10.61%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$78,463	$78,152	$68,821	$56,520	$80,099	$132,606
Net expenses(e)	1.49%(f)	1.49%	1.49%	1.50%(g)	1.50%	1.51%(h)
Gross expenses	1.56%(f)	1.56%	1.56%	1.55%	1.54%	1.55%
Net investment income	3.87%(f)	3.80%	3.29%	1.94%	1.50%	2.01%
Portfolio turnover rate	34%	39%	25%	31%	27%	70%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.51% to 1.50%.
See accompanying notes to financial statements.
63 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.71	$9.92	$9.64	$11.22	$11.65	$11.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.48	0.42	0.31	0.29	0.35
Net realized and unrealized gain (loss)	0.13	(0.21)	0.29	(1.57)	(0.25)	0.94
Total from Investment Operations	0.37	0.27	0.71	(1.26)	0.04	1.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.48)	(0.43)	(0.31)	(0.30)	(0.35)
Net realized capital gains	—	—	—	(0.01)	(0.17)	(0.62)
Total Distributions	(0.23)	(0.48)	(0.43)	(0.32)	(0.47)	(0.97)
Net asset value, end of the period	$9.85	$9.71	$9.92	$9.64	$11.22	$11.65
Total return(b)	3.90%(c)	2.74%	7.55%	(11.26)%	0.37%	11.74%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,187,244	$2,763,066	$1,496,893	$1,348,621	$1,473,020	$1,188,772
Net expenses(d)	0.44%(e)	0.44%	0.44%	0.45%(f)	0.45%	0.46%(g)
Gross expenses	0.47%(e)	0.48%	0.47%	0.47%	0.47%	0.47%
Net investment income	4.93%(e)	4.86%	4.32%	3.02%	2.53%	3.04%
Portfolio turnover rate	34%	39%	25%	31%	27%	70%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.46% to 0.45%.
See accompanying notes to financial statements.
| 64

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class Y
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.72	$9.92	$9.64	$11.22	$11.66	$11.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.47	0.42	0.30	0.29	0.35
Net realized and unrealized gain (loss)	0.13	(0.20)	0.28	(1.56)	(0.27)	0.94
Total from Investment Operations	0.37	0.27	0.70	(1.26)	0.02	1.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.47)	(0.42)	(0.31)	(0.29)	(0.35)
Net realized capital gains	—	—	—	(0.01)	(0.17)	(0.62)
Total Distributions	(0.23)	(0.47)	(0.42)	(0.32)	(0.46)	(0.97)
Net asset value, end of the period	$9.86	$9.72	$9.92	$9.64	$11.22	$11.66
Total return(b)	3.87%(c)	2.80%	7.50%	(11.31)%	0.24%	11.68%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$11,841,498	$11,221,966	$7,942,477	$4,833,608	$3,920,635	$3,704,948
Net expenses(d)	0.49%(e)	0.49%	0.49%	0.49%(f)	0.50%	0.51%(g)
Gross expenses	0.56%(e)	0.56%	0.56%	0.55%	0.54%	0.55%
Net investment income	4.87%(e)	4.80%	4.33%	3.01%	2.49%	2.98%
Portfolio turnover rate	34%	39%	25%	31%	27%	70%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.51% to 0.50%.
See accompanying notes to financial statements.
65 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Admin Class
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.68	$9.88	$9.60	$11.18	$11.62	$11.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.42	0.36	0.25	0.23	0.29
Net realized and unrealized gain (loss)	0.14	(0.20)	0.29	(1.56)	(0.26)	0.94
Total from Investment Operations	0.35	0.22	0.65	(1.31)	(0.03)	1.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.42)	(0.37)	(0.26)	(0.24)	(0.29)
Net realized capital gains	—	—	—	(0.01)	(0.17)	(0.62)
Total Distributions	(0.21)	(0.42)	(0.37)	(0.27)	(0.41)	(0.91)
Net asset value, end of the period	$9.82	$9.68	$9.88	$9.60	$11.18	$11.62
Total return(b)	3.63%(c)	2.28%	6.99%	(11.80)%	(0.26)%	11.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$91,864	$90,999	$142,689	$122,710	$139,169	$125,460
Net expenses(d)	0.99%(e)	0.99%	0.99%	1.00%(f)	1.00%	1.01%(g)
Gross expenses	1.06%(e)	1.06%	1.06%	1.05%	1.04%	1.05%
Net investment income	4.37%(e)	4.27%	3.79%	2.47%	1.98%	2.48%
Portfolio turnover rate	34%	39%	25%	31%	27%	70%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2022, the expense limit decreased from 1.00% to 0.99%.
(g)	Effective July 1, 2020, the expense limit decreased from 1.01% to 1.00%.
See accompanying notes to financial statements.
| 66

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.57	$9.34	$9.14	$10.34	$10.43	$9.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.52	0.42	0.34	0.26	0.28
Net realized and unrealized gain (loss)	0.15	0.22	0.27	(1.20)	(0.15)	0.67
Total from Investment Operations	0.40	0.74	0.69	(0.86)	0.11	0.95
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.51)	(0.49)	(0.34)	(0.20)	(0.21)
Net asset value, end of the period	$9.75	$9.57	$9.34	$9.14	$10.34	$10.43
Total return(b)	4.08%(c)(d)	8.10%(c)	7.70%(c)	(8.29)%	1.07%	9.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$16,415	$15,930	$17,891	$29,797	$41,765	$36,067
Net expenses	0.98%(e)(f)	0.99%(e)(g)	1.00%(e)	1.00%	0.97%	0.99%
Gross expenses	1.03%(f)	1.05%	1.03%	1.00%	0.97%	0.99%
Net investment income	5.20%(f)	5.47%	4.51%	3.59%	2.45%	2.81%
Portfolio turnover rate	31%	55%	38%	46%(h)	218%(h)	498%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2024, the expense limit decreased from 1.00% to 0.98%.
(h)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
See accompanying notes to financial statements.
67 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.55	$9.33	$9.13	$10.32	$10.40	$9.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.45	0.35	0.27	0.18	0.21
Net realized and unrealized gain (loss)	0.15	0.21	0.26	(1.19)	(0.15)	0.66
Total from Investment Operations	0.36	0.66	0.61	(0.92)	0.03	0.87
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.44)	(0.41)	(0.27)	(0.11)	(0.13)
Net asset value, end of the period	$9.73	$9.55	$9.33	$9.13	$10.32	$10.40
Total return(b)	3.71%(c)(d)	7.31%(c)	6.77%(c)	(8.90)%	0.30%	9.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,307	$2,134	$2,531	$3,309	$4,266	$8,962
Net expenses	1.73%(e)(f)	1.74%(e)(g)	1.75%(e)	1.75%	1.73%	1.74%
Gross expenses	1.78%(f)	1.80%	1.78%	1.75%	1.73%	1.74%
Net investment income	4.44%(f)	4.72%	3.81%	2.84%	1.68%	2.14%
Portfolio turnover rate	31%	55%	38%	46%(h)	218%(h)	498%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2024, the expense limit decreased from 1.75% to 1.73%.
(h)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
See accompanying notes to financial statements.
| 68

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.54	$9.32	$9.12	$10.32	$10.41	$9.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.55	0.44	0.37	0.29	0.31
Net realized and unrealized gain (loss)	0.15	0.21	0.27	(1.19)	(0.15)	0.67
Total from Investment Operations	0.41	0.76	0.71	(0.82)	0.14	0.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.54)	(0.51)	(0.38)	(0.23)	(0.24)
Net asset value, end of the period	$9.72	$9.54	$9.32	$9.12	$10.32	$10.41
Total return	4.24%(b)(c)	8.45%(b)	7.94%(b)	(8.00)%	1.38%	10.36%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$131,689	$119,054	$105,702	$164,264	$484,005	$527,494
Net expenses	0.68%(d)(e)	0.69%(d)(f)	0.70%(d)	0.69%	0.67%	0.68%
Gross expenses	0.71%(e)	0.73%	0.71%	0.69%	0.67%	0.68%
Net investment income	5.50%(e)	5.77%	4.83%	3.81%	2.74%	3.13%
Portfolio turnover rate	31%	55%	38%	46%(g)	218%(g)	498%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.70% to 0.68%.
(g)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
See accompanying notes to financial statements.
69 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class Y
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.53	$9.31	$9.12	$10.31	$10.41	$9.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.54	0.44	0.37	0.28	0.30
Net realized and unrealized gain (loss)	0.15	0.21	0.26	(1.19)	(0.15)	0.68
Total from Investment Operations	0.41	0.75	0.70	(0.82)	0.13	0.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.53)	(0.51)	(0.37)	(0.23)	(0.24)
Net asset value, end of the period	$9.71	$9.53	$9.31	$9.12	$10.31	$10.41
Total return	4.33%(b)(c)	8.29%(b)	7.90%(b)	(7.97)%	1.32%	10.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$692,248	$460,318	$476,304	$650,242	$930,815	$742,493
Net expenses	0.73%(d)(e)	0.74%(d)(f)	0.75%(d)	0.75%	0.72%	0.74%
Gross expenses	0.79%(e)	0.80%	0.78%	0.75%	0.72%	0.74%
Net investment income	5.47%(e)	5.72%	4.80%	3.83%	2.70%	3.05%
Portfolio turnover rate	31%	55%	38%	46%(g)	218%(g)	498%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.75% to 0.73%.
(g)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
See accompanying notes to financial statements.
| 70

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of period	$12.04	$11.92	$11.65	$14.19	$14.03	$13.58	$14.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.62	0.57	0.44	0.26	0.10	0.47
Net realized and unrealized gain (loss)	0.30	0.18	0.34	(2.24)	0.27	0.63	(0.66)
Total from Investment Operations	0.64	0.80	0.91	(1.80)	0.53	0.73	(0.19)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.68)	(0.64)	(0.74)	(0.37)	(0.16)	(0.45)
Net realized capital gains	—	—	—	—	—	(0.12)	(0.03)
Total Distributions	(0.33)	(0.68)	(0.64)	(0.74)	(0.37)	(0.28)	(0.48)
Net asset value, end of the period	$12.35	$12.04	$11.92	$11.65	$14.19	$14.03	$13.58
Total return(b)	5.38%(c)(d)	6.95%(c)	8.02%(c)	(12.80)%(c)	3.85%(c)	5.37%(d)	(1.39)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$827,833	$840,790	$946,579	$1,067,151	$1,512,939	$1,682,562	$1,683,547
Net expenses	0.92%(e)(f)	0.93%(e)(g)	0.94%(e)(h)	0.95%(e)(i)	0.96%(e)(j)	0.97%(f)	0.97%(k)
Gross expenses	1.00%(f)	1.00%	1.00%	0.98%	0.97%	0.97%(f)	0.97%
Net investment income	5.68%(f)	5.18%	4.89%	3.45%	1.85%	2.78%(f)	3.42%
Portfolio turnover rate	59%	81%	39%	23%	99%(l)	30%(m)	30%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2024, the expense limit decreased from 0.93% to 0.92%.
(h)	Effective July 1, 2023, the expense limit decreased from 0.94% to 0.93%.
(i)	Effective July 1, 2022, the expense limit decreased from 0.95% to 0.94%.
(j)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
(k)	Effective July 1, 2020, the expense limit decreased from 1.25% to 1.00%.
(l)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(m)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
71 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the period	$12.22	$12.08	$11.80	$14.36	$14.18	$13.72	$14.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.54	0.48	0.34	0.16	0.07	0.38
Net realized and unrealized gain (loss)	0.30	0.18	0.35	(2.26)	0.28	0.64	(0.68)
Total from Investment Operations	0.60	0.72	0.83	(1.92)	0.44	0.71	(0.30)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.58)	(0.55)	(0.64)	(0.26)	(0.13)	(0.34)
Net realized capital gains	—	—	—	—	—	(0.12)	(0.03)
Total Distributions	(0.28)	(0.58)	(0.55)	(0.64)	(0.26)	(0.25)	(0.37)
Net asset value, end of the period	$12.54	$12.22	$12.08	$11.80	$14.36	$14.18	$13.72
Total return(b)	4.92%(c)(d)	6.13%(c)	7.26%(c)	(13.48)%(c)	3.13%(c)	5.17%(d)	(2.18)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$23,744	$27,013	$34,212	$52,977	$120,091	$259,780	$277,896
Net expenses	1.67%(e)(f)	1.68%(e)(g)	1.69%(e)(h)	1.70%(e)(i)	1.71%(e)(j)	1.72%(f)	1.72%(k)
Gross expenses	1.75%(f)	1.75%	1.75%	1.73%	1.72%	1.72%(f)	1.72%
Net investment income	4.91%(f)	4.43%	4.09%	2.62%	1.12%	2.04%(f)	2.75%
Portfolio turnover rate	59%	81%	39%	23%	99%(l)	30%(m)	30%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2024, the expense limit decreased from 1.68% to 1.67%.
(h)	Effective July 1, 2023, the expense limit decreased from 1.69% to 1.68%.
(i)	Effective July 1, 2022, the expense limit decreased from 1.70% to 1.69%.
(j)	Effective July 1, 2021, the expense limit decreased from 1.75% to 1.70%.
(k)	Effective July 1, 2020, the expense limit decreased from 2.00% to 1.75%.
(l)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(m)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
| 72

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the period	$12.02	$11.90	$11.63	$14.17	$14.01	$13.57	$14.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.66	0.60	0.47	0.31	0.11	0.52
Net realized and unrealized gain (loss)	0.32	0.17	0.34	(2.23)	0.27	0.62	(0.66)
Total from Investment Operations	0.67	0.83	0.94	(1.76)	0.58	0.73	(0.14)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.71)	(0.67)	(0.78)	(0.42)	(0.17)	(0.50)
Net realized capital gains	—	—	—	—	—	(0.12)	(0.03)
Total Distributions	(0.35)	(0.71)	(0.67)	(0.78)	(0.42)	(0.29)	(0.53)
Net asset value, end of the period	$12.34	$12.02	$11.90	$11.63	$14.17	$14.01	$13.57
Total return	5.54%(b)(c)	7.20%(b)	8.45%(b)	(12.55)%	4.19%	5.39%(c)	(1.06)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$64,650	$204,205	$220,360	$220,229	$280,661	$247,697	$212,804
Net expenses	0.62%(d)(e)	0.62%(d)(f)	0.64%(d)(g)	0.64%(h)	0.65%(i)	0.65%(e)	0.64%(j)
Gross expenses	0.66%(e)	0.67%	0.66%	0.64%	0.65%	0.65%(e)	0.64%
Net investment income	5.78%(e)	5.48%	5.20%	3.77%	2.17%	3.13%(e)	3.77%
Portfolio turnover rate	59%	81%	39%	23%	99%(k)	30%(l)	30%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.63% to 0.62%.
(g)	Effective July 1, 2023, the expense limit decreased from 0.64% to 0.63%.
(h)	Effective July 1, 2022, the expense limit decreased from 0.65% to 0.64%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.70% to 0.65%.
(j)	Effective July 1, 2020, the expense limit decreased from 0.95% to 0.70%.
(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
73 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class Y
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the period	$12.02	$11.90	$11.63	$14.17	$14.01	$13.56	$14.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.65	0.60	0.47	0.30	0.11	0.51
Net realized and unrealized gain (loss)	0.29	0.18	0.34	(2.24)	0.27	0.62	(0.66)
Total from Investment Operations	0.65	0.83	0.94	(1.77)	0.57	0.73	(0.15)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.71)	(0.67)	(0.77)	(0.41)	(0.16)	(0.49)
Net realized capital gains	—	—	—	—	—	(0.12)	(0.03)
Total Distributions	(0.34)	(0.71)	(0.67)	(0.77)	(0.41)	(0.28)	(0.52)
Net asset value, end of the period	$12.33	$12.02	$11.90	$11.63	$14.17	$14.01	$13.56
Total return	5.52%(b)(c)	7.24%(b)	8.30%(b)	(12.60)%(b)	4.12%(b)	5.44%(c)	(1.14)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,636,608	$1,629,062	$1,586,092	$1,816,763	$3,058,635	$3,693,954	$3,774,113
Net expenses	0.67%(d)(e)	0.67%(d)(f)	0.69%(d)(g)	0.70%(d)(h)	0.71%(d)(i)	0.72%(e)	0.72%(j)
Gross expenses	0.75%(e)	0.75%	0.75%	0.73%	0.72%	0.72%(e)	0.72%
Net investment income	5.93%(e)	5.43%	5.13%	3.68%	2.10%	3.03%(e)	3.68%
Portfolio turnover rate	59%	81%	39%	23%	99%(k)	30%(l)	30%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.68% to 0.67%.
(g)	Effective July 1, 2023, the expense limit decreased from 0.69% to 0.68%.
(h)	Effective July 1, 2022, the expense limit decreased from 0.70% to 0.69%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.00% to 0.75%.
(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
| 74

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Admin Class
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.99	$11.87	$11.60	$14.14	$13.97	$13.53	$14.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.33	0.59	0.54	0.40	0.23	0.09	0.44
Net realized and unrealized gain (loss)	0.30	0.18	0.34	(2.23)	0.28	0.62	(0.66)
Total from Investment Operations	0.63	0.77	0.88	(1.83)	0.51	0.71	(0.22)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.65)	(0.61)	(0.71)	(0.34)	(0.15)	(0.42)
Net realized capital gains	—	—	—	—	—	(0.12)	(0.03)
Total Distributions	(0.32)	(0.65)	(0.61)	(0.71)	(0.34)	(0.27)	(0.45)
Net asset value, end of the period	$12.30	$11.99	$11.87	$11.60	$14.14	$13.97	$13.53
Total return	5.20%(b)(c)	6.72%(b)	7.78%(b)	(13.07)%(b)	3.68%(b)	5.24%(c)	(1.64)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$60,863	$61,083	$66,181	$68,788	$95,250	$105,172	$103,197
Net expenses	1.17%(d)(e)	1.18%(d)(f)	1.19%(d)(g)	1.20%(d)(h)	1.21%(d)(i)	1.22%(e)	1.22%(j)
Gross expenses	1.25%(e)	1.26%	1.25%	1.23%	1.22%	1.22%(e)	1.22%
Net investment income	5.43%(e)	4.93%	4.65%	3.20%	1.60%	2.53%(e)	3.19%
Portfolio turnover rate	59%	81%	39%	23%	99%(k)	30%(l)	30%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 1.18% to 1.17%.
(g)	Effective July 1, 2023, the expense limit decreased from 1.19% to 1.18%.
(h)	Effective July 1, 2022, the expense limit decreased from 1.20% to 1.19%.
(i)	Effective July 1, 2021, the expense limit decreased from 1.25% to 1.20%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.50% to 1.25%.
(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
75 |

Notes to Financial Statements
June 30, 2025 (Unaudited)
1.Organization. Loomis Sayles Funds II and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds II:
Loomis Sayles High Income Fund (“High Income Fund”)
Loomis Sayles Investment Grade Bond Fund (“Investment Grade Bond Fund”)
Loomis Sayles Strategic Income Fund (“Strategic Income Fund”)
Natixis Funds Trust II:
Loomis Sayles Strategic Alpha Fund (“Strategic Alpha Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares. In addition, Investment Grade Bond Fund and Strategic Income Fund also offer Admin Class shares.
Class A shares are sold with a maximum front-end sales charge of 4.25% for each Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fee applicable to Class A, Class C and Admin Class) and transfer agent fees are borne collectively for Class A, Class C, Class Y and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee
| 76

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on foreign indices are priced at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
77 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized
| 78

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.
Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s)for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a
79 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
h. Swaptions. A Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.
When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.
When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.
OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption. Swaptions outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
i. Due from Brokers. Transactions and positions in certain options, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Income Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for closed centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for options and as initial margin for centrally cleared swap agreements. In certain circumstances the Funds’ use of cash, securities and/ or foreign currency held at brokers is restricted by regulation or broker mandated limits.
j. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains
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Notes to Financial Statements (continued)
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may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
k. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, paydown gains and losses, defaulted and/or non-income producing securities, convertible bond adjustments, corporate actions, foreign currency gains and losses, perpetual bond adjustments, capital gains taxes, return of capital distributions received, capital gain distributions received, swap contracts adjustments and trust preferred securities. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, defaulted and/or non-income producing securities, swap contracts adjustments, wash sales, futures contract mark-to-market, return of capital distributions received, capital gain distributions received, trust preferred securities, perpetual bond adjustments, corporate actions, convertible bond adjustments, forward foreign currency contract mark-to-market, paydown gains and losses, straddle loss deferral adjustments, capital gains taxes and foreign currency gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2024 was as follows:
	2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Fund	$3,311,023	$ —	$3,311,023
Investment Grade Bond Fund	619,942,218	—	619,942,218
Strategic Alpha Fund	32,357,828	—	32,357,828
Strategic Income Fund	162,874,729	—	162,874,729
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2024, the capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$(2,483,134)	$(151,405,878)	$(9,528,111)	$(31,765,548)
Long-term:
No expiration date	(22,703,111)	(436,249,225)	(65,414,159)	(526,244,098)
Total capital loss carryforward	$(25,186,245)	$(587,655,103)	$(74,942,270)	$(558,009,646)
Late-year ordinary and post-October capital loss deferrals*	$—	$—	$—	$(658,904)

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Strategic Income Fund is deferring foreign currency losses.

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Notes to Financial Statements (continued)
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As of June 30, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Federal tax cost	$86,167,009	$15,762,893,264	$887,167,705	$2,857,235,566
Gross tax appreciation	$1,343,824	$408,047,599	$19,587,346	$82,385,511
Gross tax depreciation	(8,899,941)	(217,359,649)	(79,433,219)	(325,898,433)
Net tax appreciation (depreciation)	$(7,556,117)	$190,687,950	$(59,845,873)	$(243,512,922)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
l. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
n. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
o. Equity-Linked Notes. A Fund may invest in equity-linked notes (“ELNs”). ELNs are hybrid instruments which combine both debt and equity characteristics into a single note form. ELN values are linked to the performance of an underlying index or a specific security. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs have a coupon which is accrued and recorded as interest income on the Fund's Statement of Operations. The risk of investing in ELNs depends on the principal protection offered. Some ELNs may guarantee total principal or partial principal while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. ELNs are subject to counterparty credit risk in that issuers and/or counterparties may fail to make payments when due or default completely, which could result in a loss of all or part of the Fund’s investment. ELNs outstanding at the end of the period, if any, are listed in the Fund's Portfolio of Investments.
p. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of
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Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
q. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2025.
r. Stripped Securities. A Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
s. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
t. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
u. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration
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Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2025, at value:
High Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$339,743	$ —	$339,743
Non-Agency Commercial Mortgage-Backed Securities	—	856,023	5,900	861,923
All Other Non-Convertible Bonds(a)	—	62,750,955	—	62,750,955
Total Non-Convertible Bonds	—	63,946,721	5,900	63,952,621
Convertible Bonds(a)	—	4,160,419	—	4,160,419
Total Bonds and Notes	—	68,107,140	5,900	68,113,040
Senior Loans(a)	—	6,181,620	—	6,181,620
Preferred Stocks(a)	378,303	—	—	378,303
Common Stocks
Real Estate Management & Development	—	187	—	187
All Other Common Stocks(a)	22,823	—	—	22,823
Total Common Stocks	22,823	187	—	23,010
Warrants	—	—	—	—
Other Investments(a)	—	—	—	—
Short-Term Investments	—	3,954,938	—	3,954,938
Total Investments	401,126	78,243,885	5,900	78,650,911
Futures Contracts (unrealized appreciation)	9,447	—	—	9,447
Total	$410,573	$78,243,885	$5,900	$78,660,358

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(49,466)	$ —	$ —	$(49,466)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

Investment Grade Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$ —	$1,092,802,122	$4,720,431	$1,097,522,553
All Other Non-Convertible Bonds(a)	—	13,197,953,906	—	13,197,953,906
Total Non-Convertible Bonds	—	14,290,756,028	4,720,431	14,295,476,459
Convertible Bonds(a)	—	22,187,723	—	22,187,723
Municipals(a)	—	5,295,931	—	5,295,931
Total Bonds and Notes	—	14,318,239,682	4,720,431	14,322,960,113
Senior Loans(a)	—	524,994,929	—	524,994,929
Collateralized Loan Obligations	—	461,764,675	—	461,764,675
Private Credit
ABS Other	—	—	27,260,371	27,260,371
Apartment REITs	—	—	6,398,771	6,398,771
Financial Other	—	—	10,093,120	10,093,120
Total Private Credit	—	—	43,752,262	43,752,262
Preferred Stocks(a)	31,253,480	—	—	31,253,480
Short-Term Investments	—	544,920,053	—	544,920,053
Total Investments	31,253,480	15,849,919,339	48,472,693	15,929,645,512
Futures Contracts (unrealized appreciation)	63,935,521	—	—	63,935,521
Total	$95,189,001	$15,849,919,339	$48,472,693	$15,993,581,033

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(39,999,819)	$ —	$ —	$(39,999,819)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

Strategic Alpha Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$26,553,302	$1,889,684	$28,442,986
Non-Agency Commercial Mortgage-Backed Securities	—	35,695,569	81,512	35,777,081
All Other Non-Convertible Bonds(a)	—	621,126,466	—	621,126,466
Total Non-Convertible Bonds	—	683,375,337	1,971,196	685,346,533
Convertible Bonds(a)	—	7,343,644	—	7,343,644
Total Bonds and Notes	—	690,718,981	1,971,196	692,690,177
Collateralized Loan Obligations	—	51,329,706	—	51,329,706
Equity-Linked Notes	—	24,855,124	—	24,855,124
Senior Loans(a)	—	13,011,009	—	13,011,009
Common Stocks
Real Estate Management & Development	—	35,177	—	35,177
All Other Common Stocks(a)	8,433,970	—	—	8,433,970
Total Common Stocks	8,433,970	35,177	—	8,469,147
Preferred Stocks(a)	2,003,142	—	—	2,003,142
Other Investments(a)	—	—	—	—
Short-Term Investments	—	35,604,033	—	35,604,033
Total Investments	10,437,112	815,554,030	1,971,196	827,962,338
Futures Contracts (unrealized appreciation)	2,725,634	—	—	2,725,634
Total	$13,162,746	$815,554,030	$1,971,196	$830,687,972

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(184,639)	$ —	$ —	$(184,639)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(137,121)	—	(137,121)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(334,737)	—	(334,737)
Futures Contracts (unrealized depreciation)	(2,865,382)	—	—	(2,865,382)
Total	$(3,050,021)	$(471,858)	$ —	$(3,521,879)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 86

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

Strategic Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$1,965,573,408	$ —	$1,965,573,408
Senior Loans(a)	—	208,507,813	—	208,507,813
Common Stocks
Real Estate Management & Development	—	136,818	—	136,818
Technology Hardware, Storage & Peripherals	3,662,285	27,737	—	3,690,022
All Other Common Stocks(a)	161,128,683	—	—	161,128,683
Total Common Stocks	164,790,968	164,555	—	164,955,523
Equity-Linked Notes	—	75,931,584	—	75,931,584
Collateralized Loan Obligations	—	48,712,802	—	48,712,802
Preferred Stocks
Convertible Preferred Stocks(a)	6,887,920	—	—	6,887,920
Non-Convertible Preferred Stocks
Home Construction	3,429,811	—	—	3,429,811
Office REITs	—	6,369,993	1,598,206	7,968,199
Total Non-Convertible Preferred Stocks	3,429,811	6,369,993	1,598,206	11,398,010
Total Preferred Stocks	10,317,731	6,369,993	1,598,206	18,285,930
Short-Term Investments	—	125,437,610	—	125,437,610
Total Investments	175,108,699	2,430,697,765	1,598,206	2,607,404,670
Futures Contracts (unrealized appreciation)	19,330,665	—	—	19,330,665
Total	$194,439,364	$2,430,697,765	$1,598,206	$2,626,735,335

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(515,625)	$ —	$ —	$(515,625)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(291,628)	—	(291,628)
Futures Contracts (unrealized depreciation)	(12,647,616)	—	—	(12,647,616)
Total	$(13,163,241)	$(291,628)	$ —	$(13,454,869)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2024 and/or June 30, 2025:
High Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
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Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
High Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025
Non-Agency Commercial Mortgage- Backed Securities	$46,706	$ —	$ —	$(40,806)	$ —	$ —	$ —	$ —	$5,900	$(40,806)
Warrants	—	—	—	—	—	—	—	—	—	—
Other Investments
Aircraft ABS	—	—	—	—	—	—	—	—	—	—
Total	$46,706	$ —	$ —	$(40,806)	$ —	$ —	$ —	$ —	$5,900	$(40,806)

Investment Grade Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Other	$ —	$ —	$ —	$99,403	$4,621,028	$ —	$ —	$ —	$4,720,431	$99,403
Private Credit
ABS Other	—	—	—	471,919	26,900,000	(111,548)	—	—	27,260,371	471,919
Apartment REITs	—	—	—	148,771	6,250,000	—	—	—	6,398,771	148,771
Financial Other	9,889,870	—	—	203,250	—	—	—	—	10,093,120	203,250
Total	$9,889,870	$ —	$ —	$923,343	$37,771,028	$(111,548)	$ —	$ —	$48,472,693	$923,343
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Notes to Financial Statements (continued)
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Strategic Alpha Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$1,983,855	$ —	$(1,721)	$30,725	$ —	$(123,175)	$ —	$ —	$1,889,684	$25,266
Non-Agency Commercial Mortgage- Backed Securities	819,674	—	—	(738,162)	—	—	—	—	81,512	(738,162)
Other Investments
Aircraft ABS	—	—	—	—	—	—	—	—	—	—
Total	$2,803,529	$ —	$(1,721)	$(707,437)	$ —	$(123,175)	$ —	$ —	$1,971,196	$(712,896)

Strategic Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	$1,625,746	$ —	$ —	$(27,540)	$ —	$ —	$ —	$ —	$1,598,206	$(27,540)
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.
The Funds are subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Funds may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Funds may also use credit default swaps, as a protection seller, to gain investment exposure. During the six months ended June 30, 2025, High Income Fund, Strategic Alpha Fund and Strategic Income Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure. Strategic Alpha Fund also engaged in credit default swap agreements (as a protection buyer) to hedge its credit exposure.
Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such
89 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
currencies are held in the Funds. During the six months ended June 30, 2025, the Funds engaged in forward foreign currency contracts for hedging purposes and Strategic Alpha Fund also engaged in forward foreign currency contracts to gain exposure to foreign currencies.
Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts, purchased put options, purchased call options, written call options and interest rate swap agreements to hedge against changes in interest rates. The Funds may write put options to offset the cost of options used for hedging purposes. The Funds may use futures to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts and interest rate swap agreements to gain investment exposure. During the six months ended June 30, 2025, Strategic Alpha Fund engaged in futures contracts (including options on futures) and interest rate swap agreements for hedging purposes, yield curve management and to manage duration and interest rate swap agreements to gain investment exposure. During the six months ended June 30, 2025, Investment Grade Bond Fund and Strategic Income Fund used futures contracts to manage duration. During the six months ended June 30, 2025, Strategic Income Fund used options on futures for hedging purposes.
Strategic Alpha Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes and use futures and option contracts to gain investment exposure. During the six months ended June 30, 2025, the Fund engaged in option contracts for hedging purposes and to gain investment exposure.
The following is a summary of derivative instruments for High Income Fund as of June 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$9,447

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(49,466)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for High Income Fund during the six months ended June 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$37,268

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(54,468)
| 90

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
The following is a summary of derivative instruments for Investment Grade Bond Fund as of June 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$63,935,521

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(39,999,819)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Investment Grade Bond Fund during the six months ended June 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(153,008,764)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$104,719,455
The following is a summary of derivative instruments for Strategic Alpha Fund as of June 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$2,725,634
91 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Swap agreements at value[2]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$ —	$(334,737)	$ —	$ —	$(334,737)
Exchange-traded/cleared liability derivatives
Interest rate contracts	(168,437)	—	(2,865,382)	(136,182)	(3,170,001)
Equity contracts	(16,202)	—	—	—	(16,202)
Total exchange-traded/cleared liability derivatives	$(184,639)	$—	$(2,865,382)	$(136,182)	$(3,186,203)
Total liability derivatives	$(184,639)	$(334,737)	$(2,865,382)	$(136,182)	$(3,520,940)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

2
Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid
(received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received)
for bilateral swap agreements are reported within the Statements of Assets and Liabilities. Only the current day’s variation margin on centrally cleared swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Alpha Fund during the six months ended June 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written	Swap agreements
Interest rate contracts	$(1,204,329)	$ —	$3,293,484	$2,274,204	$306,855
Foreign exchange contracts	—	(515,376)	—	—	—
Credit contracts	—	—	—	—	734,653
Equity contracts	(537,419)	—	—	214,519	—
Total	$(1,741,748)	$(515,376)	$3,293,484	$2,488,723	$1,041,508

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts	Options written	Swap agreements
Interest rate contracts	$ —	$(1,265,378)	$(23,993)	$(333,610)
Foreign exchange contracts	(880,791)	—	—	—
Credit contracts	—	—	—	274,817
Equity contracts	—	—	(9,930)	—
Total	$(880,791)	$(1,265,378)	$(33,923)	$(58,793)

1	Represents realized loss for purchased options during the period.
The following is a summary of derivative instruments for Strategic Income Fund as of June 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$19,330,665
| 92

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$ —	$(291,628)	$ —	$(291,628)
Exchange-traded liability derivatives
Interest rate contracts	(515,625)	—	(12,647,616)	(13,163,241)
Total liability derivatives	$(515,625)	$(291,628)	$(12,647,616)	$(13,454,869)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Income Fund during the six months ended June 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$(2,075,907)	$ —	$11,781,525	$5,527,849
Foreign exchange contracts	—	(642,875)	—	—
Total	$(2,075,907)	$(642,875)	$11,781,525	$5,527,849

[1]	Represents realized loss for purchased options during the period.

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$ —	$7,084,431	$(73,447)
Foreign exchange contracts	(435,445)	—	—
Total	$(435,445)	$7,084,431	$(73,447)
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the six months ended June 30, 2025. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Futures contracts	Forward foreign currency contracts	Swap agreements	Options purchased	Options written
High Income Fund	$6,025,740	$ —	$ —	$ —	$ —
Investment Grade Bond Fund	9,059,698,889	—	—	—	—
Strategic Alpha Fund	470,895,195	19,145,001	35,265,874	94,156,585	157,755,061
Strategic Income Fund	1,959,148,143	8,916,468	—	175,380,134	430,141,826
93 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of June 30, 2025, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Strategic Alpha Fund
Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(83,367)	$ —	$(83,367)	$ —	$(83,367)
BNP Paribas SA	(251,370)	—	(251,370)	—	(251,370)
	$(334,737)	$ —	$(334,737)	$ —	$(334,737)

Strategic Income Fund
Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(291,628)	$ —	$(291,628)	$291,628	$ —
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
| 94

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
5.Purchases and Sales of Securities. For the six months ended June 30, 2025, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$ —	$ —	$44,249,621	$31,342,811
Investment Grade Bond Fund	2,632,088,456	2,003,654,164	3,092,740,354	3,087,680,033
Strategic Alpha Fund	41,893,320	693,872	371,644,228	180,389,059
Strategic Income Fund	340,189,682	388,195,041	1,145,628,900	1,405,749,210
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.05 billion	Next $750 million	Next $13 billion	Next $10 billion	Over $25 billion
High Income Fund	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Investment Grade Bond Fund	0.40%	0.40%	0.40%	0.40%	0.38%	0.38%
Strategic Alpha Fund	0.60%	0.60%	0.55%	0.55%	0.55%	0.55%
Strategic Income Fund	0.64%	0.59%	0.59%	0.54%	0.54%	0.53%
Effective July 1, 2025, Investment Grade Bond Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.05 billion	Next $750 million	Next $13 billion	Next $10 billion	Over $25 billion
Investment Grade Bond Fund	0.40%	0.40%	0.40%	0.40%	0.35%	0.35%
Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended June 30, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	0.95%	1.70%	0.65%	0.70%	— %
Investment Grade Bond Fund	0.74%	1.49%	0.44%	0.49%	0.99%
Strategic Alpha Fund	0.98%	1.73%	0.68%	0.73%	— %
Strategic Income Fund	0.92%	1.67%	0.62%	0.67%	1.17%
95 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Effective July 1, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Investment Grade Bond Fund are as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
Investment Grade Bond Fund	0.73%	1.48%	0.43%	0.48%	0.98%
This new undertaking is in effect until April 30, 2027, may be terminated before then only with the consent of the Fund’s Board of Trustees, and will be reevaluated on an annual basis.
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended June 30, 2025, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
High Income Fund	$187,181	$131,097	$56,084	0.55%	0.16%
Investment Grade Bond Fund	30,550,569	4,416,450	26,134,119	0.40%	0.34%
Strategic Alpha Fund	2,146,783	178,727	1,968,056	0.60%	0.55%
Strategic Income Fund	7,650,995	1,039,441	6,611,554	0.58%	0.50%

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
No expenses were recovered for any of the Funds during the six months ended June 30, 2025 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Investment Grade Bond Fund and Strategic Income Fund have adopted a Distribution Plan relating to their Admin Class shares (the “Admin Class Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
Under the Admin Class Plans, Investment Grade Bond Fund and Strategic Income Fund pay Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
| 96

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
In addition, the Admin Class shares of Investment Grade Bond Fund and Strategic Income Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the six months ended June 30, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
High Income Fund	$20,285	$650	$ —	$1,952	$ —
Investment Grade Bond Fund	943,712	96,579	114,477	289,737	114,477
Strategic Alpha Fund	20,003	2,799	—	8,396	—
Strategic Income Fund	1,026,716	31,322	75,100	93,966	75,100
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended June 30, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
High Income Fund	$14,755
Investment Grade Bond Fund	3,316,514
Strategic Alpha Fund	155,172
Strategic Income Fund	570,498
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended June 30, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
High Income Fund	$8,032
Investment Grade Bond Fund	4,890,696
Strategic Alpha Fund	205,124
Strategic Income Fund	1,085,952
97 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
As of June 30, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
High Income Fund	$221
Investment Grade Bond Fund	118,445
Strategic Alpha Fund	5,733
Strategic Income Fund	26,694
Sub-transfer agent fees attributable to Class A, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2025 were as follows:
Fund	Commissions
High Income Fund	$131
Investment Grade Bond Fund	37,275
Strategic Alpha Fund	1,156
Strategic Income Fund	3,961
f.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to High Income Fund to reimburse any and all transfer agency expenses for the Fund's Class N shares. This undertaking is in effect through April 30, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended June 30, 2025, Natixis Advisors reimbursed High Income Fund $992 for transfer agency expenses related to Class N shares.
h. Affiliated Ownership. As of June 30, 2025, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Investment Grade Bond Fund representing 0.06% of the Funds’ net assets.
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Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
i. Payment by Affiliates. For the six months ended June 30, 2025, Loomis Sayles reimbursed Strategic Income Fund $775,213 for losses in connection with a trading error.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended June 30, 2025 the Funds incurred the following class-specific transfer agent fees and expenses (net of expenses offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	$5,812	$182	$992	$9,851	$ —
Investment Grade Bond Fund	314,363	32,136	26,981	4,744,322	38,123
Strategic Alpha Fund	5,964	836	1,915	214,024	—
Strategic Income Fund	376,223	11,481	2,132	735,297	27,522
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2025, none of the Funds had borrowings under this agreement.
10.Risk. The Funds’ investments in foreign securities, as applicable, may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of June 30, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Fund	1	41.92%
Strategic Alpha Fund	1	5.77%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
99 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	126,841	$458,573	407,784	$1,447,079
Issued in connection with the reinvestment of distributions	125,993	454,855	291,253	1,032,950
Redeemed	(546,353)	(1,963,461)	(561,291)	(1,999,446)
Net change	(293,519)	$(1,050,033)	137,746	$480,583
Class C
Issued from the sale of shares	1,216	$4,410	27,474	$97,483
Issued in connection with the reinvestment of distributions	3,095	11,235	8,420	29,991
Redeemed	(42,482)	(154,431)	(93,260)	(328,358)
Net change	(38,171)	$(138,786)	(57,366)	$(200,884)
Class N
Issued from the sale of shares	3,620,195	$13,004,536	5,461,393	$20,042,792
Issued in connection with the reinvestment of distributions	2,111	7,630	3,882	13,784
Redeemed	(78)	(281)	(604)	(2,150)
Net change	3,622,228	$13,011,885	5,464,671	$20,054,426
Class Y
Issued from the sale of shares	1,176,325	$4,252,698	556,117	$1,990,803
Issued in connection with the reinvestment of distributions	232,921	839,329	520,426	1,842,463
Redeemed	(882,063)	(3,179,588)	(1,526,051)	(5,410,200)
Net change	527,183	$1,912,439	(449,508)	$(1,576,934)
Increase from capital share transactions	3,817,721	$13,735,505	5,095,543	$18,757,191
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Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investment Grade Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	9,769,830	$95,354,831	26,764,024	$265,006,606
Issued in connection with the reinvestment of distributions	1,358,864	13,298,251	2,725,267	26,791,333
Redeemed	(15,216,039)	(149,131,763)	(21,961,568)	(216,736,020)
Net change	(4,087,345)	$(40,478,681)	7,527,723	$75,061,919
Class C
Issued from the sale of shares	886,327	$8,531,761	3,135,088	$30,570,416
Issued in connection with the reinvestment of distributions	141,794	1,367,376	273,634	2,652,555
Redeemed	(1,112,287)	(10,699,370)	(2,278,515)	(22,109,680)
Net change	(84,166)	$(800,233)	1,130,207	$11,113,291
Class N
Issued from the sale of shares	71,532,231	$698,270,017	162,576,050	$1,601,821,643
Issued in connection with the reinvestment of distributions	6,901,469	67,531,121	9,681,246	95,245,458
Redeemed	(39,578,772)	(386,458,911)	(38,624,809)	(380,529,693)
Net change	38,854,928	$379,342,227	133,632,487	$1,316,537,408
Class Y
Issued from the sale of shares	233,491,645	$2,280,259,996	572,433,695	$5,656,002,799
Issued in connection with the reinvestment of distributions	24,450,586	239,452,112	41,931,290	412,717,735
Redeemed	(212,119,460)	(2,068,957,028)	(259,765,886)	(2,561,733,329)
Net change	45,822,771	$450,755,080	354,599,099	$3,506,987,205
Admin Class
Issued from the sale of shares	645,008	$6,261,104	1,871,601	$18,416,037
Issued in connection with the reinvestment of distributions	199,300	1,943,997	430,330	4,214,052
Redeemed	(893,228)	(8,688,256)	(7,335,705)	(72,649,573)
Net change	(48,920)	$(483,155)	(5,033,774)	$(50,019,484)
Increase from capital share transactions	80,457,268	$788,335,238	491,855,742	$4,859,680,339
101 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Strategic Alpha Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	142,252	$1,376,549	350,664	$3,354,758
Issued in connection with the reinvestment of distributions	27,825	269,388	69,162	654,580
Redeemed	(151,134)	(1,457,758)	(669,080)	(6,366,924)
Net change	18,943	$188,179	(249,254)	$(2,357,586)
Class C
Issued from the sale of shares	48,681	$468,484	35,982	$337,864
Issued in connection with the reinvestment of distributions	4,054	39,164	10,839	102,345
Redeemed	(39,094)	(377,769)	(94,620)	(897,819)
Net change	13,641	$129,879	(47,799)	$(457,610)
Class N
Issued from the sale of shares	2,730,398	$26,296,359	3,947,742	$37,604,636
Issued in connection with the reinvestment of distributions	191,502	1,847,584	354,227	3,348,959
Redeemed	(1,853,187)	(17,899,875)	(3,162,406)	(29,856,563)
Net change	1,068,713	$10,244,068	1,139,563	$11,097,032
Class Y
Issued from the sale of shares	29,097,022	$278,779,969	12,427,633	$118,005,832
Issued in connection with the reinvestment of distributions	1,272,673	12,280,037	2,350,883	22,166,703
Redeemed	(7,377,916)	(71,008,469)	(17,629,260)	(165,769,844)
Net change	22,991,779	$220,051,537	(2,850,744)	$(25,597,309)
Increase (decrease) from capital share transactions	24,093,076	$230,613,663	(2,008,234)	$(17,315,473)
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Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Strategic Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,393,534	$29,067,625	4,253,966	$50,847,208
Issued in connection with the reinvestment of distributions	1,338,029	16,290,003	3,022,907	36,108,475
Redeemed	(6,547,937)	(79,462,455)	(16,871,761)	(201,830,838)
Net change	(2,816,374)	$(34,104,827)	(9,594,888)	$(114,875,155)
Class C
Issued from the sale of shares	148,092	$1,826,918	379,126	$4,661,012
Issued in connection with the reinvestment of distributions	39,139	483,547	97,309	1,178,054
Redeemed	(504,652)	(6,208,055)	(1,097,186)	(13,282,338)
Net change	(317,421)	$(3,897,590)	(620,751)	$(7,443,272)
Class N
Issued from the sale of shares	876,844	$10,625,954	2,835,597	$33,873,687
Issued in connection with the reinvestment of distributions	225,132	2,738,096	1,000,834	11,938,846
Redeemed	(12,847,279)	(156,363,851)	(5,366,365)	(64,345,137)
Net change	(11,745,303)	$(142,999,801)	(1,529,934)	$(18,532,604)
Class Y
Issued from the sale of shares	14,705,288	$178,720,770	39,573,130	$478,304,339
Issued in connection with the reinvestment of distributions	2,670,213	32,455,790	5,689,333	67,917,317
Redeemed	(20,190,528)	(243,375,686)	(43,031,282)	(514,294,020)
Net change	(2,815,027)	$(32,199,126)	2,231,181	$31,927,636
Admin Class
Issued from the sale of shares	130,880	$1,580,686	242,359	$2,862,778
Issued in connection with the reinvestment of distributions	127,709	1,547,595	284,226	3,380,731
Redeemed	(404,542)	(4,890,702)	(1,007,245)	(11,992,307)
Net change	(145,953)	$(1,762,421)	(480,660)	$(5,748,798)
Decrease from capital share transactions	(17,840,078)	$(214,963,765)	(9,995,052)	$(114,672,193)
103 |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser , including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2025. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, anti-money laundering, liquidity risk management, privacy, and fund names, as well as monitoring proposed rules.
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For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Trustees also received information about how comparative peer groups and categories are constructed. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2024, each Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles High Income Fund	20%	96%	90%
Loomis Sayles Investment Grade Bond Fund	32%	13%	5%
Loomis Sayles Strategic Alpha Fund	19%	48%	24%
Loomis Sayles Strategic Income Fund	32%	72%	85%
In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s shorter-term (one-year) performance has been stronger relative to its category; and (3) that the Fund had outperformed its relevant performance benchmark for the one-year period ended December 31, 2024. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the
105 |

Adviser for all of the Funds under their expense limitation agreements. The Trustees also noted that management had proposed to reduce the advisory fee rate at certain breakpoints and the expense limitation for Loomis Sayles Investment Grade Bond Fund on all share classes, effective as of July 1, 2025. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility. The Trustees further noted that Loomis Sayles High Income Fund and Loomis Sayles Strategic Alpha Fund had total advisory fee rates that were at the median of their respective peer groups of funds.
The Trustees noted that each of Loomis Sayles Strategic Income Fund and Loomis Sayles Investment Grade Bond Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including that: (1) the advisory fee was only three basis points higher than the median of a peer group of funds for Loomis Sayles Strategic Income Fund; (2) the advisory fee was only one basis point higher than the median of a peer group of funds for Loomis Sayles Investment Grade Bond Fund; (3) management had proposed to reduce the expense limitation and advisory fee rate (at certain breakpoints) of Loomis Sayles Investment Grade Bond Fund; (4) the Loomis Sayles Strategic Income Fund has a flexible investment strategy relative to its peer group of funds; and (5) management had reduced the expense limitation of Loomis Sayles Strategic Income Fund, effective July 1, 2024.
The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that each of Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund, and Loomis Sayles Strategic Income Fund has breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for Loomis Sayles Investment Grade Bond Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business. They also considered that although the Adviser had established an expense limitation for the Loomis Sayles High Income Fund, it did not benefit from significant economies of scale because of its relatively small size.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.
• So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
| 106

• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements (with respect to Loomis Sayles Investment Grade Bond Fund, reflecting the reduction in the advisory fee schedule at certain breakpoints described above) should be continued through June 30, 2026.
107 |

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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/31/2026
IF58SA-0625
This page is not part of the financial statements and other important information

Semi-annual Financial Statements and Other Important Information
June 30, 2025

Loomis Sayles International Growth Fund
Natixis Oakmark Fund
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund
Vaughan Nelson Mid Cap Fund
Vaughan Nelson Small Cap Fund

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.5% of Net Assets
	Australia — 5.3%
23,075	WiseTech Global Ltd.	$1,654,843
	Belgium — 1.8%
7,989	Anheuser-Busch InBev SA	549,646
	Brazil — 11.2%
309,650	Ambev SA, ADR	746,257
1,051	MercadoLibre, Inc.(a)	2,746,925
		3,493,182
	Canada — 4.4%
11,756	Shopify, Inc., Class A(a)	1,356,055
	China — 17.8%
3,386	Alibaba Group Holding Ltd., ADR(b)	384,006
4,139	Baidu, Inc., ADR(a)(b)	354,961
57,600	Budweiser Brewing Co. APAC Ltd.	57,190
3,200	Kweichow Moutai Co. Ltd., Class A	630,551
24,000	Tencent Holdings Ltd.	1,546,455
23,952	Trip.com Group Ltd., ADR(b)	1,404,545
40,228	Vipshop Holdings Ltd., ADR(b)	605,432
12,140	Yum China Holdings, Inc.(b)	542,779
		5,525,919
	Denmark — 4.0%
18,107	Novo Nordisk AS, Class B	1,254,707
	France — 5.5%
2,463	EssilorLuxottica SA	676,322
1,213	LVMH Moet Hennessy Louis Vuitton SE	634,860
6,271	Sodexo SA	385,958
		1,697,140
	Germany — 5.4%
5,511	SAP SE	1,685,151
	Japan — 2.5%
24,100	FANUC Corp.	654,249
15,300	Unicharm Corp.	110,478
		764,727
	Macau — 0.5%
34,000	Galaxy Entertainment Group Ltd.	151,558
	Netherlands — 8.9%
1,073	Adyen NV(a)	1,970,604
3,585	NXP Semiconductors NV	783,287
		2,753,891
	Switzerland — 1.0%
6,478	CRISPR Therapeutics AG(a)	315,090
	United Kingdom — 4.5%
6,408	Diageo PLC	161,585
9,422	Reckitt Benckiser Group PLC	641,892
9,616	Unilever PLC	586,935
		1,390,412
	United States — 25.7%
9,240	ARM Holdings PLC, ADR(a)	1,494,478
7,286	Block, Inc.(a)	494,938
13,756	Doximity, Inc., Class A(a)	843,793
Shares	Description	Value (†)
	United States — continued
17,700	Experian PLC	$912,723
6,768	Nestle SA, (Registered)	672,917
7,625	Novartis AG, (Registered)	925,500
3,174	Roche Holding AG	1,036,056
5,007	Tesla, Inc.(a)	1,590,524
		7,970,929
	Total Common Stocks (Identified Cost $24,118,523)	30,563,250

Principal Amount
Short-Term Investments — 1.1%
$332,298	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $332,325 on 7/01/2025 collateralized by $339,000 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $339,109 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $332,298)	332,298
	Total Investments — 99.6% (Identified Cost $24,450,821)	30,895,548
	Other assets less liabilities — 0.4%	127,316
	Net Assets — 100.0%	$31,022,864

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China. See Note 9 of Notes to Financial Statements.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Currency Exposure Summary at June 30, 2025 (Unaudited)
United States Dollar	45.0%
Euro	21.0
Swiss Franc	8.5
Hong Kong Dollar	5.7
British Pound	5.6
Australian Dollar	5.3
Danish Krone	4.0
Japanese Yen	2.5
Yuan Renminbi	2.0
Total Investments	99.6
Other assets less liabilities	0.4
Net Assets	100.0%
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 96.0% of Net Assets
	Automobile Components — 0.8%
238,000	Magna International, Inc.	$9,189,180
	Automobiles — 2.3%
499,872	General Motors Co.	24,598,701
	Banks — 10.1%
556,269	Bank of America Corp.	26,322,649
465,488	Citigroup, Inc.	39,622,339
12,231	First Citizens BancShares, Inc., Class A	23,929,585
251,845	Wells Fargo & Co.	20,177,821
		110,052,394
	Beverages — 2.9%
59,800	Constellation Brands, Inc., Class A	9,728,264
653,796	Keurig Dr. Pepper, Inc.	21,614,496
		31,342,760
	Broadline Retail — 1.7%
82,243	Amazon.com, Inc.(a)	18,043,292
	Building Products — 2.2%
244,228	Fortune Brands Innovations, Inc.	12,572,857
183,393	Masco Corp.	11,803,174
		24,376,031
	Capital Markets — 13.2%
155,481	Bank of New York Mellon Corp.	14,165,874
6,851	BlackRock, Inc.	7,188,412
294,384	Carlyle Group, Inc.	15,131,338
363,830	Charles Schwab Corp.	33,195,849
162,633	Intercontinental Exchange, Inc.	29,838,276
227,280	Nasdaq, Inc.	20,323,378
228,066	State Street Corp.	24,252,538
		144,095,665
	Chemicals — 2.0%
118,002	Celanese Corp.	6,529,051
206,036	Corteva, Inc.	15,355,863
		21,884,914
	Consumer Finance — 4.6%
635,083	Ally Financial, Inc.	24,736,483
121,011	Capital One Financial Corp.	25,746,300
		50,482,783
	Distributors — 0.9%
78,700	Genuine Parts Co.	9,547,097
	Electronic Equipment, Instruments & Components — 1.7%
109,699	TE Connectivity PLC	18,502,930
	Entertainment — 1.8%
1,703,801	Warner Bros. Discovery, Inc.(a)	19,525,559
	Financial Services — 4.7%
339,900	Corebridge Financial, Inc.	12,066,450
120,964	Fiserv, Inc.(a)	20,855,403
229,496	Global Payments, Inc.	18,368,860
		51,290,713
	Health Care Equipment & Supplies — 3.4%
286,200	Baxter International, Inc.	8,666,136
246,432	GE HealthCare Technologies, Inc.	18,253,218
116,111	Zimmer Biomet Holdings, Inc.	10,590,485
		37,509,839
Shares	Description	Value (†)
	Health Care Providers & Services — 3.8%
402,452	Centene Corp.(a)	$21,845,094
50,458	Elevance Health, Inc.	19,626,144
		41,471,238
	Hotels, Restaurants & Leisure — 2.3%
191,709	Airbnb, Inc., Class A(a)	25,370,769
	Insurance — 5.8%
284,041	American International Group, Inc.	24,311,069
61,425	Reinsurance Group of America, Inc.	12,184,263
85,605	Willis Towers Watson PLC	26,237,933
		62,733,265
	Interactive Media & Services — 3.7%
229,856	Alphabet, Inc., Class A	40,507,523
	Life Sciences Tools & Services — 1.8%
127,318	IQVIA Holdings, Inc.(a)	20,064,044
	Machinery — 0.9%
20,170	Deere & Co.	10,256,243
	Media — 5.0%
58,368	Charter Communications, Inc., Class A(a)	23,861,422
559,510	Comcast Corp., Class A	19,968,912
105,264	Liberty Broadband Corp., Class C(a)	10,355,872
		54,186,206
	Oil, Gas & Consumable Fuels — 9.2%
601,672	APA Corp.	11,004,581
307,869	ConocoPhillips	27,628,164
120,567	EOG Resources, Inc.	14,421,019
118,113	Marathon Petroleum Corp.	19,619,750
234,239	Phillips 66	27,944,713
		100,618,227
	Passenger Airlines — 1.9%
412,610	Delta Air Lines, Inc.	20,292,160
	Personal Care Products — 0.3%
158,083	Kenvue, Inc.	3,308,677
	Pharmaceuticals — 2.0%
277,117	Merck & Co., Inc.	21,936,582
	Professional Services — 2.1%
87,911	Equifax, Inc.	22,801,476
	Real Estate Management & Development — 1.8%
136,344	CBRE Group, Inc., Class A(a)	19,104,521
	Software — 1.2%
48,892	Salesforce, Inc.	13,332,359
	Textiles, Apparel & Luxury Goods — 1.9%
284,859	NIKE, Inc., Class B	20,236,383
	Total Common Stocks (Identified Cost $876,951,204)	1,046,661,531
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Natixis Oakmark Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.9%
$42,030,935	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $42,034,321 on 7/01/2025 collateralized by $42,868,300 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $42,871,744 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $42,030,935)	$42,030,935
	Total Investments — 99.9% (Identified Cost $918,982,139)	1,088,692,466
	Other assets less liabilities — 0.1%	1,163,331
	Net Assets — 100.0%	$1,089,855,797

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 93.2% of Net Assets
	Canada — 0.8%
83,200	Open Text Corp.	$2,431,083
	China — 1.8%
371,700	Alibaba Group Holding Ltd.	5,261,763
	Denmark — 1.7%
20,700	DSV AS	4,964,982
	France — 20.5%
86,975	Accor SA	4,558,227
27,600	Airbus SE	5,773,939
95,591	BNP Paribas SA	8,574,675
31,853	Capgemini SE	5,454,394
20,000	Danone SA	1,636,467
160,096	Edenred SE	4,972,664
75,905	Eurofins Scientific SE	5,409,394
38,435	Kering SA	8,373,281
8,045	LVMH Moet Hennessy Louis Vuitton SE	4,210,593
57,600	Pernod Ricard SA	5,745,680
28,592	Publicis Groupe SA	3,229,318
349,051	Worldline SA(a)	1,475,904
		59,414,536
	Germany — 22.0%
25,500	adidas AG	5,952,464
8,631	Allianz SE	3,502,748
244,830	Bayer AG	7,376,068
70,500	Bayerische Motoren Werke AG	6,278,684
91,423	Brenntag SE	6,056,769
90,873	Continental AG	7,931,192
135,181	Daimler Truck Holding AG	6,413,521
118,819	Fresenius Medical Care AG	6,826,764
103,900	Fresenius SE & Co. KGaA	5,228,538
73,214	Mercedes-Benz Group AG, (Registered)	4,265,462
5,500	Siemens AG	1,412,721
216,800	thyssenkrupp AG	2,336,714
		63,581,645
	India — 0.9%
179,275	Axis Bank Ltd.	2,507,349
	Indonesia — 1.9%
17,825,800	Bank Mandiri Persero Tbk. PT	5,354,592
	Ireland — 2.0%
12,462	Flutter Entertainment PLC(a)	3,561,141
36,065	Ryanair Holdings PLC, ADR	2,079,869
		5,641,010
	Italy — 1.1%
541,735	Intesa Sanpaolo SpA	3,120,617
	Japan — 3.6%
110,600	Asahi Group Holdings Ltd.	1,478,405
94,500	Fujitsu Ltd.	2,292,511
120,000	Komatsu Ltd.	3,959,225
92,900	Mitsubishi Estate Co. Ltd.	1,741,607
3,000	SMC Corp.	1,075,086
		10,546,834
	Korea — 2.9%
79,100	KB Financial Group, Inc.	6,500,143
9,632	NAVER Corp.	1,870,389
		8,370,532
	Netherlands — 7.4%
73,741	Akzo Nobel NV	5,173,939
Shares	Description	Value (†)
	Netherlands — continued
4,015	ASML Holding NV	$3,217,581
43,600	ASR Nederland NV	2,897,028
36,750	EXOR NV	3,709,821
66,400	Koninklijke Ahold Delhaize NV	2,773,292
66,696	Prosus NV	3,742,078
		21,513,739
	Spain — 0.4%
15,394	Amadeus IT Group SA	1,300,532
	Sweden — 3.4%
133,000	Sandvik AB	3,053,991
176,903	SKF AB, Class B	4,063,515
99,000	Volvo AB, Class B	2,785,623
		9,903,129
	Switzerland — 6.5%
14,983	Cie Financiere Richemont SA, Class A	2,835,275
2,373,280	Glencore PLC(a)	9,247,820
21,762	Novartis AG, (Registered)	2,641,408
10,445	Roche Holding AG	3,409,453
3,399	Swatch Group AG	554,924
		18,688,880
	United Kingdom — 13.5%
105,100	Ashtead Group PLC	6,739,642
159,900	Diageo PLC	4,032,053
2,286,700	Lloyds Banking Group PLC	2,404,500
409,557	Prudential PLC	5,126,114
71,100	Reckitt Benckiser Group PLC	4,843,826
498,500	Rentokil Initial PLC	2,405,146
954,762	Schroders PLC	4,748,144
212,400	Smith & Nephew PLC	3,252,741
54,300	Smiths Group PLC	1,674,847
523,108	WPP PLC	3,683,196
		38,910,209
	United States — 2.8%
616,692	CNH Industrial NV	7,992,328
	Total Common Stocks (Identified Cost $235,831,701)	269,503,760

Preferred Stocks — 1.7%
	Korea — 1.7%
137,450	Samsung Electronics Co. Ltd., 2.931%, (KRW) (Identified Cost $6,975,084)	5,042,340

Participatory Notes — 0.3%
	United Kingdom — 0.3%
33,300	Ryanair Holdings PLC, 12/12/2025(b) (Identified Cost $664,862)	936,626
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Natixis Oakmark International Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.2%
$9,130,533	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $9,131,268 on 7/01/2025 collateralized by $9,174,500 U.S. Treasury Note, 4.125% due 10/31/2027 valued at $9,313,273 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $9,130,533)	$9,130,533
	Total Investments — 98.4% (Identified Cost $252,602,180)	284,613,259
	Other assets less liabilities — 1.6%	4,603,844
	Net Assets — 100.0%	$289,217,103

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Securities subject to restriction on resale. At June 30, 2025, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Ryanair Holdings PLC	12/23/2024	$664,862	$936,626	0.3%

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

KRW	South Korean Won
Currency Exposure Summary at June 30, 2025 (Unaudited)
Euro	50.3%
British Pound	16.7
United States Dollar	9.4
South Korean Won	4.6
Japanese Yen	3.6
Swedish Krona	3.4
Swiss Franc	3.3
Other, less than 2% each	7.1
Total Investments	98.4
Other assets less liabilities	1.6
Net Assets	100.0%
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 98.6% of Net Assets
	Aerospace & Defense — 2.0%
116,235	Boeing Co.(a)	$24,354,719
	Air Freight & Logistics — 0.4%
41,339	Expeditors International of Washington, Inc.	4,722,981
	Automobile Components — 0.4%
253,183	Mobileye Global, Inc., Class A(a)	4,552,230
	Automobiles — 4.4%
360,500	General Motors Co.	17,740,205
111,690	Tesla, Inc.(a)	35,479,445
		53,219,650
	Banks — 6.8%
390,200	Bank of America Corp.	18,464,264
354,100	Citigroup, Inc.	30,140,992
8,685	First Citizens BancShares, Inc., Class A	16,991,942
217,900	Wells Fargo & Co.	17,458,148
		83,055,346
	Beverages — 2.7%
11,341	Boston Beer Co., Inc., Class A(a)	2,163,976
373,500	Keurig Dr. Pepper, Inc.	12,347,910
285,377	Monster Beverage Corp.(a)	17,876,015
		32,387,901
	Biotechnology — 2.3%
47,213	Alnylam Pharmaceuticals, Inc.(a)	15,395,687
53,418	CRISPR Therapeutics AG(a)	2,598,252
18,344	Regeneron Pharmaceuticals, Inc.	9,630,600
		27,624,539
	Broadline Retail — 4.0%
20,714	Alibaba Group Holding Ltd., ADR	2,349,175
211,346	Amazon.com, Inc.(a)	46,367,199
		48,716,374
	Capital Markets — 8.5%
194,800	Bank of New York Mellon Corp.	17,748,228
302,745	Charles Schwab Corp.	27,622,454
13,052	FactSet Research Systems, Inc.	5,837,899
112,400	Intercontinental Exchange, Inc.	20,622,028
10,798	MSCI, Inc.	6,227,638
81,473	SEI Investments Co.	7,321,164
176,700	State Street Corp.	18,790,278
		104,169,689
	Chemicals — 1.5%
238,700	Corteva, Inc.	17,790,311
	Consumer Finance — 1.5%
87,485	Capital One Financial Corp.	18,613,308
	Distributors — 0.9%
94,800	Genuine Parts Co.	11,500,188
	Electronic Equipment, Instruments & Components — 1.5%
106,400	TE Connectivity PLC	17,946,488
	Entertainment — 6.5%
36,759	Netflix, Inc.(a)	49,225,080
112,037	Walt Disney Co.	13,893,708
1,375,200	Warner Bros. Discovery, Inc.(a)	15,759,792
		78,878,580
	Financial Services — 4.7%
62,816	Block, Inc.(a)	4,267,091
340,000	Corebridge Financial, Inc.	12,070,000
79,900	Fiserv, Inc.(a)	13,775,559
Shares	Description	Value (†)
	Financial Services — continued
58,662	PayPal Holdings, Inc.(a)	$4,359,760
63,985	Visa, Inc., Class A	22,717,874
		57,190,284
	Health Care Equipment & Supplies — 1.4%
344,000	Baxter International, Inc.	10,416,320
12,285	Intuitive Surgical, Inc.(a)	6,675,792
		17,092,112
	Health Care Providers & Services — 3.1%
281,700	Centene Corp.(a)	15,290,676
160,200	CVS Health Corp.	11,050,596
29,900	Elevance Health, Inc.	11,629,904
		37,971,176
	Health Care Technology — 2.0%
199,065	Doximity, Inc., Class A(a)	12,210,647
40,616	Veeva Systems, Inc., Class A(a)	11,696,596
		23,907,243
	Hotels, Restaurants & Leisure — 2.7%
129,200	Airbnb, Inc., Class A(a)	17,098,328
83,657	Starbucks Corp.	7,665,491
78,675	Yum China Holdings, Inc.	3,517,559
27,764	Yum! Brands, Inc.	4,114,070
		32,395,448
	Insurance — 2.9%
206,700	American International Group, Inc.	17,691,453
58,500	Willis Towers Watson PLC	17,930,250
		35,621,703
	Interactive Media & Services — 8.5%
283,220	Alphabet, Inc., Class A	49,911,861
23,010	Alphabet, Inc., Class C	4,081,744
67,958	Meta Platforms, Inc., Class A	50,159,120
		104,152,725
	IT Services — 1.0%
103,676	Shopify, Inc., Class A(a)	11,959,027
	Life Sciences Tools & Services — 1.4%
35,531	Illumina, Inc.(a)	3,390,013
90,000	IQVIA Holdings, Inc.(a)	14,183,100
		17,573,113
	Machinery — 1.9%
46,162	Deere & Co.	23,472,915
	Media — 1.5%
43,300	Charter Communications, Inc., Class A(a)	17,701,473
	Oil, Gas & Consumable Fuels — 4.5%
215,300	ConocoPhillips	19,321,022
135,938	EOG Resources, Inc.	16,259,544
164,000	Phillips 66	19,565,200
		55,145,766
	Passenger Airlines — 1.4%
342,500	Delta Air Lines, Inc.	16,844,150
	Pharmaceuticals — 2.1%
132,900	Merck & Co., Inc.	10,520,364
33,058	Novartis AG, ADR	4,000,349
105,828	Novo Nordisk AS, ADR	7,304,248
99,921	Roche Holding AG, ADR	4,072,780
		25,897,741
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Natixis U.S. Equity Opportunities Fund (continued)
Shares	Description	Value (†)
	Professional Services — 1.3%
61,800	Equifax, Inc.	$16,029,066
	Real Estate Management & Development — 1.4%
126,300	CBRE Group, Inc., Class A(a)	17,697,156
	Semiconductors & Semiconductor Equipment — 6.5%
84,798	ARM Holdings PLC, ADR(a)	13,715,228
374,720	NVIDIA Corp.	59,202,013
41,443	QUALCOMM, Inc.	6,600,212
		79,517,453
	Software — 6.7%
51,223	Autodesk, Inc.(a)	15,857,104
34,129	Microsoft Corp.	16,976,106
145,941	Oracle Corp.	31,907,081
35,120	Salesforce, Inc.	9,576,873
32,958	Workday, Inc., Class A(a)	7,909,920
		82,227,084
	Textiles, Apparel & Luxury Goods — 0.2%
328,018	Under Armour, Inc., Class A(a)	2,240,363
	Total Common Stocks (Identified Cost $714,346,481)	1,202,168,302

Principal Amount
Short-Term Investments — 1.4%
$17,085,487	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $17,086,863 on 7/01/2025 collateralized by $5,658,200 U.S. Treasury Note, 3.750% due 4/15/2028 valued at $5,704,495; $11,548,200 U.S. Treasury Note, 4.125% due 10/31/2027 valued at $11,722,840 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $17,085,487)	17,085,487
	Total Investments — 100.0% (Identified Cost $731,431,968)	1,219,253,789
	Other assets less liabilities — 0.0%	488,478
	Net Assets — 100.0%	$1,219,742,267

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 99.1% of Net Assets
	Aerospace & Defense — 4.9%
6,685	Axon Enterprise, Inc.(a)	$5,534,779
87,570	Embraer SA, ADR	4,983,609
		10,518,388
	Banks — 5.9%
49,655	Comerica, Inc.	2,961,921
61,230	Western Alliance Bancorp	4,774,715
92,530	Zions Bancorp NA	4,806,008
		12,542,644
	Building Products — 1.6%
13,545	Allegion PLC	1,952,106
28,335	Trex Co., Inc.(a)	1,540,857
		3,492,963
	Capital Markets — 6.7%
9,615	ARES Management Corp., Class A	1,665,318
161,610	Blue Owl Capital, Inc.	3,104,528
40,335	Nasdaq, Inc.	3,606,756
40,355	Tradeweb Markets, Inc., Class A	5,907,972
		14,284,574
	Commercial Services & Supplies — 1.3%
10,765	Republic Services, Inc.	2,654,757
	Communications Equipment — 1.6%
42,375	Ciena Corp.(a)	3,446,359
	Construction Materials — 2.7%
22,445	Vulcan Materials Co.	5,854,105
	Consumer Finance — 1.9%
61,790	Synchrony Financial	4,123,865
	Consumer Staples Distribution & Retail — 4.3%
40,175	BJ's Wholesale Club Holdings, Inc.(a)	4,332,070
55,020	Performance Food Group Co.(a)	4,812,600
		9,144,670
	Electric Utilities — 3.7%
64,390	Alliant Energy Corp.	3,893,663
59,650	Evergy, Inc.	4,111,675
		8,005,338
	Electrical Equipment — 9.7%
14,870	AMETEK, Inc.	2,690,875
8,330	GE Vernova, Inc.	4,407,819
16,600	Hubbell, Inc.	6,779,606
10,035	Rockwell Automation, Inc.	3,333,326
28,375	Vertiv Holdings Co., Class A	3,643,634
		20,855,260
	Electronic Equipment, Instruments & Components — 5.7%
5,830	CDW Corp.	1,041,180
79,690	Coherent Corp.(a)	7,109,145
14,005	Fabrinet(a)	4,126,993
		12,277,318
	Energy Equipment & Services — 1.0%
59,530	TechnipFMC PLC	2,050,213
	Ground Transportation — 1.1%
18,770	XPO, Inc.(a)	2,370,463
	Hotels, Restaurants & Leisure — 2.6%
43,150	Carnival Corp.(a)	1,213,378
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
7,280	Domino's Pizza, Inc.	$3,280,368
3,690	Royal Caribbean Cruises Ltd.	1,155,487
		5,649,233
	Household Durables — 2.7%
20,970	DR Horton, Inc.	2,703,452
27,390	Toll Brothers, Inc.	3,126,021
		5,829,473
	Independent Power & Renewable Electricity Producers — 2.0%
22,345	Vistra Corp.	4,330,684
	Industrial REITs — 1.6%
20,740	EastGroup Properties, Inc.	3,466,069
	Insurance — 2.4%
26,215	Reinsurance Group of America, Inc.	5,200,007
	Life Sciences Tools & Services — 0.8%
14,870	Agilent Technologies, Inc.	1,754,809
	Machinery — 9.1%
15,825	Crane Co.	3,005,009
51,280	Flowserve Corp.	2,684,508
61,710	Helios Technologies, Inc.	2,059,262
20,465	Lincoln Electric Holdings, Inc.	4,242,804
4,600	Parker-Hannifin Corp.	3,212,962
20,485	Westinghouse Air Brake Technologies Corp.	4,288,535
		19,493,080
	Multi-Utilities — 3.7%
56,555	CMS Energy Corp.	3,918,130
38,885	WEC Energy Group, Inc.	4,051,817
		7,969,947
	Oil, Gas & Consumable Fuels — 1.0%
51,080	Range Resources Corp.	2,077,424
	Professional Services — 3.5%
7,295	CACI International, Inc., Class A(a)	3,477,527
47,435	SS&C Technologies Holdings, Inc.	3,927,618
		7,405,145
	Real Estate Management & Development — 1.4%
262,430	Cushman & Wakefield PLC(a)	2,905,100
	Semiconductors & Semiconductor Equipment — 3.8%
55,185	Marvell Technology, Inc.	4,271,319
5,275	Monolithic Power Systems, Inc.	3,858,029
		8,129,348
	Software — 2.1%
7,375	Tyler Technologies, Inc.(a)	4,372,195
	Specialized REITs — 0.9%
13,405	Extra Space Storage, Inc.	1,976,433
	Specialty Retail — 7.4%
236,255	American Eagle Outfitters, Inc.	2,272,773
1,053	AutoZone, Inc.(a)	3,908,978
26,730	Burlington Stores, Inc.(a)	6,218,467
43,985	Floor & Decor Holdings, Inc., Class A(a)	3,341,101
		15,741,319
	Trading Companies & Distributors — 2.0%
32,935	Herc Holdings, Inc.	4,337,210
	Total Common Stocks (Identified Cost $171,857,368)	212,258,393
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Vaughan Nelson Mid Cap Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.2%
$2,482,688	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $2,482,888 on 7/01/2025 collateralized by $2,532,200 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $2,532,454 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,482,688)	$2,482,688
	Total Investments — 100.3% (Identified Cost $174,340,056)	214,741,081
	Other assets less liabilities — (0.3)%	(568,422)
	Net Assets — 100.0%	$214,172,659

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REITs	Real Estate Investment Trusts
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Vaughan Nelson Small Cap Fund*

Shares	Description	Value (†)
Common Stocks — 91.6% of Net Assets
	Aerospace & Defense — 4.9%
104,780	BWX Technologies, Inc.	$15,094,607
289,660	Hexcel Corp.	16,362,893
133,970	Huntington Ingalls Industries, Inc.	32,348,396
		63,805,896
	Air Freight & Logistics — 2.0%
538,840	GXO Logistics, Inc.(a)	26,241,508
	Banks — 15.0%
974,345	Cadence Bank	31,159,553
576,221	Comerica, Inc.	34,371,583
270,577	Cullen/Frost Bankers, Inc.	34,779,967
423,059	Prosperity Bancshares, Inc.	29,715,664
447,008	Western Alliance Bancorp	34,857,684
626,105	Zions Bancorp NA	32,519,894
		197,404,345
	Beverages — 0.7%
77,290	Coca-Cola Consolidated, Inc.	8,629,429
	Biotechnology — 0.8%
605,450	ADMA Biologics, Inc.(a)	11,025,245
	Capital Markets — 2.8%
825,930	Artisan Partners Asset Management, Inc., Class A	36,613,477
	Chemicals — 4.0%
1,350,491	Element Solutions, Inc.	30,588,621
153,072	Hawkins, Inc.	21,751,531
		52,340,152
	Commercial Services & Supplies — 1.5%
85,865	Clean Harbors, Inc.(a)	19,850,271
	Communications Equipment — 1.7%
276,455	Ciena Corp.(a)	22,484,085
	Construction & Engineering — 1.6%
63,100	Valmont Industries, Inc.	20,606,567
	Construction Materials — 1.6%
103,165	Eagle Materials, Inc.	20,850,678
	Consumer Finance — 2.0%
194,681	FirstCash Holdings, Inc.	26,309,190
	Containers & Packaging — 1.6%
380,040	Silgan Holdings, Inc.	20,590,567
	Electronic Equipment, Instruments & Components — 4.2%
162,955	Celestica, Inc.(a)	25,438,905
331,405	Coherent Corp.(a)	29,564,640
		55,003,545
	Gas Utilities — 3.0%
410,810	Northwest Natural Holding Co.	16,317,373
310,005	Spire, Inc.	22,627,265
		38,944,638
	Health Care Equipment & Supplies — 0.9%
190,740	Globus Medical, Inc., Class A(a)	11,257,475
	Hotels, Restaurants & Leisure — 2.8%
51,565	Light & Wonder, Inc.(a)	4,963,647
605,128	Red Rock Resorts, Inc., Class A	31,484,810
		36,448,457
	Household Durables — 2.6%
191,730	Installed Building Products, Inc.	34,572,754
Shares	Description	Value (†)
	Industrial REITs — 1.8%
668,212	STAG Industrial, Inc.	$24,242,731
	Insurance — 4.5%
156,060	Hanover Insurance Group, Inc.	26,509,912
374,731	Selective Insurance Group, Inc.	32,470,441
		58,980,353
	Life Sciences Tools & Services — 1.4%
452,280	Bruker Corp.	18,633,936
	Machinery — 6.2%
157,700	Federal Signal Corp.	16,782,434
221,680	JBT Marel Corp.	26,659,237
102,469	Lincoln Electric Holdings, Inc.	21,243,873
68,875	Watts Water Technologies, Inc., Class A	16,935,674
		81,621,218
	Marine Transportation — 2.1%
239,940	Kirby Corp.(a)	27,211,595
	Oil, Gas & Consumable Fuels — 4.6%
721,470	Antero Resources Corp.(a)	29,060,812
225,105	Matador Resources Co.	10,742,011
445,337	Murphy Oil Corp.	10,020,082
783,245	Permian Resources Corp.	10,667,797
		60,490,702
	Professional Services — 1.2%
217,995	TriNet Group, Inc.	15,944,154
	Real Estate Management & Development — 2.6%
3,103,245	Cushman & Wakefield PLC(a)	34,352,922
	Retail REITs — 1.3%
403,961	NNN REIT, Inc.	17,443,036
	Software — 1.1%
1,510,770	CCC Intelligent Solutions Holdings, Inc.(a)	14,216,346
	Specialty Retail — 3.5%
824,318	Valvoline, Inc.(a)	31,216,923
704,210	Warby Parker, Inc., Class A(a)	15,443,325
		46,660,248
	Textiles, Apparel & Luxury Goods — 1.5%
413,675	Gildan Activewear, Inc.	20,369,357
	Trading Companies & Distributors — 6.1%
146,074	GATX Corp.	22,431,124
127,560	Herc Holdings, Inc.	16,798,376
346,435	Rush Enterprises, Inc., Class A	17,844,867
126,660	WESCO International, Inc.	23,457,432
		80,531,799
	Total Common Stocks (Identified Cost $1,058,817,637)	1,203,676,676

Exchange-Traded Funds — 5.0%
418,240	iShares Russell 2000 Value ETF (Identified Cost $69,015,790)	65,981,543
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Vaughan Nelson Small Cap Fund* (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.5%
$46,793,653	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $46,797,423 on 7/01/2025 collateralized by $47,725,800 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $47,729,530 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $46,793,653)	$46,793,653
	Total Investments — 100.1% (Identified Cost $1,174,627,080)	1,316,451,872
	Other assets less liabilities — (0.1)%	(1,954,873)
	Net Assets — 100.0%	$1,314,496,999

*	Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts
See accompanying notes to financial statements.
11 |

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$24,450,821	$918,982,139	$252,602,180	$731,431,968
Net unrealized appreciation	6,444,727	169,710,327	32,011,079	487,821,821
Investments at value	30,895,548	1,088,692,466	284,613,259	1,219,253,789
Cash	—	388	—	14,094
Foreign currency at value (identified cost $78,947, $0, $1,471 and $0, respectively)	79,977	—	1,474	—
Receivable for Fund shares sold	—	2,490,533	83,916	1,507,939
Receivable from investment adviser (Note 5)	4,646	—	—	—
Receivable for securities sold	—	—	1,546,706	—
Dividends and interest receivable	25,234	745,003	301,155	615,648
Tax reclaims receivable	89,568	—	4,080,496	191,923
Prepaid expenses	283	288	288	288
TOTAL ASSETS	31,095,256	1,091,928,678	290,627,294	1,221,583,681
LIABILITIES
Payable for securities purchased	—	—	756,961	—
Payable for Fund shares redeemed	—	433,238	158,144	454,202
Foreign taxes payable (Note 2)	—	—	89,529	—
Management fees payable (Note 5)	—	504,592	146,953	652,176
Deferred Trustees’ fees (Note 5)	13,459	971,420	145,154	553,921
Administrative fees payable (Note 5)	1,084	37,232	10,065	41,766
Payable to distributor (Note 5d)	211	9,755	4,623	6,183
Audit and tax services fees payable	25,859	24,907	24,808	25,587
Other accounts payable and accrued expenses	31,779	91,737	73,954	107,579
TOTAL LIABILITIES	72,392	2,072,881	1,410,191	1,841,414
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$31,022,864	$1,089,855,797	$289,217,103	$1,219,742,267
NET ASSETS CONSIST OF:
Paid-in capital	$24,914,669	$903,698,350	$375,404,150	$688,415,576
Accumulated earnings (loss)	6,108,195	186,157,447	(86,187,047)	531,326,691
NET ASSETS	$31,022,864	$1,089,855,797	$289,217,103	$1,219,742,267
See accompanying notes to financial statements.
| 12

Statements of Assets and Liabilities (continued)
June 30, 2025 (Unaudited)
	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$521,477	$292,603,535	$126,894,391	$741,597,575
Shares of beneficial interest	45,845	9,512,390	7,721,392	16,179,049
Net asset value and redemption price per share	$11.37	$30.76	$16.43	$45.84
Offering price per share (100/94.25 of net asset value) (Note 1)	$12.06	$32.64	$17.43	$48.64
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,148	$54,966,705	$15,926,931	$26,691,691
Shares of beneficial interest	103	2,400,971	985,402	1,898,797
Net asset value and offering price per share	$11.13 *	$22.89	$16.16	$14.06
Class N shares:
Net assets	$10,894,174	$2,479,845	$419,805	$2,466,684
Shares of beneficial interest	953,769	73,443	25,653	39,594
Net asset value, offering and redemption price per share	$11.42	$33.77	$16.36	$62.30
Class Y shares:
Net assets	$19,606,065	$739,805,712	$145,975,976	$448,986,317
Shares of beneficial interest	1,717,807	21,996,420	8,921,683	7,235,326
Net asset value, offering and redemption price per share	$11.41	$33.63	$16.36	$62.05

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.
(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
13 |

Statements of Assets and Liabilities (continued)
June 30, 2025 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Fund
ASSETS
Investments at cost	$174,340,056	$1,174,627,080
Net unrealized appreciation	40,401,025	141,824,792
Investments at value	214,741,081	1,316,451,872
Cash	—	28
Receivable for Fund shares sold	153,539	4,708,338
Receivable for securities sold	1,039,177	—
Dividends and interest receivable	103,164	1,386,636
Prepaid expenses	288	288
TOTAL ASSETS	216,037,249	1,322,547,162
LIABILITIES
Payable for securities purchased	1,188,121	6,048,319
Payable for Fund shares redeemed	189,312	713,942
Management fees payable (Note 5)	110,924	846,226
Deferred Trustees’ fees (Note 5)	295,663	251,544
Administrative fees payable (Note 5)	7,551	45,420
Payable to distributor (Note 5d)	1,997	16,304
Audit and tax services fees payable	25,582	24,966
Other accounts payable and accrued expenses	45,440	103,442
TOTAL LIABILITIES	1,864,590	8,050,163
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$214,172,659	$1,314,496,999
NET ASSETS CONSIST OF:
Paid-in capital	$149,346,935	$1,215,226,074
Accumulated earnings	64,825,724	99,270,925
NET ASSETS	$214,172,659	$1,314,496,999
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$40,785,498	$278,615,763
Shares of beneficial interest	1,715,916	14,528,023
Net asset value and redemption price per share	$23.77	$19.18
Offering price per share (100/94.25 of net asset value) (Note 1)	$25.22	$20.35
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,250,400	$11,942,669
Shares of beneficial interest	108,671	1,872,410
Net asset value and offering price per share	$20.71	$6.38
Class N shares:
Net assets	$42,655,180	$172,059,093
Shares of beneficial interest	1,752,766	8,385,278
Net asset value, offering and redemption price per share	$24.34	$20.52
Class Y shares:
Net assets	$128,481,581	$851,879,474
Shares of beneficial interest	5,271,502	41,591,236
Net asset value, offering and redemption price per share	$24.37	$20.48

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 14

Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$302,806	$8,364,629	$6,826,685	$6,240,445
Interest	3,811	613,343	99,650	292,573
Less net foreign taxes withheld	(23,303)	(18,595)	(530,589)	(46,538)
	283,314	8,959,377	6,395,746	6,486,480
Expenses
Management fees (Note 5)	111,175	3,093,015	1,119,380	3,773,301
Service and distribution fees (Note 5)	561	623,218	227,337	995,722
Administrative fees (Note 5)	6,425	210,939	60,410	244,104
Trustees' fees and expenses (Note 5)	9,545	19,227	12,677	23,380
Transfer agent fees and expenses (Notes 5, 6 and 7)	15,373	433,997	182,202	342,096
Audit and tax services fees	23,581	22,979	25,903	23,636
Custodian fees and expenses	7,319	13,086	33,653	20,244
Interest expense (Note 11)	246	—	5,204	996
Legal fees	892	26,260	7,958	30,342
Registration fees	31,769	69,365	51,384	78,164
Shareholder reporting expenses	11,988	41,567	7,230	27,239
Miscellaneous expenses	29,623	33,487	45,873	41,816
Total expenses	248,497	4,587,140	1,779,211	5,601,040
Less waiver and/or expense reimbursement (Note 5)	(108,165)	(154,447)	(290,159)	(850)
Less expense offset (Note 7)	(1,272)	(14,743)	(2,654)	(19,976)
Net expenses	139,060	4,417,950	1,486,398	5,580,214
Net investment income	144,254	4,541,427	4,909,348	906,266
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	(110,109)	21,009,474	7,491,964	49,373,631
Foreign currency transactions (Note 2c)	5,811	—	(36,812)	—
Net change in unrealized appreciation (depreciation) on:
Investments	2,495,847	32,649,558	38,244,027	47,888,405
Foreign currency translations (Note 2c)	12,152	—	489,811	—
Net realized and unrealized gain on Investments and Foreign currency transactions	2,403,701	53,659,032	46,188,990	97,262,036
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,547,955	$58,200,459	$51,098,338	$98,168,302
See accompanying notes to financial statements.
15 |

Statements of Operations (continued)
For the Six Months Ended June 30, 2025 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Fund
INVESTMENT INCOME
Dividends	$1,291,456	$13,269,994
Interest	65,039	965,447
Less net foreign taxes withheld	—	(29,929)
	1,356,495	14,205,512
Expenses
Management fees (Note 5)	832,913	5,356,012
Service and distribution fees (Note 5)	61,383	332,460
Administrative fees (Note 5)	48,136	273,173
Trustees' fees and expenses (Note 5)	10,815	27,903
Transfer agent fees and expenses (Notes 5, 6 and 7)	95,811	686,232
Audit and tax services fees	23,405	23,035
Custodian fees and expenses	6,221	19,547
Interest expense (Note 11)	610	—
Legal fees	6,340	36,243
Registration fees	39,947	80,089
Shareholder reporting expenses	15,977	95,409
Miscellaneous expenses	22,301	42,754
Total expenses	1,163,859	6,972,857
Less waiver and/or expense reimbursement (Note 5)	(112,426)	(366,910)
Less expense offset (Note 7)	(2,156)	(16,615)
Net expenses	1,049,277	6,589,332
Net investment income	307,218	7,616,180
Net realized and unrealized gain (loss) on Investments
Net realized gain (loss) on:
Investments	25,089,099	(41,484,859)
Net change in unrealized appreciation (depreciation) on:
Investments	(18,352,678)	11,279,779
Net realized and unrealized gain (loss) on Investments	6,736,421	(30,205,080)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,043,639	$(22,588,900)
See accompanying notes to financial statements.
| 16

Statements of Changes in Net Assets

	Loomis Sayles International Growth Fund		Natixis Oakmark Fund
	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024
FROM OPERATIONS:
Net investment income	$144,254	$186,675	$4,541,427	$7,889,231
Net realized gain (loss) on investments and foreign currency transactions	(104,298)	561,449	21,009,474	56,970,368
Net change in unrealized appreciation on investments and foreign currency translations	2,507,999	4,343,656	32,649,558	54,122,326
Net increase in net assets resulting from operations	2,547,955	5,091,780	58,200,459	118,981,925
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(5,979)	(1,516)	(4,811,663)	(18,798,910)
Class C	(14)	—	(1,189,739)	(4,334,342)
Class N	(135,038)	(71,151)	(33,723)	(100,842)
Class Y	(248,244)	(117,292)	(10,035,428)	(32,229,887)
Total distributions	(389,275)	(189,959)	(16,070,553)	(55,463,981)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(198,907)	(6,562,742)	176,186,029	170,530,283
Net increase (decrease) in net assets	1,959,773	(1,660,921)	218,315,935	234,048,227
NET ASSETS
Beginning of the period	29,063,091	30,724,012	871,539,862	637,491,635
End of the period	$31,022,864	$29,063,091	$1,089,855,797	$871,539,862
See accompanying notes to financial statements.
17 |

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund		Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024
FROM OPERATIONS:
Net investment income	$4,909,348	$6,871,105	$906,266	$1,631,604
Net realized gain on investments and foreign currency transactions	7,455,152	14,816,126	49,373,631	109,514,055
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	38,733,838	(37,566,327)	47,888,405	125,258,245
Net increase (decrease) in net assets resulting from operations	51,098,338	(15,879,096)	98,168,302	236,403,904
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(3,243,144)	(16,755,707)	(42,783,994)
Class C	—	(343,633)	(1,889,428)	(4,757,892)
Class N	—	(13,014)	(40,036)	(111,145)
Class Y	—	(4,519,229)	(7,294,320)	(18,605,636)
Total distributions	—	(8,119,020)	(25,979,491)	(66,258,667)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(30,891,878)	(95,623,559)	18,899,123	(6,952,176)
Net increase (decrease) in net assets	20,206,460	(119,621,675)	91,087,934	163,193,061
NET ASSETS
Beginning of the period	269,010,643	388,632,318	1,128,654,333	965,461,272
End of the period	$289,217,103	$269,010,643	$1,219,742,267	$1,128,654,333
See accompanying notes to financial statements.
| 18

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Mid Cap Fund		Vaughan Nelson Small Cap Fund
	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024
FROM OPERATIONS:
Net investment income	$307,218	$399,897	$7,616,180	$10,470,553
Net realized gain (loss) on investments	25,089,099	39,420,826	(41,484,859)	11,572,406
Net change in unrealized appreciation (depreciation) on investments	(18,352,678)	5,400,104	11,279,779	28,499,529
Net increase (decrease) in net assets resulting from operations	7,043,639	45,220,827	(22,588,900)	50,542,488
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,580,263)	(4,677,497)	—	(2,131,162)
Class C	(111,576)	(297,120)	—	(492,839)
Class N	(1,964,583)	(5,450,517)	—	(1,725,379)
Class Y	(5,011,704)	(15,866,769)	—	(14,093,624)
Total distributions	(8,668,126)	(26,291,903)	—	(18,443,004)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(27,411,035)	(26,374,992)	116,802,073	536,052,143
Net increase (decrease) in net assets	(29,035,522)	(7,446,068)	94,213,173	568,151,627
NET ASSETS
Beginning of the period	243,208,181	250,654,249	1,220,283,826	652,132,199
End of the period	$214,172,659	$243,208,181	$1,314,496,999	$1,220,283,826
See accompanying notes to financial statements.
19 |

Financial Highlights
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.60	$9.42	$7.84	$9.57	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	0.03 (b)	0.01	0.02	(0.01)	0.01
Net realized and unrealized gain (loss)	0.87	1.20	1.60	(1.71)	(0.41)	0.13
Total from Investment Operations	0.91	1.23	1.61	(1.69)	(0.42)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.05)	(0.03)	(0.04)	(0.01)	(0.01)
Net realized capital gains	(0.14)	—	—	—	(0.13)	—
Total Distributions	(0.14)	(0.05)	(0.03)	(0.04)	(0.14)	(0.01)
Net asset value, end of the period	$11.37	$10.60	$9.42	$7.84	$9.57	$10.13
Total return(c)(d)	8.85%(e)	13.09%(b)	20.56%	(17.71)%	(4.07)%	1.37%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$521	$316	$151	$125	$113	$1
Net expenses(f)	1.20%(g)	1.21%(h)	1.20%	1.20%	1.20%	1.20%(g)
Gross expenses	1.97%(g)(i)	1.75%(h)	1.87%	2.05%	2.71%	13.05%(g)
Net investment income (loss)	0.81%(g)	0.28%(b)	0.12%	0.26%	(0.07)%	1.28%(g)
Portfolio turnover rate	6%	36%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 12.98% and the ratio of net investment income to average net assets would have been 0.12%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.74%.
(i)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 1.96%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
| 20

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.42	$9.29	$7.77	$9.51	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	(0.05)(c)	(0.06)	0.02	(0.09)	0.00 (b)
Net realized and unrealized gain (loss)	0.85	1.18	1.58	(1.76)	(0.40)	0.13
Total from Investment Operations	0.85	1.13	1.52	(1.74)	(0.49)	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.00)(b)	—	—	(0.00)(b)	(0.00)(b)
Net realized capital gains	(0.14)	—	—	—	(0.13)	—
Total Distributions	(0.14)	(0.00)	—	—	(0.13)	(0.00)
Net asset value, end of the period	$11.13	$10.42	$9.29	$7.77	$9.51	$10.13
Total return(d)(e)	8.42%(f)	12.19%(c)	19.56%	(18.30)%	(4.79)%	1.33%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1	$1	$1	$1	$38	$1
Net expenses(g)	1.95%(h)	1.95%(i)	1.95%	1.95%	1.95%	1.95%(h)
Gross expenses	2.71%(h)	2.57%(i)	2.53%	2.79%	3.46%	13.78%(h)
Net investment income (loss)	(0.06)%(h)	(0.55)%(c)	(0.68)%	0.21%	(0.90)%	0.55%(h)
Portfolio turnover rate	6%	36%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 12.08% and the ratio of net investment loss to average net assets would have been (0.75)%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense of less than 0.01%.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.63	$9.44	$7.85	$9.58	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.05 (b)	0.04	0.05	0.03	0.01
Net realized and unrealized gain (loss)	0.87	1.21	1.61	(1.72)	(0.42)	0.13
Total from Investment Operations	0.93	1.26	1.65	(1.67)	(0.39)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.07)	(0.06)	(0.06)	(0.03)	(0.01)
Net realized capital gains	(0.14)	—	—	—	(0.13)	—
Total Distributions	(0.14)	(0.07)	(0.06)	(0.06)	(0.16)	(0.01)
Net asset value, end of the period	$11.42	$10.63	$9.44	$7.85	$9.58	$10.13
Total return(c)	9.01%(d)	13.36%(b)	20.99%	(17.47)%	(3.77)%	1.38%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$10,894	$10,089	$25,661	$21,331	$22,953	$15,206
Net expenses(e)	0.90%(f)	0.90%(g)	0.90%	0.90%	0.90%	0.90%(f)
Gross expenses	1.59%(f)	1.39%(g)	1.47%	1.67%	1.58%	6.48%(f)
Net investment income	1.02%(f)	0.47%(b)	0.41%	0.62%	0.29%	1.43%(f)
Portfolio turnover rate	6%	36%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been 13.26% and the ratio of net investment income to average net assets would have been 0.29%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense of less than 0.01%.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class Y
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.63	$9.44	$7.85	$9.58	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.06 (b)	0.03	0.04	0.02	0.01
Net realized and unrealized gain (loss)	0.87	1.20	1.61	(1.72)	(0.41)	0.13
Total from Investment Operations	0.92	1.26	1.64	(1.68)	(0.39)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.07)	(0.05)	(0.05)	(0.03)	(0.01)
Net realized capital gains	(0.14)	—	—	—	(0.13)	—
Total Distributions	(0.14)	(0.07)	(0.05)	(0.05)	(0.16)	(0.01)
Net asset value, end of the period	$11.41	$10.63	$9.44	$7.85	$9.58	$10.13
Total return(c)	8.92%(d)	13.45%(b)	20.81%	(17.50)%	(3.81)%	1.38%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$19,606	$18,657	$4,911	$3,124	$222	$12
Net expenses(e)	0.95%(f)	0.96%(g)	0.95%	0.95%	0.95%	0.95%(f)
Gross expenses	1.72%(f)(h)	1.50%(g)	1.62%	1.80%	2.46%	12.58%(f)
Net investment income	0.95%(f)	0.54%(b)	0.32%	0.47%	0.19%	1.63%(f)
Portfolio turnover rate	6%	36%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04, total return would have been 13.23% and the ratio of net investment income to average net assets would have been 0.34%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.49%.
(h)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 1.71%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$29.51	$27.24	$21.55	$29.04	$23.20	$22.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.25	0.20	0.17	0.07	0.11 (b)
Net realized and unrealized gain (loss)	1.63	4.04	6.48	(4.00)	7.81	2.78
Total from Investment Operations	1.75	4.29	6.68	(3.83)	7.88	2.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(c)	(0.26)	(0.16)	(0.20)	(0.05)	(0.12)
Net realized capital gains	(0.50)	(1.76)	(0.83)	(3.46)	(1.99)	(2.02)
Total Distributions	(0.50)	(2.02)	(0.99)	(3.66)	(2.04)	(2.14)
Net asset value, end of the period	$30.76	$29.51	$27.24	$21.55	$29.04	$23.20
Total return(d)	6.19%(e)(f)	15.82%(e)	30.96%(e)	(13.30)%(e)	33.97%(e)	13.01%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$292,604	$289,368	$257,098	$192,750	$222,435	$170,702
Net expenses	1.03%(g)(h)	1.04%(g)(i)	1.05%(g)	1.05%(g)	1.12%(g)(j)	1.20%(k)
Gross expenses	1.06%(h)	1.09%	1.15%	1.10%	1.14%	1.20%(k)
Net investment income	0.80%(h)	0.86%	0.81%	0.65%	0.25%	0.53%(b)
Portfolio turnover rate	28%	51%	40%	69%	23%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been 12.72% and the ratio of net investment income to average net assets would have been 0.27%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2024, the expense limit decreased from 1.05% to 1.03%.
(j)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.05%.
(k)	Includes refund of prior year service fee of 0.01%.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$22.18	$20.92	$16.74	$23.50	$19.17	$18.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	0.03	0.01	(0.02)	(0.12)	(0.04)(b)
Net realized and unrealized gain (loss)	1.20	3.08	5.01	(3.23)	6.44	2.31
Total from Investment Operations	1.21	3.11	5.02	(3.25)	6.32	2.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(c)	(0.09)	(0.01)	(0.05)	(0.00)(c)	—
Net realized capital gains	(0.50)	(1.76)	(0.83)	(3.46)	(1.99)	(2.02)
Total Distributions	(0.50)	(1.85)	(0.84)	(3.51)	(1.99)	(2.02)
Net asset value, end of the period	$22.89	$22.18	$20.92	$16.74	$23.50	$19.17
Total return(d)	5.79%(e)(f)	14.95%(e)	29.99%(e)	(13.97)%(e)	32.99%(e)	12.15%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$54,967	$55,187	$55,880	$51,987	$50,042	$35,940
Net expenses	1.78%(g)(h)	1.79%(g)(i)	1.80%(g)	1.80%(g)	1.87%(g)(j)	1.95%
Gross expenses	1.81%(h)	1.84%	1.90%	1.85%	1.89%	1.95%
Net investment income (loss)	0.05%(h)	0.11%	0.05%	(0.10)%	(0.49)%	(0.23)%(b)
Portfolio turnover rate	28%	51%	40%	69%	23%	22%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 11.85% and the ratio of net investment loss to average net assets would have been (0.46)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2024, the expense limit decreased from 1.80% to 1.78%.
(j)	Effective July 1, 2021, the expense limit decreased from 2.05% to 1.80%.
See accompanying notes to financial statements.
25 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$32.29	$29.63	$23.36	$31.13	$24.72	$23.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.38	0.30	0.26	0.23	0.18 (b)
Net realized and unrealized gain (loss)	1.80	4.39	7.03	(4.29)	8.31	2.98
Total from Investment Operations	1.98	4.77	7.33	(4.03)	8.54	3.16
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(c)	(0.35)	(0.23)	(0.28)	(0.14)	(0.20)
Net realized capital gains	(0.50)	(1.76)	(0.83)	(3.46)	(1.99)	(2.02)
Total Distributions	(0.50)	(2.11)	(1.06)	(3.74)	(2.13)	(2.22)
Net asset value, end of the period	$33.77	$32.29	$29.63	$23.36	$31.13	$24.72
Total return(d)	6.37%(e)	16.17%	31.35%	(13.06)%	34.54%	13.41%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,480	$1,718	$647	$517	$682	$364
Net expenses(f)	0.73%(g)	0.74%(h)	0.75%	0.75%	0.80%(i)	0.86%
Gross expenses	0.87%(g)(j)	0.89%(k)	1.03%	0.93%	1.55%	1.05%
Net investment income	1.11%(g)	1.16%	1.11%	0.93%	0.79%	0.85%(b)
Portfolio turnover rate	28%	51%	40%	69%	23%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.14, total return would have been 13.13% and the ratio of net investment income to average net assets would have been 0.67%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2024, the expense limit decreased from 0.75% to 0.73%.
(i)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.75%.
(j)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 0.84%. See Note 7 of Notes to Financial Statements.
(k)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 0.87%.
See accompanying notes to financial statements.
| 26

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$32.18	$29.53	$23.29	$31.04	$24.68	$23.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.36	0.31	0.25	0.17	0.17 (b)
Net realized and unrealized gain (loss)	1.78	4.39	6.98	(4.28)	8.31	2.95
Total from Investment Operations	1.95	4.75	7.29	(4.03)	8.48	3.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(c)	(0.34)	(0.22)	(0.26)	(0.13)	(0.17)
Net realized capital gains	(0.50)	(1.76)	(0.83)	(3.46)	(1.99)	(2.02)
Total Distributions	(0.50)	(2.10)	(1.05)	(3.72)	(2.12)	(2.19)
Net asset value, end of the period	$33.63	$32.18	$29.53	$23.29	$31.04	$24.68
Total return	6.30%(d)(e)	16.13%(d)	31.28%(d)	(13.10)%(d)	34.35%(d)	13.28%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$739,806	$525,267	$323,867	$103,213	$99,008	$37,595
Net expenses	0.78%(f)(g)	0.79%(f)(h)	0.80%(f)	0.80%(f)	0.86%(f)(i)	0.95%
Gross expenses	0.81%(g)	0.84%	0.90%	0.85%	0.89%	0.95%
Net investment income	1.07%(g)	1.12%	1.13%	0.89%	0.56%	0.79%(b)
Portfolio turnover rate	28%	51%	40%	69%	23%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12, total return would have been 13.00% and the ratio of net investment income to average net assets would have been 0.55%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2024, the expense limit decreased from 0.80% to 0.78%.
(i)	Effective July 1, 2021, the expense limit decreased from 1.05% to 0.80%.
See accompanying notes to financial statements.
27 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$13.49	$14.64	$12.52	$15.15	$14.15	$13.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.26	0.26	0.26 (b)	0.19	0.27 (c)	(0.00)(d)
Net realized and unrealized gain (loss)	2.68	(1.01)	2.11	(2.60)	0.96	0.55 (e)
Total from Investment Operations	2.94	(0.75)	2.37	(2.41)	1.23	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.40)	(0.25)	(0.22)	(0.23)	(0.03)
Net asset value, end of the period	$16.43	$13.49	$14.64	$12.52	$15.15	$14.15
Total return(f)(g)	21.79%(h)	(5.13)%	18.94%(b)	(15.91)%	8.73%(c)	4.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$126,894	$111,397	$142,825	$120,316	$152,900	$131,630
Net expenses(i)	1.15%(j)(k)	1.15%	1.15%	1.15%	1.17%(l)	1.29%(m)
Gross expenses	1.36%(j)(k)	1.38%	1.37%	1.38%	1.34%	1.36%
Net investment income (loss)	3.53%(k)	1.84%	1.84%(b)	1.48%	1.73%(c)	(0.03)%
Portfolio turnover rate	29%	35%	26%	33%	37%	63%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.25, total return would have been 18.78% and the ratio of net investment income to average net assets would have been 1.74%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.13, total return would have been 7.74% and the ratio of net investment income to average net assets would have been 0.84%.

(d)	Amount rounds to less than $0.01 per share.
(e)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(f)	A sales charge for Class A shares is not reflected in total return calculations.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	Periods less than one year are not annualized.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Includes interest expense of less than 0.01%.
(k)	Computed on an annualized basis for periods less than one year.
(l)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
(m)	Effective July 1, 2020, the expense limit decreased from 1.37% to 1.20%.
See accompanying notes to financial statements.
| 28

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$13.31	$14.42	$12.31	$14.86	$13.85	$13.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.19	0.15	0.16 (b)	0.10	0.13 (c)	(0.08)
Net realized and unrealized gain (loss)	2.66	(1.00)	2.06	(2.55)	0.97	0.52 (d)
Total from Investment Operations	2.85	(0.85)	2.22	(2.45)	1.10	0.44
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.26)	(0.11)	(0.10)	(0.09)	—
Net asset value, end of the period	$16.16	$13.31	$14.42	$12.31	$14.86	$13.85
Total return(e)(f)	21.41%(g)	(5.88)%	18.01%(b)	(16.50)%	7.92%(c)	3.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$15,927	$17,235	$28,598	$39,202	$69,335	$96,772
Net expenses(h)	1.90%(i)(j)	1.90%	1.90%	1.90%	1.93%(k)	2.05%(l)
Gross expenses	2.11%(i)(j)	2.13%	2.12%	2.13%	2.09%	2.11%
Net investment income (loss)	2.64%(j)	1.08%	1.18%(b)	0.78%	0.85%(c)	(0.76)%
Portfolio turnover rate	29%	35%	26%	33%	37%	63%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.15, total return would have been 17.85% and the ratio of net investment income to average net assets would have been 1.10%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.02, total return would have been 6.98% and the ratio of net investment income to average net assets would have been 0.13%.

(d)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes interest expense of less than 0.01%.
(j)	Computed on an annualized basis for periods less than one year.
(k)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
(l)	Effective July 1, 2020, the expense limit decreased from 2.12% to 1.95%.
See accompanying notes to financial statements.
29 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$13.42	$14.57	$12.46	$15.08	$14.09	$13.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.24	0.29 (b)	0.32	0.38 (c)	0.04
Net realized and unrealized gain (loss)	2.66	(0.94)	2.11	(2.68)	0.89	0.56 (d)
Total from Investment Operations	2.94	(0.70)	2.40	(2.36)	1.27	0.60
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.45)	(0.29)	(0.26)	(0.28)	(0.07)
Net asset value, end of the period	$16.36	$13.42	$14.57	$12.46	$15.08	$14.09
Total return(e)	21.98%(f)	(4.82)%	19.30%(b)	(15.65)%	9.01%(c)	4.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$420	$407	$348	$222	$704	$290
Net expenses(g)	0.86%(h)(i)	0.85%	0.85%	0.85%	0.87%(j)	0.92%(k)
Gross expenses	1.35%(h)(i)(l)	1.21%(m)	1.44%	1.01%	1.25%	1.17%
Net investment income	3.83%(i)	1.69%	2.08%(b)	2.56%	2.49%(c)	0.37%
Portfolio turnover rate	29%	35%	26%	33%	37%	63%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.27, total return would have been 19.14% and the ratio of net investment income to average net assets would have been 1.95%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.11, total return would have been 8.09% and the ratio of net investment income to average net assets would have been 0.70%.

(d)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.85% and the ratio of gross expenses would have been 1.33%.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(k)	Effective July 1, 2020, the expense limit decreased from 1.07% to 0.90%.
(l)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 1.33%. See Note 7 of Notes to Financial Statements.
(m)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 1.19%.
See accompanying notes to financial statements.
| 30

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$13.41	$14.56	$12.45	$15.07	$14.08	$13.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.29	0.29 (b)	0.22	0.30 (c)	0.04
Net realized and unrealized gain (loss)	2.68	(1.00)	2.11	(2.58)	0.96	0.55 (d)
Total from Investment Operations	2.95	(0.71)	2.40	(2.36)	1.26	0.59
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.44)	(0.29)	(0.26)	(0.27)	(0.07)
Net asset value, end of the period	$16.36	$13.41	$14.56	$12.45	$15.07	$14.08
Total return(e)	22.00%(f)	(4.89)%	19.26%(b)	(15.71)%	8.97%(c)	4.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$145,976	$139,971	$216,862	$200,175	$312,930	$275,468
Net expenses(g)	0.90%(h)(i)	0.90%	0.90%	0.90%	0.92%(j)	1.03%(k)
Gross expenses	1.11%(h)(i)	1.13%	1.12%	1.13%	1.09%	1.11%
Net investment income	3.62%(i)	2.04%	2.08%(b)	1.66%	1.96%(c)	0.41%
Portfolio turnover rate	29%	35%	26%	33%	37%	63%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.28, total return would have been 19.18% and the ratio of net investment income to average net assets would have been 1.98%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.17, total return would have been 8.04% and the ratio of net investment income to average net assets would have been 1.07%.

(d)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes interest expense of less than 0.01%.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(k)	Effective July 1, 2020, the expense limit decreased from 1.12% to 0.95%.
See accompanying notes to financial statements.
31 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$43.26	$36.73	$29.01	$43.12	$39.04	$36.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.04	0.04	0.03	(0.11)	(0.05)
Net realized and unrealized gain (loss)	3.61	9.26	10.66	(8.89)	8.99	7.66
Total from Investment Operations	3.63	9.30	10.70	(8.86)	8.88	7.61
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.05)	(0.03)	(0.03)	—	—
Net realized capital gains	(1.05)	(2.72)	(2.95)	(5.22)	(4.80)	(5.10)
Total Distributions	(1.05)	(2.77)	(2.98)	(5.25)	(4.80)	(5.10)
Net asset value, end of the period	$45.84	$43.26	$36.73	$29.01	$43.12	$39.04
Total return(b)	8.77%(c)	25.23%	37.01%	(21.15)%	23.14%	22.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$741,598	$706,644	$612,653	$512,392	$733,423	$649,754
Net expenses	1.06%(d)	1.07%	1.10%	1.12%	1.14%	1.17%
Gross expenses	1.07%(d)	1.07%	1.10%	1.12%	1.14%	1.17%
Net investment income (loss)	0.09%(d)	0.09%	0.11%	0.09%	(0.25)%	(0.14)%
Portfolio turnover rate	23%	33%	36%	46%	18%	26%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 32

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$14.09	$13.51	$12.12	$21.82	$21.89	$22.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)	(0.10)	(0.09)	(0.12)	(0.24)	(0.19)
Net realized and unrealized gain (loss)	1.07	3.41	4.43	(4.36)	4.97	4.53
Total from Investment Operations	1.02	3.31	4.34	(4.48)	4.73	4.34
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	—	—	—	—
Net realized capital gains	(1.05)	(2.72)	(2.95)	(5.22)	(4.80)	(5.10)
Total Distributions	(1.05)	(2.73)	(2.95)	(5.22)	(4.80)	(5.10)
Net asset value, end of the period	$14.06	$14.09	$13.51	$12.12	$21.82	$21.89
Total return(b)	8.39%(c)	24.32%	35.98%	(21.77)%	22.27%	21.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$26,692	$28,720	$30,479	$29,356	$57,492	$63,126
Net expenses	1.81%(d)	1.82%	1.85%	1.87%	1.89%	1.92%
Gross expenses	1.82%(d)	1.82%	1.85%	1.87%	1.89%	1.92%
Net investment loss	(0.67)%(d)	(0.65)%	(0.64)%	(0.66)%	(0.99)%	(0.87)%
Portfolio turnover rate	23%	33%	36%	46%	18%	26%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
33 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$58.31	$48.71	$37.72	$54.14	$47.84	$43.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.20	0.20	0.18	0.03	0.13
Net realized and unrealized gain (loss)	4.93	12.30	13.89	(11.23)	11.07	9.20
Total from Investment Operations	5.04	12.50	14.09	(11.05)	11.10	9.33
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.18)	(0.15)	(0.15)	—	—
Net realized capital gains	(1.05)	(2.72)	(2.95)	(5.22)	(4.80)	(5.10)
Total Distributions	(1.05)	(2.90)	(3.10)	(5.37)	(4.80)	(5.10)
Net asset value, end of the period	$62.30	$58.31	$48.71	$37.72	$54.14	$47.84
Total return(b)	8.93%(c)	25.60%	37.44%	(20.88)%	23.53%	22.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,467	$2,206	$224	$167	$177	$172
Net expenses(d)	0.76%(e)	0.76%	0.78%	0.81%	0.83%	0.84%
Gross expenses	0.84%(e)	0.82%	1.39%	1.34%	1.38%	1.13%
Net investment income	0.39%(e)	0.35%	0.43%	0.41%	0.06%	0.31%
Portfolio turnover rate	23%	33%	36%	46%	18%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 34

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$58.10	$48.54	$37.60	$53.99	$47.74	$43.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.19	0.17	0.15	0.00 (b)	0.05
Net realized and unrealized gain (loss)	4.90	12.24	13.84	(11.20)	11.05	9.23
Total from Investment Operations	5.00	12.43	14.01	(11.05)	11.05	9.28
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.15)	(0.12)	(0.12)	—	—
Net realized capital gains	(1.05)	(2.72)	(2.95)	(5.22)	(4.80)	(5.10)
Total Distributions	(1.05)	(2.87)	(3.07)	(5.34)	(4.80)	(5.10)
Net asset value, end of the period	$62.05	$58.10	$48.54	$37.60	$53.99	$47.74
Total return	8.89%(c)	25.54%	37.35%	(20.95)%	23.48%	22.36%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$448,986	$391,084	$322,106	$191,912	$284,738	$243,302
Net expenses	0.81%(d)	0.82%	0.85%	0.87%	0.89%	0.92%
Gross expenses	0.82%(d)	0.82%	0.85%	0.87%	0.89%	0.92%
Net investment income	0.34%(d)	0.34%	0.37%	0.35%	0.00 (e)	0.13%
Portfolio turnover rate	23%	33%	36%	46%	18%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
35 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$24.04	$22.76	$19.64	$22.70	$21.79	$22.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.01)	0.05	0.11	0.05	0.07
Net realized and unrealized gain (loss)	0.66	4.22	3.14	(2.53)	4.52	1.96
Total from Investment Operations	0.67	4.21	3.19	(2.42)	4.57	2.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.00)(b)	(0.07)	(0.13)	(0.04)	(0.04)
Net realized capital gains	(0.92)	(2.93)	—	(0.51)	(3.62)	(2.62)
Total Distributions	(0.94)	(2.93)	(0.07)	(0.64)	(3.66)	(2.66)
Net asset value, end of the period	$23.77	$24.04	$22.76	$19.64	$22.70	$21.79
Total return(c)(d)	3.36%(e)	18.36%	16.26%	(10.80)%	21.32%	10.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$40,785	$42,321	$38,864	$33,507	$37,849	$30,567
Net expenses(f)	1.15%(g)	1.15%	1.15%	1.15%	1.17%(h)	1.20%
Gross expenses	1.27%(g)	1.26%	1.25%	1.21%	1.23%	1.29%
Net investment income (loss)	0.08%(g)	(0.05)%	0.25%	0.55%	0.22%	0.35%
Portfolio turnover rate	96%	109%	94%	53%	71%	52%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
See accompanying notes to financial statements.
| 36

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$21.16	$20.48	$17.75	$20.58	$20.15	$21.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)	(0.18)	(0.10)	(0.04)	(0.13)	(0.08)
Net realized and unrealized gain (loss)	0.56	3.79	2.83	(2.28)	4.18	1.79
Total from Investment Operations	0.49	3.61	2.73	(2.32)	4.05	1.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.00)(b)	—	—	(0.00)(b)	—
Net realized capital gains	(0.92)	(2.93)	—	(0.51)	(3.62)	(2.62)
Total Distributions	(0.94)	(2.93)	—	(0.51)	(3.62)	(2.62)
Net asset value, end of the period	$20.71	$21.16	$20.48	$17.75	$20.58	$20.15
Total return(c)(d)	2.96%(e)	17.47%	15.38%	(11.46)%	20.44%	9.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,250	$2,426	$3,650	$7,405	$11,436	$14,023
Net expenses(f)	1.90%(g)	1.90%	1.90%	1.90%	1.93%(h)	1.95%
Gross expenses	2.02%(g)	2.01%	2.00%	1.96%	1.98%	2.04%
Net investment loss	(0.67)%(g)	(0.82)%	(0.55)%	(0.22)%	(0.56)%	(0.42)%
Portfolio turnover rate	96%	109%	94%	53%	71%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
See accompanying notes to financial statements.
37 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$24.56	$23.12	$19.95	$23.05	$22.07	$22.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.06	0.11	0.17	0.14	0.13
Net realized and unrealized gain (loss)	0.68	4.31	3.19	(2.57)	4.58	2.00
Total from Investment Operations	0.72	4.37	3.30	(2.40)	4.72	2.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.00)(b)	(0.13)	(0.19)	(0.12)	(0.10)
Net realized capital gains	(0.92)	(2.93)	—	(0.51)	(3.62)	(2.62)
Total Distributions	(0.94)	(2.93)	(0.13)	(0.70)	(3.74)	(2.72)
Net asset value, end of the period	$24.34	$24.56	$23.12	$19.95	$23.05	$22.07
Total return(c)	3.49%(d)	18.77%	16.56%	(10.54)%	21.70%	10.83%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$42,655	$52,213	$63,894	$72,804	$91,416	$17,965
Net expenses(e)	0.85%(f)	0.85%	0.85%	0.85%	0.86%(g)	0.90%
Gross expenses	0.91%(f)	0.91%	0.90%	0.87%	0.89%	0.94%
Net investment income	0.38%(f)	0.23%	0.55%	0.84%	0.55%	0.65%
Portfolio turnover rate	96%	109%	94%	53%	71%	52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
See accompanying notes to financial statements.
| 38

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class Y
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$24.60	$23.17	$19.99	$23.09	$22.10	$22.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.05	0.10	0.16	0.11	0.12
Net realized and unrealized gain (loss)	0.67	4.31	3.20	(2.57)	4.60	2.00
Total from Investment Operations	0.71	4.36	3.30	(2.41)	4.71	2.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.00)(b)	(0.12)	(0.18)	(0.10)	(0.09)
Net realized capital gains	(0.92)	(2.93)	—	(0.51)	(3.62)	(2.62)
Total Distributions	(0.94)	(2.93)	(0.12)	(0.69)	(3.72)	(2.71)
Net asset value, end of the period	$24.37	$24.60	$23.17	$19.99	$23.09	$22.10
Total return(c)	3.45%(d)	18.69%	16.52%	(10.58)%	21.65%	10.76%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$128,482	$146,248	$144,247	$148,505	$226,838	$227,501
Net expenses(e)	0.90%(f)	0.90%	0.90%	0.90%	0.93%(g)	0.95%
Gross expenses	1.02%(f)	1.01%	1.00%	0.96%	0.98%	1.04%
Net investment income	0.31%(f)	0.20%	0.49%	0.78%	0.45%	0.60%
Portfolio turnover rate	96%	109%	94%	53%	71%	52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
See accompanying notes to financial statements.
39 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$19.51	$18.88	$15.17	$17.87	$16.69	$15.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10	0.16	0.09	(0.02)	0.00 (b)(c)	0.00 (b)
Net realized and unrealized gain (loss)	(0.43)	0.75	3.67	(1.78)	4.98	1.33
Total from Investment Operations	(0.33)	0.91	3.76	(1.80)	4.98	1.33
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.14)	(0.05)	—	(0.01)	(0.00)(b)
Net realized capital gains	—	(0.14)	—	(0.90)	(3.79)	(0.09)
Total Distributions	—	(0.28)	(0.05)	(0.90)	(3.80)	(0.09)
Net asset value, end of the period	$19.18	$19.51	$18.88	$15.17	$17.87	$16.69
Total return(d)(e)	(1.69)%(f)	4.80%	24.82%	(10.19)%	30.24%(c)	8.91%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$278,616	$152,088	$111,268	$66,339	$81,493	$61,571
Net expenses(g)	1.25%(h)	1.25%	1.25%	1.25%	1.27%(i)	1.32%(j)
Gross expenses	1.32%(h)	1.31%	1.37%	1.37%	1.43%	1.53%
Net investment income (loss)	1.09%(h)	0.79%	0.53%	(0.12)%	0.01%(c)	0.02%
Portfolio turnover rate	61%	80%	72%	63%	92%	105%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05), total return would have been 29.95% and the ratio of net investment loss to average net assets would have been (0.25)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.25%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.34% to 1.30%.
See accompanying notes to financial statements.
| 40

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$6.51	$6.51	$5.30	$6.94	$8.34	$7.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	0.00 (b)	(0.01)	(0.04)	(0.06)(c)	(0.05)
Net realized and unrealized gain (loss)	(0.14)	0.26	1.28	(0.70)	2.45	0.64
Total from Investment Operations	(0.13)	0.26	1.27	(0.74)	2.39	0.59
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.12)	(0.06)	—	—	(0.00)(b)
Net realized capital gains	—	(0.14)	—	(0.90)	(3.79)	(0.09)
Total Distributions	—	(0.26)	(0.06)	(0.90)	(3.79)	(0.09)
Net asset value, end of the period	$6.38	$6.51	$6.51	$5.30	$6.94	$8.34
Total return(d)(e)	(2.00)%(f)	4.00%	23.93%	(11.01)%	29.45%(c)	8.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$11,943	$12,948	$7,988	$2,118	$966	$983
Net expenses(g)	2.00%(h)	2.00%	2.00%	2.00%	2.03%(i)	2.07%(j)
Gross expenses	2.07%(h)	2.06%	2.12%	2.12%	2.19%	2.28%
Net investment income (loss)	0.23%(h)	0.03%	(0.14)%	(0.74)%	(0.67)%(c)	(0.71)%
Portfolio turnover rate	61%	80%	72%	63%	92%	105%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10), total return would have been 29.09% and the ratio of net investment loss to average net assets would have been (0.99)%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 2.05% to 2.00%.
(j)	Effective July 1, 2020, the expense limit decreased from 2.09% to 2.05%.
See accompanying notes to financial statements.
41 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$20.84	$20.14	$16.16	$18.96	$17.52	$16.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.23	0.15	0.04	0.01 (b)	0.04
Net realized and unrealized gain (loss)	(0.46)	0.80	3.93	(1.91)	5.29	1.42
Total from Investment Operations	(0.32)	1.03	4.08	(1.87)	5.30	1.46
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.19)	(0.10)	(0.03)	(0.07)	(0.05)
Net realized capital gains	—	(0.14)	—	(0.90)	(3.79)	(0.09)
Total Distributions	—	(0.33)	(0.10)	(0.93)	(3.86)	(0.14)
Net asset value, end of the period	$20.52	$20.84	$20.14	$16.16	$18.96	$17.52
Total return	(1.54)%(c)(d)	5.08%	25.24%(c)	(9.95)%(c)	30.64%(b)(c)	9.27%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$172,059	$111,877	$2,506	$1,493	$1,383	$23
Net expenses	0.94%(e)(f)	0.95%	0.95%(e)	0.95%(e)	0.97%(e)(g)	1.02%(e)(h)
Gross expenses	0.95%(f)	0.95%	1.08%	1.10%	1.19%	6.54%
Net investment income	1.39%(f)	1.08%	0.84%	0.22%	0.03%(b)	0.31%
Portfolio turnover rate	61%	80%	72%	63%	92%	105%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 30.37% and the ratio of net investment income to average net assets would have been 0.03%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.04% to 1.00%.
See accompanying notes to financial statements.
| 42

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class Y
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$20.81	$20.11	$16.15	$18.95	$17.51	$16.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.22	0.16	0.04	0.06 (b)	0.04
Net realized and unrealized gain (loss)	(0.45)	0.80	3.89	(1.91)	5.23	1.41
Total from Investment Operations	(0.33)	1.02	4.05	(1.87)	5.29	1.45
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.18)	(0.09)	(0.03)	(0.06)	(0.04)
Net realized capital gains	—	(0.14)	—	(0.90)	(3.79)	(0.09)
Total Distributions	—	(0.32)	(0.09)	(0.93)	(3.85)	(0.13)
Net asset value, end of the period	$20.48	$20.81	$20.11	$16.15	$18.95	$17.51
Total return(c)	(1.59)%(d)	5.05%	25.10%	(9.98)%	30.61%(b)	9.23%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$851,879	$943,370	$530,371	$120,585	$66,054	$49,315
Net expenses(e)	1.00%(f)	1.00%	1.00%	1.00%	1.02%(g)	1.07%(h)
Gross expenses	1.07%(f)	1.06%	1.12%	1.12%	1.18%	1.28%
Net investment income	1.22%(f)	1.03%	0.91%	0.22%	0.28%(b)	0.26%
Portfolio turnover rate	61%	80%	72%	63%	92%	105%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 30.26% and the ratio of net investment income to average net assets would have been 0.01%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.05% to 1.00%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.09% to 1.05%.
See accompanying notes to financial statements.
43 |

Notes to Financial Statements
June 30, 2025 (Unaudited)
1.Organization. Loomis Sayles Funds II, Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds II:
Loomis Sayles International Growth Fund (“International Growth Fund”)
Natixis Funds Trust I:
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund (“U.S. Equity Opportunities Fund”)
Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund) (“Small Cap Fund”)
Natixis Funds Trust II:
Natixis Oakmark Fund
Vaughan Nelson Mid Cap Fund (“Mid Cap Fund”)
Effective May 1, 2025, the Board of Trustees approved a change in the name of Vaughan Nelson Small Cap Fund. The Fund’s investment goal and principal investment strategies will not change as a result of the name change.
Each Fund is a diversified investment company, except for International Growth Fund, which is a non-diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
| 44

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains
45 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.
f. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as capital gains taxes, deferred Trustees’ fees, forward foreign currency contract mark-to-market, distributions in excess of income and/or capital gain, distribution re-designations, foreign currency gains and losses, corporate actions, passive foreign investment company adjustments, return of capital distributions received and capital gain
| 46

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
distribution received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to capital gains taxes, wash sales, forward foreign currency contract mark-to-market, return of capital distributions received, corporate actions, deferred Trustees’ fees, deferral of EU reclaims, capital gain distribution received and passive foreign investment company adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2024 was as follows:
	2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
International Growth Fund	$189,959	$ —	$189,959
Natixis Oakmark Fund	13,340,077	42,123,904	55,463,981
Natixis Oakmark International Fund	8,119,020	—	8,119,020
U.S. Equity Opportunities Fund	2,507,799	63,750,868	66,258,667
Mid Cap Fund	3,153,693	23,138,210	26,291,903
Small Cap Fund	10,180,185	8,262,819	18,443,004
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2024, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Fund
Capital loss carryforward:
Short-term:
No expiration date	$ —	$ —	$(13,150,629)	$ —	$ —	$ —
Long-term:
No expiration date	—	—	(108,387,109)	—	—	—
Total capital loss carryforward	$—	$—	$(121,537,738)	$—	$—	$—
Late-year ordinary and post-October capital loss deferrals*	$(10,844)	$—	$(63,428)	$—	$—	$(4,631,846)

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. International Growth Fund and
Natixis Oakmark International Fund are deferring foreign currency losses and Small Cap Fund is deferring capital losses.

47 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
As of June 30, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Fund
Federal tax cost	$24,450,821	$918,982,139	$252,602,180	$731,431,968	$174,340,056	$1,174,627,080
Gross tax appreciation	$8,829,280	$198,871,889	$61,304,392	$515,126,441	$43,265,428	$159,665,013
Gross tax depreciation	(2,384,553)	(29,161,562)	(29,293,313)	(27,304,620)	(2,864,403)	(17,840,221)
Net tax appreciation	$6,444,727	$169,710,327	$32,011,079	$487,821,821	$40,401,025	$141,824,792
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
i. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All
| 48

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2025, at value:
International Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,654,843	$ —	$1,654,843
Belgium	—	549,646	—	549,646
China	3,291,723	2,234,196	—	5,525,919
Denmark	—	1,254,707	—	1,254,707
France	—	1,697,140	—	1,697,140
Germany	—	1,685,151	—	1,685,151
Japan	—	764,727	—	764,727
Macau	—	151,558	—	151,558
Netherlands	783,287	1,970,604	—	2,753,891
United Kingdom	—	1,390,412	—	1,390,412
United States	4,423,733	3,547,196	—	7,970,929
All Other Common Stocks(a)	5,164,327	—	—	5,164,327
Total Common Stocks	13,663,070	16,900,180	—	30,563,250
Short-Term Investments	—	332,298	—	332,298
Total Investments	$13,663,070	$17,232,478	$—	$30,895,548

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Natixis Oakmark Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,046,661,531	$ —	$ —	$1,046,661,531
Short-Term Investments	—	42,030,935	—	42,030,935
Total Investments	$1,046,661,531	$42,030,935	$—	$1,088,692,466

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
49 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

Natixis Oakmark International Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$ —	$5,261,763	$ —	$5,261,763
Denmark	—	4,964,982	—	4,964,982
France	—	59,414,536	—	59,414,536
Germany	—	63,581,645	—	63,581,645
India	—	2,507,349	—	2,507,349
Indonesia	—	5,354,592	—	5,354,592
Italy	—	3,120,617	—	3,120,617
Japan	—	10,546,834	—	10,546,834
Korea	—	8,370,532	—	8,370,532
Netherlands	3,217,581	18,296,158	—	21,513,739
Spain	—	1,300,532	—	1,300,532
Sweden	—	9,903,129	—	9,903,129
Switzerland	—	18,688,880	—	18,688,880
United Kingdom	—	38,910,209	—	38,910,209
All Other Common Stocks(a)	16,064,421	—	—	16,064,421
Total Common Stocks	19,282,002	250,221,758	—	269,503,760
Preferred Stocks(a)	—	5,042,340	—	5,042,340
Participatory Notes(a)	—	936,626	—	936,626
Short-Term Investments	—	9,130,533	—	9,130,533
Total Investments	$19,282,002	$265,331,257	$—	$284,613,259

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Equity Opportunities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,202,168,302	$ —	$ —	$1,202,168,302
Short-Term Investments	—	17,085,487	—	17,085,487
Total Investments	$1,202,168,302	$17,085,487	$—	$1,219,253,789

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$212,258,393	$ —	$ —	$212,258,393
Short-Term Investments	—	2,482,688	—	2,482,688
Total Investments	$212,258,393	$2,482,688	$—	$214,741,081

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 50

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

Small Cap Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,203,676,676	$ —	$ —	$1,203,676,676
Exchange-Traded Funds	65,981,543	—	—	65,981,543
Short-Term Investments	—	46,793,653	—	46,793,653
Total Investments	$1,269,658,219	$46,793,653	$—	$1,316,451,872

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the six months ended June 30, 2025, purchases and sales of securities (excluding short-term investments) were as follows:
Fund	Purchases	Sales
International Growth Fund	$1,633,522	$2,065,888
Natixis Oakmark Fund	427,586,228	264,410,234
Natixis Oakmark International Fund	78,056,992	107,572,647
U.S. Equity Opportunities Fund	261,413,503	263,879,690
Mid Cap Fund	213,906,265	248,990,016
Small Cap Fund	883,015,142	734,257,483
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to International Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, International Growth Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Natixis Oakmark Fund, Natixis Oakmark International Fund, U.S. Equity Opportunities Fund, Mid Cap Fund and Small Cap Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.75%	0.75%	0.75%	0.70%	0.70%
U.S. Equity Opportunities Fund	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Mid Cap Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.70%
Small Cap Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
U.S. Equity Opportunities Fund	Harris Loomis Sayles
Mid Cap Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Small Cap Fund	Vaughan Nelson
Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC.
51 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.52%	0.50%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.50%	0.45%	0.45%
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.51%	0.51%	0.51%	0.51%	0.51%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%	0.35%	0.35%	0.35%
Mid Cap Fund	Vaughan Nelson	0.47%	0.47%	0.47%	0.47%	0.44%
Small Cap Fund	Vaughan Nelson	0.52%	0.52%	0.52%	0.52%	0.52%
Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended June 30, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	1.20%	1.95%	0.90%	0.95%
Natixis Oakmark Fund	1.03%	1.78%	0.73%	0.78%
Natixis Oakmark International Fund	1.15%	1.90%	0.85%	0.90%
U.S. Equity Opportunities Fund	1.08%	1.83%	0.78%	0.83%
Mid Cap Fund	1.15%	1.90%	0.85%	0.90%
Small Cap Fund	1.25%	2.00%	0.95%	1.00%
Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended June 30, 2025, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
International Growth Fund	$111,175	$107,275	$3,900	0.75%	0.03%
Natixis Oakmark Fund	3,093,015	—	3,093,015	0.64%	0.64%
Natixis Oakmark International Fund	1,119,380	289,193	830,187	0.80%	0.60%
U.S. Equity Opportunities Fund	3,773,301	—	3,773,301	0.67%	0.67%
Mid Cap Fund	832,913	111,170	721,743	0.75%	0.65%
Small Cap Fund	5,356,012	—	5,356,012	0.85%	0.85%

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
| 52

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
For the six months ended June 30, 2025, class-specific expenses have been reimbursed as follows:
	Reimbursement[1]
	Class A	Class C	Class N	Class Y	Total
Natixis Oakmark Fund	$44,592	$8,392	$ —	$100,284	$153,268
Small Cap Fund	73,121	4,092	—	287,465	364,678

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended June 30, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
International Growth Fund	$556	$1	$4
Natixis Oakmark Fund	355,546	66,918	200,754
Natixis Oakmark International Fund	145,383	20,489	61,465
U.S. Equity Opportunities Fund	866,455	32,317	96,950
Mid Cap Fund	49,770	2,903	8,710
Small Cap Fund	270,686	15,444	46,330
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended June 30, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
International Growth Fund	$6,425
Natixis Oakmark Fund	210,939
Natixis Oakmark International Fund	60,410
U.S. Equity Opportunities Fund	244,104
Mid Cap Fund	48,136
Small Cap Fund	273,173
53 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended June 30, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
International Growth Fund	$9,206
Natixis Oakmark Fund	364,653
Natixis Oakmark International Fund	167,565
U.S. Equity Opportunities Fund	230,962
Mid Cap Fund	84,615
Small Cap Fund	621,720
As of June 30, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
International Growth Fund	$211
Natixis Oakmark Fund	9,755
Natixis Oakmark International Fund	4,623
U.S. Equity Opportunities Fund	6,183
Mid Cap Fund	1,997
Small Cap Fund	16,304
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2025 were as follows:
Fund	Commissions
Natixis Oakmark Fund	$13,907
Natixis Oakmark International Fund	1,492
U.S. Equity Opportunities Fund	22,317
Mid Cap Fund	185
Small Cap Fund	2,266
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated
| 54

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
$6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors, Loomis Sayles and affiliates are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of June 30, 2025, Natixis and affiliates held shares of International Growth Fund representing 35.11% of the Fund's net assets.
Investment activities of affiliated shareholders could have material impacts on the Fund.
h. Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended June 30, 2025, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
International Growth Fund	$890
Natixis Oakmark Fund	1,179
Natixis Oakmark International Fund	966
U.S. Equity Opportunities Fund	850
Mid Cap Fund	1,256
Small Cap Fund	2,232
i. Interfund Transactions. A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common Trustees. For the six months ended June 30, 2025, Natixis Oakmark International Fund engaged in purchase transactions of $4,967,210 with an affiliate of Natixis in compliance with Rule 17a-7 of the 1940 Act pursuant to procedures adopted by the Board of Trustees.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended June 30, 2025, the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	$304	$1	$890	$12,906
Natixis Oakmark Fund	122,154	22,991	1,179	272,930
Natixis Oakmark International Fund	75,297	10,622	966	92,663
U.S. Equity Opportunities Fund	198,098	7,382	850	115,790
Mid Cap Fund	21,223	1,242	1,256	69,934
Small Cap Fund	132,750	7,495	2,232	527,140
55 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2025, Oakmark International Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $17,250,000 at a weighted average interest rate of 5.43%. Interest expense incurred on the line of credit was $5,204.
For the six months ended June 30, 2025, Vaughan Nelson Mid Cap Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $3,700,000 at a weighted average interest rate of 5.43%. Interest expense incurred on the line of credit was $558.
9.Risk. The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
International Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.
International Growth Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of June 30, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Mid Cap Fund	1	17.73%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
11.Interest Expense. The Funds incur interest expense on cash (including foreign currency) overdrafts at the custodian bank and borrowings on the line of credit. Interest expense incurred for the six months ended June 30, 2025 is reflected on the Statements of Operations.
| 56

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
International Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	19,936	$220,647	14,207	$154,136
Issued in connection with the reinvestment of distributions	621	5,979	143	1,516
Redeemed	(4,550)	(50,022)	(537)	(5,285)
Net change	16,007	$176,604	13,813	$150,367
Class C
Issued from the sale of shares	—	$1	—	$ —
Issued in connection with the reinvestment of distributions	2	14	—	—
Net change	2	$15	—	$ —
Class N
Issued from the sale of shares	—	$1	100	$1,000
Issued in connection with the reinvestment of distributions	4,805	46,411	2,173	23,137
Redeemed	—	—	(1,772,768)	(19,501,016)
Net change	4,805	$46,412	(1,770,495)	$(19,476,879)
Class Y
Issued from the sale of shares	158,192	$1,729,300	1,242,377	$12,841,763
Issued in connection with the reinvestment of distributions	25,146	242,915	10,850	115,638
Redeemed	(221,398)	(2,394,153)	(17,876)	(193,631)
Net change	(38,060)	$(421,938)	1,235,351	$12,763,770
Decrease from capital share transactions	(17,246)	$(198,907)	(521,331)	$(6,562,742)
57 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	383,986	$11,362,464	1,121,602	$33,121,501
Issued in connection with the reinvestment of distributions	163,798	4,345,322	578,301	17,001,350
Redeemed	(840,216)	(24,584,189)	(1,333,089)	(39,476,023)
Net change	(292,432)	$(8,876,403)	366,814	$10,646,828
Class C
Issued from the sale of shares	278,315	$6,201,709	561,955	$12,611,742
Issued in connection with the reinvestment of distributions	54,772	1,083,394	179,861	3,980,731
Redeemed	(419,754)	(9,320,241)	(925,075)	(21,046,076)
Net change	(86,667)	$(2,035,138)	(183,259)	$(4,453,603)
Class N
Issued from the sale of shares	24,878	$803,060	35,199	$1,153,493
Issued in connection with the reinvestment of distributions	1,128	32,836	3,042	97,883
Redeemed	(5,759)	(187,282)	(6,875)	(225,846)
Net change	20,247	$648,614	31,366	$1,025,530
Class Y
Issued from the sale of shares	9,239,313	$301,687,784	11,810,084	$369,974,574
Issued in connection with the reinvestment of distributions	338,904	9,824,838	985,552	31,583,451
Redeemed	(3,905,611)	(125,063,666)	(7,438,441)	(238,246,497)
Net change	5,672,606	$186,448,956	5,357,195	$163,311,528
Increase from capital share transactions	5,313,754	$176,186,029	5,572,116	$170,530,283
| 58

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	375,759	$5,587,819	743,608	$10,583,431
Issued in connection with the reinvestment of distributions	—	—	150,700	2,037,007
Redeemed	(913,520)	(13,216,900)	(2,393,970)	(34,284,693)
Net change	(537,761)	$(7,629,081)	(1,499,662)	$(21,664,255)
Class C
Issued from the sale of shares	26,483	$388,969	41,009	$576,880
Issued in connection with the reinvestment of distributions	—	—	24,525	327,921
Redeemed	(335,539)	(4,910,473)	(754,703)	(10,603,038)
Net change	(309,056)	$(4,521,504)	(689,169)	$(9,698,237)
Class N
Issued from the sale of shares	58,440	$859,954	10,978	$154,980
Issued in connection with the reinvestment of distributions	—	—	717	9,625
Redeemed	(63,118)	(897,991)	(5,237)	(73,843)
Net change	(4,678)	$(38,037)	6,458	$90,762
Class Y
Issued from the sale of shares	2,567,219	$37,920,180	4,207,705	$60,219,863
Issued in connection with the reinvestment of distributions	—	—	311,513	4,189,560
Redeemed	(4,082,732)	(56,623,436)	(8,976,237)	(128,761,252)
Net change	(1,515,513)	$(18,703,256)	(4,457,019)	$(64,351,829)
Decrease from capital share transactions	(2,367,008)	$(30,891,878)	(6,639,392)	$(95,623,559)
59 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	557,750	$23,832,827	617,333	$25,501,751
Issued in connection with the reinvestment of distributions	398,713	15,745,109	919,915	40,281,894
Redeemed	(1,112,390)	(47,633,371)	(1,880,572)	(76,866,617)
Net change	(155,927)	$(8,055,435)	(343,324)	$(11,082,972)
Class C
Issued from the sale of shares	301,050	$4,019,498	271,137	$4,000,373
Issued in connection with the reinvestment of distributions	143,218	1,737,233	309,645	4,418,982
Redeemed	(583,697)	(8,006,677)	(799,430)	(12,247,126)
Net change	(139,429)	$(2,249,946)	(218,648)	$(3,827,771)
Class N
Issued from the sale of shares	3,192	$182,687	36,515	$1,934,423
Issued in connection with the reinvestment of distributions	567	30,428	1,465	86,449
Redeemed	(2,007)	(113,387)	(4,732)	(283,156)
Net change	1,752	$99,728	33,248	$1,737,716
Class Y
Issued from the sale of shares	1,106,641	$64,405,686	1,473,835	$80,444,261
Issued in connection with the reinvestment of distributions	107,788	5,760,183	240,897	14,165,570
Redeemed	(710,416)	(41,061,093)	(1,619,037)	(88,388,980)
Net change	504,013	$29,104,776	95,695	$6,220,851
Increase (decrease) from capital share transactions	210,409	$18,899,123	(433,029)	$(6,952,176)
| 60

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Mid Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	63,803	$1,474,685	231,670	$5,769,552
Issued in connection with the reinvestment of distributions	71,163	1,481,604	180,107	4,389,307
Redeemed	(179,181)	(4,097,721)	(359,279)	(9,021,664)
Net change	(44,215)	$(1,141,432)	52,498	$1,137,195
Class C
Issued from the sale of shares	15,356	$314,999	27,274	$645,132
Issued in connection with the reinvestment of distributions	6,123	111,260	13,805	296,132
Redeemed	(27,460)	(539,079)	(104,706)	(2,308,922)
Net change	(5,981)	$(112,820)	(63,627)	$(1,367,658)
Class N
Issued from the sale of shares	79,903	$1,957,718	423,292	$10,598,201
Issued in connection with the reinvestment of distributions	92,014	1,960,820	218,508	5,438,801
Redeemed	(545,303)	(12,809,618)	(1,278,742)	(35,649,338)
Net change	(373,386)	$(8,891,080)	(636,942)	$(19,612,336)
Class Y
Issued from the sale of shares	721,204	$16,187,737	1,198,410	$30,740,368
Issued in connection with the reinvestment of distributions	228,144	4,868,600	618,693	15,424,293
Redeemed	(1,623,193)	(38,322,040)	(2,097,393)	(52,696,854)
Net change	(673,845)	$(17,265,703)	(280,290)	$(6,532,193)
Decrease from capital share transactions	(1,097,427)	$(27,411,035)	(928,361)	$(26,374,992)
61 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Small Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	7,626,814	$139,861,020	3,034,383	$60,324,416
Issued in connection with the reinvestment of distributions	—	—	106,589	2,082,739
Redeemed	(894,526)	(16,738,365)	(1,237,909)	(24,423,784)
Net change	6,732,288	$123,122,655	1,903,063	$37,983,371
Class C
Issued from the sale of shares	103,100	$661,029	806,174	$5,370,062
Issued in connection with the reinvestment of distributions	—	—	75,527	492,437
Redeemed	(219,023)	(1,358,711)	(119,982)	(825,701)
Net change	(115,923)	$(697,682)	761,719	$5,036,798
Class N
Issued from the sale of shares	4,521,218	$96,949,728	5,582,264	$117,113,893
Issued in connection with the reinvestment of distributions	—	—	7,623	159,095
Redeemed	(1,503,907)	(29,899,543)	(346,348)	(7,364,416)
Net change	3,017,311	$67,050,185	5,243,539	$109,908,572
Class Y
Issued from the sale of shares	7,158,700	$143,590,891	30,003,927	$616,586,435
Issued in connection with the reinvestment of distributions	—	—	628,157	13,090,789
Redeemed	(10,902,715)	(216,263,976)	(11,669,470)	(246,553,822)
Net change	(3,744,015)	$(72,673,085)	18,962,614	$383,123,402
Increase from capital share transactions	5,889,661	$116,802,073	26,870,935	$536,052,143
| 62

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Mid Cap Fund, and Vaughan Nelson Small Cap Fund, sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2025. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended
63 |

regulatory requirements, such as recent rules relating to, among other topics, anti-money laundering, liquidity risk management, privacy, and fund names, as well as monitoring proposed rules.
For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2024, each Fund’s one-, three- and five-year (as applicable) performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles International Growth Fund	7%	4%	N/A
Natixis Oakmark Fund	32%	6%	1%
Natixis Oakmark International Fund	100%	99%	99%
Natixis U.S. Equity Opportunities Fund	22%	7%	6%
Vaughan Nelson Mid Cap Fund	9%	9%	23%
Vaughan Nelson Small Cap Fund	91%	13%	13%
In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance for a recent (though not necessarily the most recent) calendar year was stronger relative to its category; (3) that the Fund’s more recent relative performance (i.e., for the three-month period ending March 31, 2025) had improved; and (4) that the Fund’s longer-term (three-, five-, and 10-year) performance has been stronger relative to its category. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the
| 64

management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for the Funds under their expense limitation agreements. The Trustees further noted that the total advisory fee rate for Loomis Sayles International Growth Fund and Natixis U.S. Equity Opportunities Fund was at or below the median of its peer group of funds.
The Trustees noted that each of Natixis Oakmark Fund, Natixis Oakmark International Fund, Vaughan Nelson Small Cap Fund, and Vaughan Nelson Mid Cap Fund had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that management reduced the expense limitation of Natixis Oakmark Fund effective July 1, 2024; (2) that the advisory fee was only one basis point higher than the median of a peer group of funds for Vaughan Nelson Mid Cap Fund; (3) that the advisory fee was only four basis points higher than the median of a peer group of funds for Natixis Oakmark International Fund; (4) that the advisory fee was only five basis points higher than the median of a peer group of funds for Natixis Oakmark Fund and that the Trustees discussed such advisory fee with management; (5) that, although its advisory fee was higher than the median of its peer group, Vaughan Nelson Small Cap Fund’s net overall expense ratio was only one basis point above the median of a peer group of funds; and (6) the quality of the services and the reputation and performance of the portfolio management team. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that Natixis Oakmark Fund, Natixis Oakmark International Fund and Vaughan Nelson Mid Cap Fund had breakpoints in their advisory fees and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses. They also considered that although the Adviser had established an expense limitation for the Loomis Sayles International Growth Fund, it did not benefit from significant economies of scale because of its relatively small size.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
65 |

The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2026.
| 66

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/31/2026
EF58SA-0625
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2025

By:	/s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 22, 2025